SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	7,083	$327,589
Northrop Grumman Corp.	1,746	768,572
RTX Corp.	6,448	464,062

		1,560,223

Air Freight & Logistics — 0.9%
FedEx Corp.	4,747	1,257,575

		1,257,575

Automobiles — 1.7%
General Motors Co.	5,362	176,785
Tesla, Inc.(1)	8,532	2,134,877

		2,311,662

Banks — 1.8%
Bank of America Corp.	33,750	924,075
Citigroup, Inc.	37,401	1,538,303

		2,462,378

Beverages — 2.5%
Coca-Cola Co.	23,032	1,289,331
Constellation Brands, Inc., Class A	584	146,777
PepsiCo, Inc.	11,518	1,951,610

		3,387,718

Biotechnology — 2.3%
AbbVie, Inc.	11,836	1,764,274
Ascendis Pharma AS, ADR(1)	5,896	552,101
Biogen, Inc.(1)	1,411	362,641
Regeneron Pharmaceuticals, Inc.(1)	486	399,959

		3,078,975

Broadline Retail — 3.5%
Amazon.com, Inc.(1)	36,727	4,668,736

		4,668,736

Building Products — 0.9%
Johnson Controls International PLC	22,190	1,180,730

		1,180,730

Capital Markets — 3.4%
Charles Schwab Corp.	18,841	1,034,371
Goldman Sachs Group, Inc.	4,646	1,503,306
KKR & Co., Inc.	16,647	1,025,455
Quilter PLC (United Kingdom)(2)	234,763	245,561
S&P Global, Inc.	1,994	728,628

		4,537,321

Chemicals — 1.9%
Corteva, Inc.	8,975	459,161
DuPont de Nemours, Inc.	6,888	513,776
Eastman Chemical Co.	4,197	321,994
Linde PLC	361	134,418
PPG Industries, Inc.	3,092	401,342
Sherwin-Williams Co.	2,543	648,592

		2,479,283

Construction Materials — 0.4%
CRH PLC	8,814	482,390

		482,390

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Finance — 0.2%
Capital One Financial Corp.	3,150	$305,708

		305,708

Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.(1)	2,243	160,083
Costco Wholesale Corp.	1,520	858,739
Target Corp.	4,041	446,813
Walmart, Inc.	7,735	1,237,059

		2,702,694

Containers & Packaging — 0.4%
Avery Dennison Corp.	1,760	321,499
Berry Global Group, Inc.	4,090	253,212

		574,711

Electric Utilities — 2.5%
Exelon Corp.	19,767	746,995
NextEra Energy, Inc.	10,201	584,415
NRG Energy, Inc.	42,612	1,641,414
PG&E Corp.(1)	23,545	379,781

		3,352,605

Electrical Equipment — 0.1%
Emerson Electric Co.	723	69,820

		69,820

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	1,749	352,878
Vontier Corp.	20,195	624,430

		977,308

Energy Equipment & Services — 0.2%
Diamond Offshore Drilling, Inc.(1)	21,584	316,853

		316,853

Entertainment — 0.8%
Netflix, Inc.(1)	1,515	572,064
Sea Ltd., ADR(1)	3,195	140,420
Walt Disney Co.(1)	4,036	327,118

		1,039,602

Financial Services — 3.8%
Apollo Global Management, Inc.	14,082	1,264,000
Mastercard, Inc., Class A	6,426	2,544,118
Visa, Inc., Class A	5,295	1,217,903

		5,026,021

Food Products — 0.3%
General Mills, Inc.	5,857	374,789

		374,789

Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd.	6,397	476,001
Hertz Global Holdings, Inc.(1)	27,972	342,657
Union Pacific Corp.	4,084	831,625

		1,650,283

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	3,418	331,033
Becton Dickinson & Co.	1,692	437,433
Boston Scientific Corp.(1)	14,595	770,616
Dexcom, Inc.(1)	4,968	463,515
IDEXX Laboratories, Inc.(1)	242	105,819

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Intuitive Surgical, Inc.(1)	2,215	$647,422
Medtronic PLC	1,753	137,365
Stryker Corp.	1,498	409,359

		3,302,562

Health Care Providers & Services — 4.8%
Cigna Group	5,036	1,440,648
Elevance Health, Inc.	436	189,843
Humana, Inc.	2,203	1,071,804
McKesson Corp.	2,602	1,131,480
UnitedHealth Group, Inc.	5,132	2,587,503

		6,421,278

Hotels, Restaurants & Leisure — 1.9%
Aramark	7,398	256,711
Booking Holdings, Inc.(1)	349	1,076,298
Chipotle Mexican Grill, Inc.(1)	346	633,813
Hilton Worldwide Holdings, Inc.	4,193	629,705

		2,596,527

Household Durables — 0.9%
PulteGroup, Inc.	16,882	1,250,112

		1,250,112

Household Products — 1.7%
Procter & Gamble Co.	15,187	2,215,176

		2,215,176

Industrial Conglomerates — 0.9%
General Electric Co.	2,373	262,335
Honeywell International, Inc.	4,803	887,306

		1,149,641

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	61,400	496,668
Assured Guaranty Ltd.	25,736	1,557,543
AXA SA (France)	21,479	636,215
Prudential PLC (United Kingdom)	70,555	759,745

		3,450,171

Interactive Media & Services — 6.3%
Alphabet, Inc., Class A(1)	42,459	5,556,185
Meta Platforms, Inc., Class A(1)	9,576	2,874,811

		8,430,996

Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A(1)	861	308,625
Danaher Corp.	2,980	739,338
ICON PLC(1)	345	84,956
Thermo Fisher Scientific, Inc.	2,004	1,014,365

		2,147,284

Machinery — 1.3%
Deere & Co.	374	141,140
Ingersoll Rand, Inc.	9,392	598,458
Otis Worldwide Corp.	13,171	1,057,763

		1,797,361

Media — 0.9%
Charter Communications, Inc., Class A(1)	2,748	1,208,625

		1,208,625

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	8,803	$400,015
Glencore PLC (Australia)	59,181	338,445

		738,460

Multi-Utilities — 0.3%
Ameren Corp.	4,823	360,905

		360,905

Office REITs — 0.3%
Vornado Realty Trust	15,568	353,082

		353,082

Oil, Gas & Consumable Fuels — 4.9%
BP PLC (United Kingdom)	94,491	610,114
Cenovus Energy, Inc. (Canada)	50,041	1,041,899
ConocoPhillips	8,107	971,219
Exxon Mobil Corp.	27,122	3,189,005
Shell PLC (United Kingdom)	23,880	758,190

		6,570,427

Passenger Airlines — 0.3%
Southwest Airlines Co.	13,392	362,522

		362,522

Personal Care Products — 0.3%
Kenvue, Inc.	19,231	386,159

		386,159

Pharmaceuticals — 3.5%
4Front Ventures Corp.(1)	552,923	138,231
Eli Lilly & Co.	3,108	1,669,400
Innoviva, Inc.(1)	43,465	564,610
Johnson & Johnson	5,924	922,663
Merck & Co., Inc.	10,724	1,104,036
TerrAscend Corp.(1)	36,139	74,085
Zoetis, Inc.	1,461	254,185

		4,727,210

Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	17,595	1,809,118
Applied Materials, Inc.	3,479	481,668
Broadcom, Inc.	2,949	2,449,380
NVIDIA Corp.	9,596	4,174,164
QUALCOMM, Inc.	12,631	1,402,799

		10,317,129

Software — 13.0%
Intuit, Inc.	2,748	1,404,063
Microsoft Corp.	31,659	9,996,329
Oracle Corp.	32,391	3,430,855
Salesforce, Inc.(1)	12,732	2,581,795

		17,413,042

Specialized REITs — 0.7%
Gaming & Leisure Properties, Inc.	19,227	875,790

		875,790

Specialty Retail — 2.2%
CarMax, Inc.(1)	4,752	336,109
Home Depot, Inc.	6,509	1,966,759
O’Reilly Automotive, Inc.(1)	329	299,015
TJX Cos., Inc.	3,369	299,437

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
Warby Parker, Inc., Class A(1)	2,985	$39,283

		2,940,603

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	36,218	6,200,884

		6,200,884

Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., Class A	8,624	117,114
Lululemon Athletica, Inc.(1)	605	233,294
NIKE, Inc., Class B	4,632	442,912

		793,320

Trading Companies & Distributors — 0.6%
United Rentals, Inc.	1,780	791,335

		791,335

Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.(1)	8,644	1,210,592

		1,210,592

Total Common Stocks (Cost $96,509,226)		131,808,578

Exchange-Traded Funds — 0.2%
SPDR S&P 500 ETF Trust	630	269,312

Total Exchange–Traded Funds (Cost $286,055)		269,312

	Principal Amount	Value

Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $1,847,188, due 10/2/2023(3)	$1,846,942	1,846,942

Total Repurchase Agreements (Cost $1,846,942)		1,846,942

Total Investments — 100.1% (Cost $98,642,223)		133,924,832

Liabilities in excess of other assets — (0.1)%		(90,605)

Total Net Assets — 100.0%		$133,834,227

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of the security amounted to $245,561, representing 0.2% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$2,085,700	$1,883,917

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$127,963,640	$3,844,938	*	$—	$131,808,578
Exchange-Traded Funds	269,312	—		—	269,312
Repurchase Agreements	—	1,846,942		—	1,846,942

Total	$128,232,952	$5,691,880		$—	$133,924,832

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 97.8%
Aerospace & Defense — 3.2%
Curtiss-Wright Corp.	6,379	$1,247,923
RTX Corp.	15,273	1,099,198
Textron, Inc.	25,506	1,993,039

		4,340,160

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	7,742	887,465

		887,465

Automobile Components — 1.3%
BorgWarner, Inc.	44,597	1,800,381

		1,800,381

Banks — 6.8%
Bank OZK	18,127	671,968
JPMorgan Chase & Co.	34,898	5,060,908
Wells Fargo & Co.	83,050	3,393,423

		9,126,299

Biotechnology — 8.9%
Amgen, Inc.	16,898	4,541,507
Gilead Sciences, Inc.	45,330	3,397,030
Regeneron Pharmaceuticals, Inc.(1)	4,818	3,965,021

		11,903,558

Building Products — 0.8%
Builders FirstSource, Inc.(1)	8,675	1,079,951

		1,079,951

Capital Markets — 0.8%
Houlihan Lokey, Inc.	5,966	639,078
Raymond James Financial, Inc.	4,684	470,414

		1,109,492

Chemicals — 1.2%
LyondellBasell Industries NV, Class A	7,819	740,459
PPG Industries, Inc.	7,131	925,604

		1,666,063

Communications Equipment — 2.4%
Cisco Systems, Inc.	59,687	3,208,773

		3,208,773

Construction & Engineering — 1.3%
EMCOR Group, Inc.	8,172	1,719,307

		1,719,307

Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.(1)	14,603	1,042,216
Kroger Co.	12,465	557,809

		1,600,025

Distributors — 1.4%
LKQ Corp.	39,065	1,934,108

		1,934,108

Electric Utilities — 0.5%
IDACORP, Inc.	7,592	710,991

		710,991

Electrical Equipment — 2.8%
Emerson Electric Co.	13,482	1,301,957
nVent Electric PLC	31,685	1,678,988

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
Sensata Technologies Holding PLC	19,737	$746,453

		3,727,398

Electronic Equipment, Instruments & Components — 0.9%
IPG Photonics Corp.(1)	6,351	644,881
Keysight Technologies, Inc.(1)	4,410	583,487

		1,228,368

Energy Equipment & Services — 1.3%
ChampionX Corp.	8,704	310,036
Helmerich & Payne, Inc.	35,103	1,479,943

		1,789,979

Financial Services — 9.7%
Berkshire Hathaway, Inc., Class B(1)	14,604	5,115,781
Fiserv, Inc.(1)	15,675	1,770,648
Mastercard, Inc., Class A	12,045	4,768,736
PayPal Holdings, Inc.(1)	24,330	1,422,332

		13,077,497

Health Care Providers & Services — 8.0%
Cencora, Inc.	11,432	2,057,417
Cigna Group	6,747	1,930,114
Elevance Health, Inc.	11,448	4,984,688
Quest Diagnostics, Inc.	14,646	1,784,762

		10,756,981

Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.(1)	148	456,425
Choice Hotels International, Inc.	5,250	643,177

		1,099,602

Household Durables — 0.7%
D.R. Horton, Inc.	8,626	927,036

		927,036

Insurance — 3.2%
American International Group, Inc.	27,388	1,659,713
Axis Capital Holdings Ltd.	26,506	1,494,143
MetLife, Inc.	18,738	1,178,808

		4,332,664

Interactive Media & Services — 3.4%
Alphabet, Inc., Class C(1)	34,717	4,577,436

		4,577,436

IT Services — 2.2%
Accenture PLC, Class A	8,626	2,649,131
EPAM Systems, Inc.(1)	1,336	341,602

		2,990,733

Machinery — 3.3%
Dover Corp.	4,882	681,088
Middleby Corp.(1)	6,255	800,640
PACCAR, Inc.	22,632	1,924,172
Westinghouse Air Brake Technologies Corp.	9,207	978,428

		4,384,328

Media — 2.6%
Comcast Corp., Class A	78,906	3,498,692

		3,498,692

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 0.7%
BHP Group Ltd., ADR	16,146	$918,385

		918,385

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	22,339	3,766,802
ConocoPhillips	19,922	2,386,656
EOG Resources, Inc.	14,127	1,790,738
Phillips 66	20,307	2,439,886

		10,384,082

Passenger Airlines — 0.7%
Alaska Air Group, Inc.(1)	24,075	892,701

		892,701

Pharmaceuticals — 2.8%
Roche Holding AG, ADR	111,105	3,769,793

		3,769,793

Professional Services — 2.1%
Maximus, Inc.	13,685	1,021,996
Robert Half, Inc.	23,550	1,725,744

		2,747,740

Semiconductors & Semiconductor Equipment — 4.4%
NXP Semiconductors NV	6,947	1,388,844
QUALCOMM, Inc.	31,240	3,469,515
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,768	1,109,539

		5,967,898

Specialized REITs — 1.7%
Weyerhaeuser Co.	75,684	2,320,471

		2,320,471

Specialty Retail — 2.6%
Lowe’s Cos., Inc.	10,560	2,194,790
Ross Stores, Inc.	11,228	1,268,203

		3,462,993

Tobacco — 3.9%
Philip Morris International, Inc.	56,148	5,198,182

		5,198,182

Trading Companies & Distributors — 1.8%
Ferguson PLC	9,211	1,514,933
MSC Industrial Direct Co., Inc., Class A	8,457	830,054

		2,344,987

Total Common Stocks (Cost $108,200,919)		131,484,519

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $3,045,203, due 10/2/2023(2)	$3,044,797	$3,044,797

Total Repurchase Agreements (Cost $3,044,797)		3,044,797

Total Investments — 100.1% (Cost $111,245,716)		134,529,316

Liabilities in excess of other assets — (0.1)%		(133,545)

Total Net Assets — 100.0%		$134,395,771

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$3,438,400	$3,105,749

Legend:

ADR – American Depositary Receipt
REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$131,484,519	$—	$—	$131,484,519
Repurchase Agreements	—	3,044,797	—	3,044,797

Total	$131,484,519	$3,044,797	$—	$134,529,316

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.8%
Aerospace & Defense — 1.0%
RTX Corp.	48,016	$3,455,711

		3,455,711

Automobiles — 0.7%
Tesla, Inc.(1)	9,743	2,437,893

		2,437,893

Banks — 3.7%
Bank of America Corp.	158,638	4,343,509
JPMorgan Chase & Co.	53,868	7,811,937

		12,155,446

Beverages — 2.6%
Constellation Brands, Inc., Class A	17,633	4,431,702
Monster Beverage Corp.(1)	77,961	4,128,035

		8,559,737

Biotechnology — 2.5%
Regeneron Pharmaceuticals, Inc.(1)	3,977	3,272,912
Vertex Pharmaceuticals, Inc.(1)	14,516	5,047,794

		8,320,706

Broadline Retail — 4.6%
Amazon.com, Inc.(1)	120,982	15,379,232

		15,379,232

Building Products — 1.0%
Johnson Controls International PLC	60,529	3,220,748

		3,220,748

Capital Markets — 1.5%
Morgan Stanley	61,530	5,025,155

		5,025,155

Chemicals — 2.5%
PPG Industries, Inc.	29,589	3,840,652
Sherwin-Williams Co.	17,573	4,481,994

		8,322,646

Consumer Finance — 1.0%
American Express Co.	22,442	3,348,122

		3,348,122

Electric Utilities — 2.4%
American Electric Power Co., Inc.	31,156	2,343,554
Duke Energy Corp.	40,522	3,576,472
Eversource Energy	32,477	1,888,538

		7,808,564

Electrical Equipment — 1.1%
AMETEK, Inc.	24,486	3,618,051

		3,618,051

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	16,768	3,383,112

		3,383,112

Energy Equipment & Services — 0.8%
Schlumberger NV	46,809	2,728,965

		2,728,965

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 2.1%
Mastercard, Inc., Class A	17,655	$6,989,791

		6,989,791

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	44,399	4,300,043
Becton Dickinson & Co.	15,121	3,909,232
Boston Scientific Corp.(1)	63,858	3,371,703
Hologic, Inc.(1)	42,296	2,935,342

		14,516,320

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	17,929	9,039,622

		9,039,622

Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A(1)	14,147	1,941,110
Marriott International, Inc., Class A	19,193	3,772,576
McDonald’s Corp.	15,720	4,141,277

		9,854,963

Household Products — 3.2%
Colgate-Palmolive Co.	49,574	3,525,207
Procter & Gamble Co.	49,134	7,166,685

		10,691,892

Industrial REITs — 1.1%
Prologis, Inc.	33,724	3,784,170

		3,784,170

Insurance — 3.6%
Arch Capital Group Ltd.(1)	41,108	3,276,719
Chubb Ltd.	20,222	4,209,816
Progressive Corp.	32,557	4,535,190

		12,021,725

Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(1)	110,047	14,400,750
Alphabet, Inc., Class C(1)	36,527	4,816,085
Meta Platforms, Inc., Class A(1)	34,199	10,266,882
ZoomInfo Technologies, Inc.(1)	82,008	1,344,931

		30,828,648

IT Services — 1.1%
Accenture PLC, Class A	11,786	3,619,598

		3,619,598

Life Sciences Tools & Services — 2.5%
Danaher Corp.	17,111	4,245,239
Thermo Fisher Scientific, Inc.	7,995	4,046,829

		8,292,068

Machinery — 3.6%
Deere & Co.	12,723	4,801,406
Illinois Tool Works, Inc.	15,848	3,649,953
Nordson Corp.	15,660	3,494,842

		11,946,201

Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	26,182	3,136,604
EOG Resources, Inc.	32,156	4,076,094
Pioneer Natural Resources Co.	17,072	3,918,878

		11,131,576

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Personal Care Products — 1.0%
Estee Lauder Cos., Inc., Class A	22,643	$3,273,046

		3,273,046

Pharmaceuticals — 3.5%
Eli Lilly & Co.	13,476	7,238,364
Merck & Co., Inc.	42,240	4,348,608

		11,586,972

Residential REITs — 0.7%
AvalonBay Communities, Inc.	14,365	2,467,045

		2,467,045

Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.(1)	27,200	2,796,704
Broadcom, Inc.	6,976	5,794,126
KLA Corp.	9,150	4,196,739
NVIDIA Corp.	28,128	12,235,399
Texas Instruments, Inc.	24,531	3,900,674

		28,923,642

Software — 9.9%
Microsoft Corp.	75,720	23,908,590
Palo Alto Networks, Inc.(1)	10,362	2,429,267
Salesforce, Inc.(1)	17,803	3,610,092
Workday, Inc., Class A(1)	14,564	3,129,076

		33,077,025

Specialty Retail — 1.6%
TJX Cos., Inc.	59,512	5,289,427

		5,289,427

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	113,152	19,372,754

		19,372,754

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	43,629	4,171,805

		4,171,805

Total Common Stocks (Cost $320,034,999)		328,642,378

	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $2,054,805, due 10/2/2023(2)	$2,054,531	2,054,531

Total Repurchase Agreements (Cost $2,054,531)		2,054,531

Total Investments — 99.4% (Cost $322,089,530)		330,696,909

Assets in excess of other liabilities — 0.6%		1,936,226

Total Net Assets — 100.0%		$332,633,135

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$2,320,100	$2,095,640

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$328,642,378	$—	$—	$328,642,378
Repurchase Agreements	—	2,054,531	—	2,054,531

Total	$328,642,378	$2,054,531	$—	$330,696,909

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.5%
Australia — 2.3%
IDP Education Ltd.	14,067	$192,904
QBE Insurance Group Ltd.	77,631	785,073
Woodside Energy Group Ltd.	54,419	1,267,882

		2,245,859

Belgium — 0.9%
KBC Group NV	14,470	902,168

		902,168

Cayman Islands — 1.2%
Tencent Holdings Ltd.	30,200	1,170,403

		1,170,403

Denmark — 4.9%
Genmab AS(1)	2,960	1,047,486
Novo Nordisk AS, Class B	40,622	3,695,214

		4,742,700

France — 14.3%
Air Liquide SA	16,047	2,704,192
L’Oreal SA	3,754	1,554,679
LVMH Moet Hennessy Louis Vuitton SE	4,429	3,341,356
Safran SA	19,128	2,990,739
Sanofi	7,207	773,327
Schneider Electric SE	3,047	502,337
Vinci SA	18,210	2,015,970

		13,882,600

Germany — 6.0%
Beiersdorf AG	5,372	693,656
Delivery Hero SE(1)(2)	5,417	155,578
Deutsche Boerse AG	11,252	1,944,855
Deutsche Post AG	25,585	1,042,755
Infineon Technologies AG	46,165	1,531,059
Zalando SE(1)(2)	19,184	428,412

		5,796,315

Hong Kong — 0.8%
AIA Group Ltd.	90,000	728,016

		728,016

India — 1.3%
HDFC Bank Ltd., ADR	21,831	1,288,247

		1,288,247

Ireland — 1.8%
Linde PLC	4,761	1,781,190

		1,781,190

Japan — 19.6%
Ajinomoto Co., Inc.	18,600	716,848
Daikin Industries Ltd.	13,400	2,102,262
Hoya Corp.	19,300	1,988,933
Keyence Corp.	6,400	2,378,697
Otsuka Corp.	23,800	1,007,781
Recruit Holdings Co. Ltd.	59,300	1,826,112
Seven & i Holdings Co. Ltd.	28,000	1,096,468
Shimano, Inc.	7,800	1,053,217
Shin-Etsu Chemical Co. Ltd.	66,800	1,938,830
Sony Group Corp.	31,700	2,593,113
Terumo Corp.	34,500	913,977
Tokio Marine Holdings, Inc.	59,700	1,376,226

		18,992,464

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — 9.2%
Adyen NV(1)(2)	197	$146,030
Airbus SE	12,333	1,649,939
Argenx SE(1)	2,723	1,323,816
ASML Holding NV	7,168	4,209,330
Ferrari NV	2,145	632,166
Wolters Kluwer NV	8,296	1,004,693

		8,965,974

Singapore — 1.8%
DBS Group Holdings Ltd.	71,300	1,750,735

		1,750,735

Spain — 2.9%
Iberdrola SA	99,553	1,111,551
Industria de Diseno Textil SA	45,478	1,692,660

		2,804,211

Sweden — 4.6%
Atlas Copco AB, Class A	158,496	2,123,510
Epiroc AB, Class A	45,613	863,347
Evolution AB(2)	6,732	678,369
Volvo AB, Class B	37,963	781,455

		4,446,681

Switzerland — 8.9%
Cie Financiere Richemont SA, Reg S, Class A	13,168	1,604,421
Nestle SA, Reg S	42,620	4,812,710
Roche Holding AG	5,724	1,561,308
Straumann Holding AG, Reg S	5,336	677,751

		8,656,190

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,752	1,021,249

		1,021,249

United Kingdom — 15.6%
3i Group PLC	76,690	1,930,320
Allfunds Group PLC	55,570	306,768
AstraZeneca PLC	27,425	3,690,768
Diageo PLC	45,772	1,688,018
Ferguson PLC	5,927	974,551
InterContinental Hotels Group PLC	26,787	1,974,806
London Stock Exchange Group PLC	19,188	1,926,223
Oxford Nanopore Technologies PLC(1)	79,368	199,228
RELX PLC	63,676	2,148,875
Spirax-Sarco Engineering PLC	2,553	295,221

		15,134,778

United States — 1.3%
MercadoLibre, Inc.(1)	272	344,863
Yum China Holdings, Inc.	15,746	877,367

		1,222,230

Total Common Stocks (Cost $80,561,458)		95,532,010

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $1,481,191, due 10/2/2023(3)	$1,480,993	$1,480,993

Total Repurchase Agreements (Cost $1,480,993)		1,480,993

Total Investments — 100.0% (Cost $82,042,451)		97,013,003

Liabilities in excess of other assets — (0.0)%		(44,459)

Total Net Assets — 100.0%		$96,968,544

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $1,408,389, representing 1.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,672,500	$1,510,692

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,245,859	*	$—	$2,245,859
Belgium	—	902,168	*	—	902,168
Cayman Islands	—	1,170,403	*	—	1,170,403
Denmark	—	4,742,700	*	—	4,742,700
France	—	13,882,600	*	—	13,882,600
Germany	—	5,796,315	*	—	5,796,315
Hong Kong	—	728,016	*	—	728,016
India	1,288,247	—		—	1,288,247
Ireland	—	1,781,190	*	—	1,781,190
Japan	—	18,992,464	*	—	18,992,464
Netherlands	—	8,965,974	*	—	8,965,974
Singapore	—	1,750,735	*	—	1,750,735
Spain	—	2,804,211	*	—	2,804,211
Sweden	—	4,446,681	*	—	4,446,681
Switzerland	—	8,656,190	*	—	8,656,190
Taiwan	1,021,249	—		—	1,021,249
United Kingdom	—	15,134,778	*	—	15,134,778
United States	1,222,230	—		—	1,222,230
Repurchase Agreements	—	1,480,993		—	1,480,993

Total	$3,531,726	$93,481,277		$—	$97,013,003

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.4%
Australia — 1.4%
Rio Tinto Ltd.	52,619	$3,866,355

		3,866,355

Austria — 1.0%
Erste Group Bank AG	78,133	2,699,117

		2,699,117

Belgium — 0.8%
UCB SA	28,073	2,297,144

		2,297,144

Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	404,038	987,880

		987,880

Canada — 1.2%
Nutrien Ltd.	23,378	1,443,730
Toronto-Dominion Bank	31,412	1,892,468

		3,336,198

Cayman Islands — 0.9%
Alibaba Group Holding Ltd.(1)	131,000	1,420,223
Tencent Holdings Ltd.	30,800	1,193,655

		2,613,878

China — 0.8%
BYD Co. Ltd., Class H	44,000	1,354,381
Contemporary Amperex Technology Co. Ltd., Class A(2)	31,300	877,473

		2,231,854

Denmark — 4.0%
Novo Nordisk AS, Class B	90,148	8,200,389
Vestas Wind Systems AS(1)	143,722	3,067,645

		11,268,034

France — 8.9%
Carrefour SA	121,893	2,096,255
EssilorLuxottica SA	25,794	4,483,708
Legrand SA	22,995	2,110,406
Sanofi	57,570	6,177,387
Schneider Electric SE	30,373	5,007,377
TotalEnergies SE	78,962	5,196,280

		25,071,413

Germany — 5.7%
Bayerische Motoren Werke AG	29,168	2,971,037
Infineon Technologies AG	68,605	2,275,280
SAP SE	47,444	6,158,516
Siemens AG, Reg S	32,971	4,726,831

		16,131,664

Hong Kong — 2.8%
AIA Group Ltd.	465,800	3,767,887
BOC Hong Kong Holdings Ltd.	1,062,500	2,897,245
Techtronic Industries Co. Ltd.	125,000	1,213,622

		7,878,754

India — 0.9%
HDFC Bank Ltd., ADR	43,708	2,579,209

		2,579,209

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Indonesia — 0.7%
Bank Central Asia Tbk PT	3,451,200	$1,968,974

		1,968,974

Ireland — 0.8%
Linde PLC	5,859	2,181,599

		2,181,599

Italy — 1.0%
FinecoBank Banca Fineco SpA	240,973	2,925,694

		2,925,694

Japan — 21.8%
Bridgestone Corp.	99,200	3,866,398
Daikin Industries Ltd.	19,200	3,012,196
FANUC Corp.	68,000	1,775,009
FUJIFILM Holdings Corp.	47,000	2,721,337
Hitachi Ltd.	56,700	3,515,080
Japan Exchange Group, Inc.	124,100	2,301,748
KDDI Corp.	128,900	3,945,795
Keyence Corp.	2,200	817,677
Kubota Corp.	175,200	2,591,539
Makita Corp.	50,300	1,246,022
MISUMI Group, Inc.	75,900	1,185,028
Mitsubishi Heavy Industries Ltd.	38,400	2,151,404
Mitsubishi UFJ Financial Group, Inc.	740,400	6,280,028
MS&AD Insurance Group Holdings, Inc.	66,200	2,421,291
Murata Manufacturing Co. Ltd.	114,300	2,088,928
Nitori Holdings Co. Ltd.	19,400	2,172,263
Recruit Holdings Co. Ltd.	71,500	2,201,804
Sekisui Chemical Co. Ltd.	153,200	2,205,436
Shimano, Inc.	11,100	1,498,808
SMC Corp.	6,000	2,685,790
Sony Group Corp.	54,000	4,417,291
Terumo Corp.	111,300	2,948,569
Toyota Motor Corp.	185,000	3,324,313

		61,373,754

Luxembourg — 1.1%
Spotify Technology SA(1)	19,427	3,004,191

		3,004,191

Netherlands — 2.1%
Akzo Nobel NV	16,858	1,216,549
ASML Holding NV	7,924	4,653,283

		5,869,832

Norway — 1.7%
DNB Bank ASA	157,853	3,179,376
Norsk Hydro ASA	235,698	1,479,373

		4,658,749

Portugal — 0.6%
Jeronimo Martins SGPS SA	76,927	1,726,482

		1,726,482

Republic of Korea — 1.8%
Samsung Electronics Co. Ltd.	69,883	3,540,620
Samsung SDI Co. Ltd.	4,368	1,656,368

		5,196,988

Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	590,225	4,805,929
CaixaBank SA	616,262	2,464,966

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Spain — (continued)
Iberdrola SA	352,469	$3,935,463

		11,206,358

Sweden — 2.5%
Nibe Industrier AB, Class B	108,517	707,169
Sandvik AB	190,138	3,486,003
Svenska Handelsbanken AB, Class A	312,633	2,779,083

		6,972,255

Switzerland — 8.5%
Alcon, Inc.	42,552	3,288,188
Chocoladefabriken Lindt & Spruengli AG	174	1,935,391
Cie Financiere Richemont SA, Reg S, Class A	18,832	2,294,537
Lonza Group AG, Reg S	6,215	2,875,351
Nestle SA, Reg S	37,824	4,271,138
On Holding AG, Class A(1)	53,185	1,479,607
Roche Holding AG	23,732	6,473,263
Sika AG, Reg S	5,364	1,359,545

		23,977,020

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	87,000	1,411,844

		1,411,844

United Kingdom — 20.0%
Antofagasta PLC	87,167	1,510,010
ARM Holdings PLC, ADR(1)	7,340	392,837
AstraZeneca PLC	44,891	6,041,287
Bunzl PLC	68,569	2,433,694
Burberry Group PLC	112,955	2,619,705
Diageo PLC	76,577	2,824,070
GSK PLC	185,406	3,351,711
HSBC Holdings PLC	440,975	3,454,612
Kingfisher PLC	412,962	1,119,383
National Grid PLC	175,042	2,089,432
Prudential PLC	231,937	2,497,526
Reckitt Benckiser Group PLC	52,748	3,727,722
RELX PLC	115,850	3,906,996
Shell PLC	274,596	8,851,238
SSE PLC	181,586	3,558,151
Unilever PLC	115,682	5,708,692
Whitbread PLC	50,496	2,124,188

		56,211,254

United States — 2.6%
Booking Holdings, Inc.(1)	875	2,698,456
Liberty Media Corp.-Liberty Formula One, Class C(1)	21,677	1,350,477
Lululemon Athletica, Inc.(1)	6,039	2,328,699
MercadoLibre, Inc.(1)	682	864,694

		7,242,326

Total Common Stocks (Cost $290,908,088)		276,888,820

Preferred Stocks — 0.5%
Germany — 0.5%
Dr. Ing. h.c. F. Porsche AG(3)	16,457	1,547,809

Total Preferred Stocks (Cost $1,343,786)		1,547,809

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $2,045,104, due 10/2/2023(4)	$2,044,831	$2,044,831

Total Repurchase Agreements (Cost $2,044,831)		2,044,831

Total Investments — 99.6% (Cost $294,296,705)		280,481,460

Assets in excess of other liabilities — 0.4%		1,039,104

Total Net Assets — 100.0%		$281,520,564

(1)	Non–income–producing security.
(2)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Contemporary Amperex Technology Co. Ltd., Class A	31,300	$1,067,795	$877,473	5/17/2023 - 8/8/2023	0.31%

(3)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of the security amounted to $1,547,809, representing 0.5% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$2,309,200	$2,085,794

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$3,866,355	*	$—	$3,866,355
Austria	—	2,699,117	*	—	2,699,117
Belgium	—	2,297,144	*	—	2,297,144
Brazil	987,880	—		—	987,880
Canada	3,336,198	—		—	3,336,198
Cayman Islands	—	2,613,878	*	—	2,613,878
China	—	2,231,854	*	—	2,231,854
Denmark	—	11,268,034	*	—	11,268,034
France	—	25,071,413	*	—	25,071,413
Germany	—	16,131,664	*	—	16,131,664
Hong Kong	—	7,878,754	*	—	7,878,754
India	2,579,209	—		—	2,579,209
Indonesia	—	1,968,974	*	—	1,968,974
Ireland	2,181,599	—		—	2,181,599
Italy	—	2,925,694	*	—	2,925,694
Japan	—	61,373,754	*	—	61,373,754
Luxembourg	3,004,191	—		—	3,004,191
Netherlands	—	5,869,832	*	—	5,869,832
Norway	—	4,658,749	*	—	4,658,749
Portugal	—	1,726,482	*	—	1,726,482
Republic of Korea	—	5,196,988	*	—	5,196,988
Spain	—	11,206,358	*	—	11,206,358
Sweden	—	6,972,255	*	—	6,972,255
Switzerland	1,479,607	22,497,413	*	—	23,977,020
Taiwan	—	1,411,844	*	—	1,411,844
United Kingdom	392,837	55,818,417	*	—	56,211,254
United States	7,242,326	—		—	7,242,326
Preferred Stocks
Germany	—	1,547,809	*	—	1,547,809
Repurchase Agreements	—	2,044,831		—	2,044,831

Total	$21,203,847	$259,277,613		$—	$280,481,460

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 0.5%
RTX Corp.	29,405	$2,116,278

		2,116,278

Automobiles — 2.4%
Tesla, Inc.(1)	41,083	10,279,788

		10,279,788

Beverages — 2.6%
Brown-Forman Corp., Class B	50,010	2,885,077
Constellation Brands, Inc., Class A	15,722	3,951,410
Monster Beverage Corp.(1)	84,175	4,457,066

		11,293,553

Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc.(1)	16,625	5,781,177

		5,781,177

Broadline Retail — 6.2%
Amazon.com, Inc.(1)	207,155	26,333,544

		26,333,544

Building Products — 0.6%
Builders FirstSource, Inc.(1)	20,079	2,499,635

		2,499,635

Capital Markets — 2.3%
Ares Management Corp., Class A	33,443	3,440,282
Morgan Stanley	30,154	2,462,677
S&P Global, Inc.	10,620	3,880,654

		9,783,613

Chemicals — 1.7%
Albemarle Corp.	12,928	2,198,277
Sherwin-Williams Co.	19,226	4,903,591

		7,101,868

Consumer Finance — 0.7%
American Express Co.	20,849	3,110,462

		3,110,462

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	57,364	4,818,002
CDW Corp.	26,721	5,391,229
Jabil, Inc.	41,775	5,300,830

		15,510,061

Financial Services — 4.5%
Block, Inc.(1)	32,351	1,431,855
FleetCor Technologies, Inc.(1)	11,639	2,971,902
Mastercard, Inc., Class A	37,130	14,700,139

		19,103,896

Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	124,507	5,726,077

		5,726,077

Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(1)	72,182	3,811,210
Edwards Lifesciences Corp.(1)	40,790	2,825,931

		6,637,141

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	23,311	$11,753,173

		11,753,173

Health Care Technology — 1.1%
Veeva Systems, Inc., Class A(1)	23,409	4,762,561

		4,762,561

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(1)	27,966	3,837,215
Chipotle Mexican Grill, Inc.(1)	3,598	6,590,924

		10,428,139

Insurance — 0.9%
Arch Capital Group Ltd.(1)	50,081	3,991,956

		3,991,956

Interactive Media & Services — 10.2%
Alphabet, Inc., Class A(1)	161,745	21,165,951
Meta Platforms, Inc., Class A(1)	67,516	20,268,978
ZoomInfo Technologies, Inc.(1)	146,115	2,396,286

		43,831,215

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	8,163	4,131,866

		4,131,866

Machinery — 3.4%
Deere & Co.	16,388	6,184,503
Ingersoll Rand, Inc.	66,707	4,250,570
Nordson Corp.	18,697	4,172,610

		14,607,683

Oil, Gas & Consumable Fuels — 0.7%
Pioneer Natural Resources Co.	13,712	3,147,590

		3,147,590

Personal Care Products — 1.2%
Estee Lauder Cos., Inc., Class A	34,527	4,990,878

		4,990,878

Pharmaceuticals — 4.0%
Eli Lilly & Co.	25,280	13,578,646
Merck & Co., Inc.	35,189	3,622,708

		17,201,354

Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.(1)	31,752	3,264,741
Broadcom, Inc.	12,098	10,048,357
KLA Corp.	12,043	5,523,642
NVIDIA Corp.	48,167	20,952,163
Texas Instruments, Inc.	30,623	4,869,363

		44,658,266

Software — 18.6%
Cadence Design Systems, Inc.(1)	19,404	4,546,357
HubSpot, Inc.(1)	6,475	3,188,938
Intuit, Inc.	11,669	5,962,159
Microsoft Corp.	134,410	42,439,957
Palo Alto Networks, Inc.(1)	19,029	4,461,159
Salesforce, Inc.(1)	25,677	5,206,782
ServiceNow, Inc.(1)	13,058	7,298,900

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Workday, Inc., Class A(1)	29,100	$6,252,135

		79,356,387

Specialty Retail — 1.4%
TJX Cos., Inc.	64,873	5,765,912

		5,765,912

Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.	220,152	37,692,225

		37,692,225

Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc.(1)	17,370	6,698,046
NIKE, Inc., Class B	66,563	6,364,754

		13,062,800

Total Common Stocks (Cost $307,431,045)		424,659,098

	Principal Amount	Value
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $5,316,111, due 10/2/2023(2)	$5,315,402	5,315,402

Total Repurchase Agreements (Cost $5,315,402)		5,315,402

Total Investments — 100.5% (Cost $312,746,447)		429,974,500

Liabilities in excess of other assets — (0.5)%		(2,216,360)

Total Net Assets — 100.0%		$427,758,140

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$6,002,500	$5,421,783

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$424,659,098	$—	$—	$424,659,098
Repurchase Agreements	—	5,315,402	—	5,315,402

Total	$424,659,098	$5,315,402	$—	$429,974,500

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 97.8%
Aerospace & Defense — 4.0%
General Dynamics Corp.	9,777	$2,160,424
Howmet Aerospace, Inc.	32,842	1,518,942
RTX Corp.	26,632	1,916,705

		5,596,071

Automobile Components — 0.6%
BorgWarner, Inc.	20,961	846,196

		846,196

Banks — 5.4%
JPMorgan Chase & Co.	35,539	5,153,866
Wells Fargo & Co.	61,568	2,515,668

		7,669,534

Beverages — 2.2%
Coca-Cola Europacific Partners PLC	17,693	1,105,459
Keurig Dr Pepper, Inc.	64,098	2,023,574

		3,129,033

Biotechnology — 1.2%
Amgen, Inc.	6,304	1,694,263

		1,694,263

Building Products — 1.4%
Allegion PLC	9,670	1,007,614
Masco Corp.	17,632	942,430

		1,950,044

Capital Markets — 4.2%
Ares Management Corp., Class A	6,439	662,380
Goldman Sachs Group, Inc.	5,208	1,685,153
Intercontinental Exchange, Inc.	10,465	1,151,359
Morgan Stanley	30,047	2,453,938

		5,952,830

Chemicals — 1.7%
Corteva, Inc.	10,190	521,320
DuPont de Nemours, Inc.	17,172	1,280,860
Olin Corp.	11,639	581,717

		2,383,897

Communications Equipment — 2.4%
Cisco Systems, Inc.	64,113	3,446,715

		3,446,715

Construction Materials — 1.1%
CRH PLC	27,161	1,486,522

		1,486,522

Consumer Finance — 2.0%
American Express Co.	7,150	1,066,708
Discover Financial Services	19,504	1,689,632

		2,756,340

Consumer Staples Distribution & Retail — 2.8%
U.S. Foods Holding Corp.(1)	38,262	1,519,001
Walmart, Inc.	15,462	2,472,838

		3,991,839

Distributors — 0.6%
LKQ Corp.	15,776	781,070

		781,070

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — 0.8%
FirstEnergy Corp.	31,266	$1,068,672

		1,068,672

Electrical Equipment — 1.0%
Eaton Corp. PLC	6,413	1,367,765

		1,367,765

Energy Equipment & Services — 2.6%
Halliburton Co.	35,289	1,429,204
Schlumberger NV	38,986	2,272,884

		3,702,088

Entertainment — 1.0%
Take-Two Interactive Software, Inc.(1)	4,441	623,472
Warner Bros Discovery, Inc.(1)	70,344	763,936

		1,387,408

Financial Services — 6.1%
Berkshire Hathaway, Inc., Class B(1)	14,664	5,136,799
FleetCor Technologies, Inc.(1)	6,382	1,629,580
Global Payments, Inc.	15,532	1,792,238

		8,558,617

Health Care Providers & Services — 6.7%
Cencora, Inc.	10,222	1,839,653
Centene Corp.(1)	22,919	1,578,661
Cigna Group	6,835	1,955,288
McKesson Corp.	3,669	1,595,465
UnitedHealth Group, Inc.	4,845	2,442,801

		9,411,868

Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.(1)	370	1,141,061
MGM Resorts International(1)	19,064	700,793

		1,841,854

Household Durables — 1.9%
Mohawk Industries, Inc.(1)	10,319	885,474
Sony Group Corp., ADR	13,152	1,083,856
Whirlpool Corp.	4,860	649,782

		2,619,112

Insurance — 3.4%
Aon PLC, Class A	2,403	779,101
Arthur J Gallagher & Co.	5,593	1,274,813
Chubb Ltd.	7,973	1,659,819
Progressive Corp.	7,394	1,029,984

		4,743,717

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(1)	36,442	4,768,800
Match Group, Inc.(1)	13,030	510,450

		5,279,250

IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	19,059	1,291,057

		1,291,057

Life Sciences Tools & Services — 2.3%
Avantor, Inc.(1)	72,906	1,536,858

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — (continued)
ICON PLC(1)	7,107	$1,750,099

		3,286,957

Machinery — 4.4%
Caterpillar, Inc.	2,665	727,545
Deere & Co.	3,208	1,210,635
Dover Corp.	6,331	883,238
Fortive Corp.	19,669	1,458,653
Otis Worldwide Corp.	10,120	812,737
Westinghouse Air Brake Technologies Corp.	10,606	1,127,100

		6,219,908

Media — 0.9%
Omnicom Group, Inc.	16,282	1,212,683

		1,212,683

Metals & Mining — 0.5%
Teck Resources Ltd., Class B	18,074	778,809

		778,809

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	25,246	677,855

		677,855

Oil, Gas & Consumable Fuels — 8.8%
Canadian Natural Resources Ltd.	33,656	2,176,533
Cenovus Energy, Inc.	108,649	2,262,072
ConocoPhillips	16,994	2,035,881
Exxon Mobil Corp.	13,416	1,577,453
Marathon Petroleum Corp.	16,538	2,502,861
Peabody Energy Corp.	28,433	738,974
Pioneer Natural Resources Co.	5,063	1,162,212

		12,455,986

Personal Care Products — 0.5%
Kenvue, Inc.	34,017	683,061

		683,061

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	61,734	3,583,041
Sanofi, ADR	36,847	1,976,473

		5,559,514

Professional Services — 1.9%
Jacobs Solutions, Inc.	3,748	511,602
Leidos Holdings, Inc.	12,656	1,166,377
SS&C Technologies Holdings, Inc.	18,562	975,247

		2,653,226

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.(1)	15,101	1,552,685
Applied Materials, Inc.	11,987	1,659,600
Lam Research Corp.	1,338	838,618
Microchip Technology, Inc.	19,650	1,533,683
Micron Technology, Inc.	24,066	1,637,210
NXP Semiconductors NV	1,509	301,679
QUALCOMM, Inc.	10,167	1,129,147

		8,652,622

Specialty Retail — 2.5%
AutoZone, Inc.(1)	1,092	2,773,669
Ulta Beauty, Inc.(1)	1,752	699,836

		3,473,505

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies, Inc., Class C	24,238	$1,669,998

		1,669,998

Tobacco — 1.7%
Philip Morris International, Inc.	25,228	2,335,608

		2,335,608

Trading Companies & Distributors — 2.2%
United Rentals, Inc.	4,331	1,925,433
WESCO International, Inc.	8,289	1,192,124

		3,117,557

Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc.(1)	14,046	1,967,142

		1,967,142

Total Common Stocks (Cost $109,151,443)		137,700,193

	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $911,136, due 10/2/2023(2)	$911,015	911,015

Total Repurchase Agreements (Cost $911,015)		911,015

Total Investments — 98.4% (Cost $110,062,458)		138,611,208

Assets in excess of other liabilities — 1.6%		2,198,103

Total Net Assets — 100.0%		$140,809,311

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,028,800	$929,268

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$137,700,193	$—	$—	$137,700,193
Repurchase Agreements	—	911,015	—	911,015

Total	$137,700,193	$911,015	$—	$138,611,208

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 99.9%
Automobiles — 0.4%
BYD Co. Ltd., Class H (China)	33,500	$1,031,176

		1,031,176

Banks — 0.0%
HDFC Bank Ltd., ADR	1,600	94,416

		94,416

Beverages — 1.3%
Boston Beer Co., Inc., Class A(1)	2,400	934,872
Monster Beverage Corp.(1)	39,844	2,109,740

		3,044,612

Biotechnology — 5.9%
2seventy bio, Inc.(1)	2,600	10,192
Affimed NV(1)	14,400	6,882
Alnylam Pharmaceuticals, Inc.(1)	9,100	1,611,610
Arcellx, Inc.(1)	2,400	86,112
Arrowhead Pharmaceuticals, Inc.(1)	1,400	37,618
Beam Therapeutics, Inc.(1)	2,123	51,058
BioMarin Pharmaceutical, Inc.(1)	5,300	468,944
Blueprint Medicines Corp.(1)	1,400	70,308
Cytokinetics, Inc.(1)	6,100	179,706
Evelo Biosciences, Inc.(1)	620	2,431
Galapagos NV, ADR(1)	13,900	480,245
Gamida Cell Ltd.(1)	59,800	61,594
Genmab AS (Denmark)(1)	1,000	353,880
Hookipa Pharma, Inc.(1)	22,700	13,983
Immunocore Holdings PLC, ADR(1)	6,100	316,590
Insmed, Inc.(1)	21,800	550,450
Regeneron Pharmaceuticals, Inc.(1)	2,643	2,175,083
Sarepta Therapeutics, Inc.(1)	1,900	230,318
Seagen, Inc.(1)	8,469	1,796,698
Vertex Pharmaceuticals, Inc.(1)	15,550	5,407,357
Vor BioPharma, Inc.(1)	16,800	35,616
XOMA Corp.(1)	9,400	132,446

		14,079,121

Broadline Retail — 4.7%
Amazon.com, Inc.(1)	69,775	8,869,798
Dollarama, Inc. (Canada)	2,100	144,685
MercadoLibre, Inc.(1)	1,716	2,175,682

		11,190,165

Capital Markets — 1.1%
CME Group, Inc.	13,377	2,678,343

		2,678,343

Chemicals — 0.1%
Aspen Aerogels, Inc.(1)	16,200	139,320

		139,320

Electrical Equipment — 1.5%
Bloom Energy Corp., Class A(1)	2,600	34,476
Eaton Corp. PLC	13,684	2,918,524
Hubbell, Inc.	2,000	626,820

		3,579,820

Electronic Equipment, Instruments & Components — 1.8%
Flex Ltd.(1)	95,997	2,589,999

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
Jabil, Inc.	13,897	$1,763,390

		4,353,389

Energy Equipment & Services — 0.6%
Baker Hughes Co.	37,490	1,324,147

		1,324,147

Entertainment — 4.8%
Netflix, Inc.(1)	10,324	3,898,342
Universal Music Group NV (Netherlands)	182,763	4,752,709
Warner Music Group Corp., Class A	89,433	2,808,196

		11,459,247

Financial Services — 2.0%
Apollo Global Management, Inc.	2,700	242,352
Mastercard, Inc., Class A	11,345	4,491,599
Rocket Cos., Inc., Class A(1)	5,600	45,808

		4,779,759

Ground Transportation — 3.8%
Uber Technologies, Inc.(1)	196,056	9,016,615

		9,016,615

Health Care Equipment & Supplies — 2.1%
Axonics, Inc.(1)	4,900	274,988
Boston Scientific Corp.(1)	68,428	3,612,998
Inspire Medical Systems, Inc.(1)	2,300	456,412
Lantheus Holdings, Inc.(1)	2,500	173,700
Penumbra, Inc.(1)	1,700	411,247

		4,929,345

Health Care Providers & Services — 2.7%
HealthEquity, Inc.(1)	34,954	2,553,390
UnitedHealth Group, Inc.	7,400	3,731,006

		6,284,396

Health Care Technology — 0.1%
Simulations Plus, Inc.	3,200	133,440

		133,440

Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(1)	14,000	1,920,940
Booking Holdings, Inc.(1)	476	1,467,960
Flutter Entertainment PLC (Australia)(1)	10,100	1,645,629
Kura Sushi USA, Inc., Class A(1)	3,800	251,256

		5,285,785

Industrial Conglomerates — 1.5%
General Electric Co.	32,420	3,584,031

		3,584,031

Insurance — 1.6%
Arthur J Gallagher & Co.	9,086	2,070,972
BRP Group, Inc., Class A(1)	24,168	561,423
Marsh & McLennan Cos., Inc.	5,700	1,084,710

		3,717,105

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(1)	92,126	12,055,608

		12,055,608

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 2.2%
Gartner, Inc.(1)	2,500	$859,025
MongoDB, Inc.(1)	7,092	2,452,839
Shopify, Inc., Class A(1)	15,804	862,424
Snowflake, Inc., Class A(1)	6,200	947,174

		5,121,462

Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	2,100	234,822
Bio-Techne Corp.	8,288	564,164
Bruker Corp.	16,091	1,002,469
Charles River Laboratories International, Inc.(1)	3,953	774,709
Codexis, Inc.(1)	30,200	57,078
Danaher Corp.	4,749	1,178,227
Repligen Corp.(1)	5,551	882,664
Sartorius Stedim Biotech (France)	3,313	788,416
Thermo Fisher Scientific, Inc.	2,829	1,431,955

		6,914,504

Machinery — 2.0%
Energy Recovery, Inc.(1)	10,300	218,463
Ingersoll Rand, Inc.	37,693	2,401,798
Parker-Hannifin Corp.	3,937	1,533,540
Westinghouse Air Brake Technologies Corp.	6,200	658,874

		4,812,675

Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	22,700	3,767,292
New Fortress Energy, Inc.	15,600	511,368
Range Resources Corp.	48,100	1,558,921
Reliance Industries Ltd., GDR(2)	43,403	2,426,228
Southwestern Energy Co.(1)	60,000	387,000

		8,650,809

Passenger Airlines — 0.5%
Ryanair Holdings PLC, ADR(1)	11,700	1,137,357

		1,137,357

Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	5,500	795,025
Kenvue, Inc.	5,400	108,432

		903,457

Pharmaceuticals — 3.0%
Aclaris Therapeutics, Inc.(1)	4,400	30,140
AstraZeneca PLC, ADR	19,900	1,347,628
Eli Lilly & Co.	10,485	5,631,808
Revance Therapeutics, Inc.(1)	16,900	193,843

		7,203,419

Professional Services — 3.0%
Equifax, Inc.	16,400	3,004,152
KBR, Inc.	49,900	2,941,106
TransUnion	14,500	1,040,955

		6,986,213

Semiconductors & Semiconductor Equipment — 13.1%
AIXTRON SE (Germany)	24,100	886,398
Allegro MicroSystems, Inc.(1)	11,447	365,617
ASML Holding NV	1,836	1,080,780
BE Semiconductor Industries NV (Netherlands)	13,381	1,308,385
KLA Corp.	3,033	1,391,116
Monolithic Power Systems, Inc.	1,551	716,562
NVIDIA Corp.	39,266	17,080,317

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
NXP Semiconductors NV	11,500	$2,299,080
SiTime Corp.(1)	9,544	1,090,402
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,386	3,509,543
Universal Display Corp.	8,754	1,374,291

		31,102,491

Software — 18.0%
Confluent, Inc., Class A(1)	41,067	1,215,994
HubSpot, Inc.(1)	3,542	1,744,435
Manhattan Associates, Inc.(1)	8,348	1,650,066
Microsoft Corp.	103,915	32,811,161
Nice Ltd., ADR(1)	4,300	731,000
Oracle Corp.	33,649	3,564,102
ServiceNow, Inc.(1)	1,500	838,440
Volue ASA (Norway)(1)	34,970	71,152

		42,626,350

Specialty Retail — 1.4%
Floor & Decor Holdings, Inc., Class A(1)	8,300	751,150
TJX Cos., Inc.	29,974	2,664,089

		3,415,239

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	59,647	10,212,163

		10,212,163

Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	1,700	1,282,526
Samsonite International SA(1)(2)	425,700	1,456,716

		2,739,242

Trading Companies & Distributors — 0.9%
Ferguson PLC (United Kingdom)	13,600	2,236,189

		2,236,189

Total Investments — 99.9% (Cost $183,377,524)		236,821,410

Assets in excess of other liabilities — 0.1%		222,349

Total Net Assets — 100.0%		$237,043,759

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $3,882,944, representing 1.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Legend:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$221,008,234	$15,813,176	*	$—	$236,821,410

Total	$221,008,234	$15,813,176		$—	$236,821,410

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 1.3%
L3Harris Technologies, Inc.	5,683	$989,524

		989,524

Biotechnology — 2.9%
Argenx SE, ADR(1)	1,512	743,345
Ascendis Pharma AS, ADR(1)	4,331	405,555
BioMarin Pharmaceutical, Inc.(1)	5,736	507,521
Sarepta Therapeutics, Inc.(1)	4,346	526,822

		2,183,243

Capital Markets — 3.8%
Cboe Global Markets, Inc.	3,598	562,043
Charles Schwab Corp.	10,561	579,799
LPL Financial Holdings, Inc.	5,944	1,412,592
MSCI, Inc.	627	321,701

		2,876,135

Chemicals — 1.1%
Corteva, Inc.	15,786	807,612

		807,612

Commercial Services & Supplies — 4.1%
Cimpress PLC(1)	9,712	679,937
Clean Harbors, Inc.(1)	3,195	534,715
RB Global, Inc.	12,028	751,750
Rentokil Initial PLC (United Kingdom)	19,791	146,715
Rentokil Initial PLC, ADR	26,267	973,193

		3,086,310

Consumer Staples Distribution & Retail — 0.6%
Dollar Tree, Inc.(1)	4,376	465,825

		465,825

Containers & Packaging — 0.4%
Sealed Air Corp.	9,164	301,129

		301,129

Diversified Consumer Services — 0.3%
Frontdoor, Inc.(1)	7,952	243,252

		243,252

Electric Utilities — 1.4%
Alliant Energy Corp.	22,087	1,070,115

		1,070,115

Electrical Equipment — 2.7%
Regal Rexnord Corp.	3,002	428,926
Sensata Technologies Holding PLC	42,724	1,615,821

		2,044,747

Electronic Equipment, Instruments & Components — 6.8%
Flex Ltd.(1)	71,024	1,916,227
National Instruments Corp.	13,880	827,526
TE Connectivity Ltd.	6,411	791,951
Teledyne Technologies, Inc.(1)	3,956	1,616,342

		5,152,046

Entertainment — 1.9%
Atlanta Braves Holdings, Inc., Class C(1)	49	1,751
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,310	74,067
Liberty Media Corp.-Liberty Formula One, Class C(1)	21,595	1,345,369

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — (continued)
Liberty Media Corp.-Liberty Live, Class C(1)	922	$29,596

		1,450,783

Financial Services — 4.8%
Fidelity National Information Services, Inc.	9,357	517,161
Global Payments, Inc.	5,336	615,721
WEX, Inc.(1)	13,199	2,482,600

		3,615,482

Ground Transportation — 3.6%
JB Hunt Transport Services, Inc.	9,351	1,762,850
TFI International, Inc.	7,214	926,350

		2,689,200

Health Care Equipment & Supplies — 8.0%
Boston Scientific Corp.(1)	45,948	2,426,054
Cooper Cos., Inc.	2,058	654,465
Dentsply Sirona, Inc.	17,974	613,992
ICU Medical, Inc.(1)	5,429	646,105
Teleflex, Inc.	8,543	1,677,931

		6,018,547

Hotels, Restaurants & Leisure — 2.1%
Aramark	30,503	1,058,454
Entain PLC (United Kingdom)	49,547	563,949

		1,622,403

Insurance — 5.5%
Intact Financial Corp. (Canada)	13,828	2,015,992
Ryan Specialty Holdings, Inc.(1)	9,560	462,704
W R Berkley Corp.	26,698	1,695,056

		4,173,752

Interactive Media & Services — 0.5%
Ziff Davis, Inc.(1)	5,378	342,525

		342,525

IT Services — 4.7%
Amdocs Ltd.	20,288	1,714,133
GoDaddy, Inc., Class A(1)	24,560	1,829,229

		3,543,362

Life Sciences Tools & Services — 5.1%
Avantor, Inc.(1)	44,594	940,042
Illumina, Inc.(1)	3,748	514,525
Revvity, Inc.	15,580	1,724,706
Waters Corp.(1)	2,364	648,232

		3,827,505

Machinery — 4.3%
Fortive Corp.	8,950	663,732
Ingersoll Rand, Inc.	20,452	1,303,201
Westinghouse Air Brake Technologies Corp.	11,817	1,255,793

		3,222,726

Multi-Utilities — 1.0%
Ameren Corp.	10,364	775,538

		775,538

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Passenger Airlines — 1.2%
Ryanair Holdings PLC, ADR(1)	9,670	$940,021

		940,021

Pharmaceuticals — 1.0%
Catalent, Inc.(1)	16,069	731,622

		731,622

Professional Services — 6.6%
Broadridge Financial Solutions, Inc.	7,379	1,321,210
Ceridian HCM Holding, Inc.(1)	14,708	997,938
SS&C Technologies Holdings, Inc.	36,636	1,924,855
TransUnion	10,581	759,610

		5,003,613

Semiconductors & Semiconductor Equipment — 9.2%
KLA Corp.	1,670	765,962
Lam Research Corp.	1,180	739,589
Microchip Technology, Inc.	16,846	1,314,830
NXP Semiconductors NV	7,912	1,581,767
ON Semiconductor Corp.(1)	27,137	2,522,384

		6,924,532

Software — 6.8%
Atlassian Corp., Class A(1)	1,751	352,844
Constellation Software, Inc. (Canada)	1,461	3,016,194
Dynatrace, Inc.(1)	11,568	540,573
Nice Ltd., ADR(1)	5,442	925,140
Topicus.com, Inc. (Canada)(1)	3,989	263,496

		5,098,247

Specialized REITs — 1.4%
Lamar Advertising Co., Class A	12,593	1,051,138

		1,051,138

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	3,065	414,694
CarMax, Inc.(1)	15,135	1,070,499
Wayfair, Inc., Class A(1)	1,111	67,293

		1,552,486

Textiles, Apparel & Luxury Goods — 1.3%
Gildan Activewear, Inc.	34,382	963,040

		963,040

Trading Companies & Distributors — 2.0%
Ferguson PLC	9,017	1,483,026

		1,483,026

Total Common Stocks (Cost $59,432,175)		74,249,486

Warrants — 0.0%
Constellation Software, Inc. (Canada)(1)(2)	1,544	0

Total Warrants (Cost $0)		0

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $1,332,108, due 10/2/2023(3)	$1,331,931	$1,331,931

Total Repurchase Agreements (Cost $1,331,931)		1,331,931

Total Investments — 100.3% (Cost $60,764,106)		75,581,417

Liabilities in excess of other assets — (0.3)%		(243,314)

Total Net Assets — 100.0%		$75,338,103

(1)	Non–income–producing security.
(2)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Constellation Software, Inc.	1,544	$0	$0	8/29/2023	0.00%

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,504,100	$1,358,584

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$73,538,822	$710,664	*	$—	$74,249,486
Warrants	—	0		—	0
Repurchase Agreements	—	1,331,931		—	1,331,931

Total	$73,538,822	$2,042,595		$—	$75,581,417

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 97.7%
Aerospace & Defense — 2.2%
L3Harris Technologies, Inc.	18,476	$3,217,041

		3,217,041

Automobile Components — 0.9%
Aptiv PLC(1)	13,811	1,361,626

		1,361,626

Banks — 2.5%
Fifth Third Bancorp	95,124	2,409,491
Regions Financial Corp.	80,635	1,386,922

		3,796,413

Beverages — 2.7%
Keurig Dr Pepper, Inc.	128,509	4,057,029

		4,057,029

Building Products — 3.3%
Carlisle Cos., Inc.	18,781	4,869,162

		4,869,162

Capital Markets — 0.5%
Jefferies Financial Group, Inc.	19,098	699,560

		699,560

Chemicals — 1.6%
Ashland, Inc.	7,654	625,179
Huntsman Corp.	74,113	1,808,357

		2,433,536

Commercial Services & Supplies — 3.5%
Republic Services, Inc.	36,855	5,252,206

		5,252,206

Construction & Engineering — 3.0%
API Group Corp.(1)	60,248	1,562,231
MasTec, Inc.(1)	41,202	2,965,308

		4,527,539

Construction Materials — 3.0%
Vulcan Materials Co.	21,981	4,440,602

		4,440,602

Consumer Finance — 0.5%
Discover Financial Services	9,351	810,077

		810,077

Containers & Packaging — 1.3%
AptarGroup, Inc.	11,346	1,418,704
Graphic Packaging Holding Co.	23,592	525,630

		1,944,334

Distributors — 3.1%
LKQ Corp.	92,731	4,591,112

		4,591,112

Electric Utilities — 4.2%
American Electric Power Co., Inc.	43,210	3,250,256
FirstEnergy Corp.	89,650	3,064,237

		6,314,493

Energy Equipment & Services — 1.9%
Baker Hughes Co.	53,703	1,896,790

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — (continued)
NOV, Inc.	42,444	$887,080

		2,783,870

Financial Services — 1.9%
Euronet Worldwide, Inc.(1)	35,939	2,852,838
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		2,852,838

Ground Transportation — 1.0%
Knight-Swift Transportation Holdings, Inc.	31,075	1,558,411

		1,558,411

Health Care Equipment & Supplies — 4.0%
Alcon, Inc.	42,576	3,280,907
Zimmer Biomet Holdings, Inc.	23,565	2,644,464

		5,925,371

Health Care Providers & Services — 1.0%
Laboratory Corp. of America Holdings	7,708	1,549,693

		1,549,693

Hotels, Restaurants & Leisure — 2.1%
Wendy’s Co.	49,854	1,017,520
Yum China Holdings, Inc.	36,951	2,058,910

		3,076,430

Household Products — 4.5%
Church & Dwight Co., Inc.	34,610	3,171,314
Reynolds Consumer Products, Inc.	139,257	3,569,157

		6,740,471

Insurance — 10.3%
Allstate Corp.	35,496	3,954,610
Arch Capital Group Ltd.(1)	59,151	4,714,926
Axis Capital Holdings Ltd.	11,163	629,258
Brown & Brown, Inc.	55,881	3,902,729
Loews Corp.	34,861	2,207,050

		15,408,573

Interactive Media & Services — 0.7%
Match Group, Inc.(1)	25,165	985,839

		985,839

IT Services — 2.9%
Amdocs Ltd.	51,203	4,326,141

		4,326,141

Life Sciences Tools & Services — 1.7%
Charles River Laboratories International, Inc.(1)	12,569	2,463,273

		2,463,273

Machinery — 1.9%
Donaldson Co., Inc.	27,667	1,650,060
Gates Industrial Corp. PLC(1)	103,635	1,203,202

		2,853,262

Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	65,719	2,450,662

		2,450,662

Mortgage REITs — 2.2%
Annaly Capital Management, Inc.	177,252	3,334,110

		3,334,110

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Office REITs — 1.8%
Boston Properties, Inc.	44,853	$2,667,856

		2,667,856

Oil, Gas & Consumable Fuels — 4.7%
Devon Energy Corp.	32,203	1,536,083
EOG Resources, Inc.	21,563	2,733,326
Targa Resources Corp.	6,307	540,636
Valero Energy Corp.	15,670	2,220,596

		7,030,641

Professional Services — 4.2%
Dun & Bradstreet Holdings, Inc.	116,212	1,160,958
Jacobs Solutions, Inc.	37,983	5,184,679

		6,345,637

Real Estate Management & Development — 2.9%
CBRE Group, Inc., Class A(1)	58,248	4,302,197

		4,302,197

Semiconductors & Semiconductor Equipment — 2.2%
ON Semiconductor Corp.(1)	11,633	1,081,287
Teradyne, Inc.	22,388	2,249,099

		3,330,386

Software — 1.1%
Synopsys, Inc.(1)	3,720	1,707,368

		1,707,368

Specialized REITs — 3.9%
CubeSmart	41,715	1,590,593
Gaming & Leisure Properties, Inc.	54,332	2,474,822
Weyerhaeuser Co.	57,957	1,776,962

		5,842,377

Specialty Retail — 0.9%
Foot Locker, Inc.	28,789	499,489
RH(1)	3,193	844,102

		1,343,591

Trading Companies & Distributors — 4.3%
AerCap Holdings NV(1)	84,299	5,283,018
Ferguson PLC	7,303	1,201,125

		6,484,143

Water Utilities — 1.7%
American Water Works Co., Inc.	20,412	2,527,618

		2,527,618

Total Common Stocks (Cost $118,895,339)		146,205,488

Warrants — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.4%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $3,564,285, due 10/2/2023(4)	$3,563,809	$3,563,809

Total Repurchase Agreements (Cost $3,563,809)		3,563,809

Total Investments — 100.1% (Cost $122,459,148)		149,769,297

Liabilities in excess of other assets — (0.1)%		(149,601)

Total Net Assets — 100.0%		$149,619,696

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$4,024,500	$3,635,146

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$146,205,488	$—	$—	$146,205,488
Warrants	—	0	—	0
Repurchase Agreements	—	3,563,809	—	3,563,809

Total	$146,205,488	$3,563,809	$—	$149,769,297

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 28.4%
Federal Home Loan Mortgage Corp.
2.50% due 11/1/2050	$679,804	$546,934
2.50% due 7/1/2051	852,135	684,185
3.50% due 2/1/2046	484,172	426,775
4.50% due 8/1/2052	1,231,279	1,137,539
5.00% due 7/1/2052	544,536	518,075
5.00% due 8/1/2052	2,076,965	1,972,371
Federal National Mortgage Association
2.00% due 6/1/2051	512,929	391,324
2.00% due 11/1/2051	622,980	476,893
2.50% due 8/1/2050	5,199,631	4,203,902
2.50% due 9/1/2050	2,641,849	2,134,117
2.50% due 1/1/2051	1,167,973	942,761
2.50% due 6/1/2051	797,754	640,707
2.50% due 8/1/2051	288,381	232,386
2.50% due 9/1/2051	411,856	331,520
2.50% due 12/1/2051	2,499,283	2,008,916
2.50% due 5/1/2052	536,386	428,227
3.00% due 12/1/2048	1,927,894	1,628,716
3.00% due 1/1/2051	535,345	449,541
3.50% due 7/1/2045	553,981	486,915
3.50% due 9/1/2051	236,729	206,672
3.50% due 4/1/2052	994,120	865,880
4.00% due 5/1/2052	1,020,166	920,197
4.00% due 6/1/2052	1,068,051	955,482
5.00% due 7/1/2052	735,728	701,219
5.00% due 8/1/2052	1,126,283	1,067,647
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K145, Class A2
2.58% due 5/25/2032	641,000	522,912
Series KG07, Class A2
3.123% due 8/25/2032(1)(2)	1,146,000	973,072
Government National Mortgage Association
3.00% due 11/20/2053(3)	3,001,000	2,543,612
3.50% due 11/20/2053(3)	775,000	678,755
4.00% due 11/20/2053(3)	2,594,000	2,337,235
4.50% due 10/20/2053(3)	942,000	869,849
4.50% due 11/20/2053(3)	2,364,000	2,184,197
5.00% due 10/20/2053(3)	1,729,000	1,637,977
5.00% due 11/20/2053(3)	2,796,000	2,649,775
5.50% due 11/20/2053(3)	7,100,000	6,887,703
6.00% due 10/20/2053(3)	468,000	463,654
6.00% due 11/20/2053(3)	5,794,000	5,734,299
6.50% due 11/20/2053(3)	3,608,000	3,623,442
Uniform Mortgage-Backed Security
5.00% due 11/1/2038(3)	815,000	793,709
5.50% due 11/1/2038(3)	1,837,000	1,816,416
5.50% due 11/1/2053(3)	1,417,000	1,368,899
6.00% due 11/1/2038(3)	1,857,000	1,860,621
6.00% due 12/1/2038(3)	673,000	674,057
6.00% due 10/1/2053(3)	815,000	804,242
6.00% due 11/1/2053(3)	1,233,000	1,216,451
6.50% due 10/1/2053(3)	1,038,000	1,042,702
6.50% due 11/1/2053(3)	688,000	690,738

Total Agency Mortgage–Backed Securities (Cost $69,026,794)		65,733,218

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — 18.7%
Affirm Asset Securitization Trust
Series 2023-A, Class 1A
6.61% due 1/18/2028(4)	$725,000	$721,694
Series 2023-B, Class A
6.82% due 9/15/2028(4)	360,000	360,338
American Express Credit Account Master Trust
Series 2023-4, Class A
5.15% due 9/16/2030	1,845,000	1,832,477
Ares XL CLO Ltd.
Series 2016-40A, Class A1RR
6.44% (3 mo. USD Term SOFR + 1.13%) due 1/15/2029(2)(4)	256,206	254,643
Avant Loans Funding Trust
Series 2022-REV1, Class A
6.54% due 9/15/2031(4)	1,310,000	1,304,447
Avid Automobile Receivables Trust
Series 2019-1, Class D
4.03% due 7/15/2026(4)	2,290,000	2,287,134
Series 2021-1, Class E
3.39% due 4/17/2028(4)	830,000	776,261
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(4)	1,545,000	1,470,517
Series 2020-2A, Class A
2.02% due 2/20/2027(4)	1,750,000	1,597,804
Bain Capital Credit CLO Ltd.
Series 2019-2A, Class AR
6.67% (3 mo. USD Term SOFR + 1.45%) due 10/17/2032(2)(4)	880,000	873,400
Series 2023-4A, Class D
10.423% (3 mo. USD Term SOFR + 5.00%) due 10/21/2036(2)(4)	540,000	540,000
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.971% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(2)(4)	250,000	251,052
Barings CLO Ltd.
Series 2019-3A, Class A1R
6.658% (3 mo. USD Term SOFR + 1.33%) due 4/20/2031(2)(4)	500,000	498,050
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class A1A2
6.753% (3 mo. USD Term SOFR + 1.44%) due 1/14/2032(2)(4)	308,210	307,409
Carlyle U.S. CLO Ltd.
Series 2021-1A, Class A1
6.71% (3 mo. USD Term SOFR + 1.40%) due 4/15/2034(2)(4)	1,400,000	1,391,460
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98% due 1/16/2029	850,000	821,573

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
CIFC Funding Ltd.
Series 2021-4A, Class A
6.62% (3 mo. USD Term SOFR + 1.31%) due 7/15/2033(2)(4)	$1,000,000	$996,000
Citizens Auto Receivables Trust
Series 2023-2, Class A3
5.83% due 2/15/2028(4)	1,275,000	1,274,143
Exeter Automobile Receivables Trust
Series 2020-2A, Class E
7.19% due 9/15/2027(4)	1,100,000	1,105,718
Series 2022-2A, Class B
3.65% due 10/15/2026	1,020,000	1,010,773
First Investors Auto Owner Trust
Series 2021-1A, Class E
3.35% due 4/15/2027(4)	600,000	568,415
Flagship Credit Auto Trust
Series 2018-3, Class E
5.28% due 12/15/2025(4)	725,000	715,624
Series 2022-3, Class A3
4.55% due 4/15/2027(4)	950,000	935,449
Lending Funding Trust
Series 2020-2A, Class A
2.32% due 4/21/2031(4)	936,000	835,193
Lendmark Funding Trust
Series 2021-1A, Class A
1.90% due 11/20/2031(4)	750,000	648,068
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.863% (30 day SOFR + 1.55%) due 1/17/2037(2)(4)	680,000	671,881
Logan CLO I Ltd.
Series 2021-1A, Class A
6.748% (3 mo. USD Term SOFR + 1.42%) due 7/20/2034(2)(4)	530,000	526,449
Marble Point CLO XVII Ltd.
Series 2020-1A, Class A
6.888% (3 mo. USD Term SOFR + 1.56%) due 4/20/2033(2)(4)	613,030	608,003
Marlette Funding Trust
Series 2020-2A, Class D
4.65% due 9/16/2030(4)	507,945	502,846
ME Funding LLC
Series 2019-1, Class A2
6.448% due 7/30/2049(4)	627,550	612,841
MF1 Ltd.
Series 2022-FL8, Class A
6.677% (1 mo. USD Term SOFR + 1.35%) due 2/19/2037(2)(4)	1,315,000	1,296,695
Mountain View CLO LLC
Series 2017-1A, Class AR
6.66% (3 mo. USD Term SOFR + 1.35%) due 10/16/2029(2)(4)	353,314	352,890
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
6.922% (3 mo. USD Term SOFR + 1.60%) due 1/19/2033(2)(4)	270,000	269,460

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
OCP CLO Ltd.
Series 2014-5A, Class A1R
6.692% (3 mo. USD Term SOFR + 1.34%) due 4/26/2031(2)(4)	$626,026	$622,896
Series 2014-7A, Class A1RR
6.708% (3 mo. USD Term SOFR + 1.38%) due 7/20/2029(2)(4)	435,472	434,602
Series 2019-17A, Class A1R
6.628% (3 mo. USD Term SOFR + 1.30%) due 7/20/2032(2)(4)	500,000	496,050
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14% due 12/15/2026(4)	1,475,000	1,421,527
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74% due 10/16/2028	498,000	483,694
Series 2022-6, Class C
4.96% due 11/15/2028	1,080,000	1,052,030
Series 2022-7, Class C
6.69% due 3/17/2031	1,060,000	1,067,877
SCF Equipment Leasing LLC
Series 2019-2A, Class B
2.76% due 8/20/2026(4)	797,000	781,692
Series 2021-1A, Class C
1.54% due 10/21/2030(4)	1,000,000	915,031
Series 2021-1A, Class D
1.93% due 9/20/2030(4)	750,000	663,453
SEB Funding LLC
Series 2021-1A, Class A2
4.969% due 1/30/2052(4)	812,963	722,331
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A
6.858% (3 mo. USD Term SOFR + 1.53%) due 4/20/2033(2)(4)	1,003,948	997,723
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A
2.27% due 1/30/2057(4)	455,039	357,925
TCW CLO Ltd.
Series 2022-1A, Class A1
6.686% (3 mo. USD Term SOFR + 1.34%) due 4/22/2033(2)(4)	750,000	742,050
THL Credit Wind River CLO Ltd.
Series 2013-2A, Class AR2
6.572% (3 mo. USD Term SOFR + 1.26%) due 10/18/2030(2)(4)	451,031	448,776
Towd Point Asset Trust
Series 2018-SL1, Class A
6.034% (1 mo. USD Term SOFR + 0.71%) due 1/25/2046(2)(4)	49,059	48,974
Valley Stream Park CLO Ltd.
Series 2022-1A, Class BR
7.56% (3 mo. USD Term SOFR + 2.25%) due 10/20/2034(2)(4)	470,000	470,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Voya CLO Ltd.
Series 2018-2A, Class A1
6.57% (3 mo. USD Term SOFR + 1.26%) due 7/15/2031(2)(4)	$490,000	$488,530
Westlake Automobile Receivables Trust
Series 2020-3A, Class E
3.34% due 6/15/2026(4)	750,000	728,192
Series 2023-1A, Class C
5.74% due 8/15/2028(4)	1,015,000	998,756
World Omni Select Auto Trust
Series 2023-A, Class C
6.00% due 1/16/2029	985,000	978,807

Total Asset-Backed Securities (Cost $44,382,092)		43,139,623

Corporate Bonds & Notes — 52.3%
Aerospace & Defense — 0.6%
Bombardier, Inc.
6.00% due 2/15/2028(4)	381,000	345,220
L3Harris Technologies, Inc.
5.40% due 7/31/2033	770,000	740,101
TransDigm, Inc.
4.625% due 1/15/2029	288,000	251,182

		1,336,503

Agriculture — 1.2%
BAT Capital Corp.
3.222% due 8/15/2024	833,000	813,141
6.343% due 8/2/2030	411,000	404,786
Cargill, Inc.
4.00% due 6/22/2032(4)	650,000	579,832
Philip Morris International, Inc.
5.625% due 11/17/2029	592,000	584,837
Viterra Finance BV
4.90% due 4/21/2027(4)	398,000	381,284

		2,763,880

Airlines — 0.5%
American Airlines, Inc.
7.25% due 2/15/2028(4)	263,000	251,462
Azul Secured Finance LLP
11.93% due 8/28/2028(4)	200,000	198,062
British Airways Pass-Through Trust
Series 2020-1, Class A
4.25% due 11/15/2032(4)(5)	534,935	480,179
VistaJet Malta Finance PLC/Vista
Management Holding, Inc.
7.875% due 5/1/2027(4)	267,000	229,935

		1,159,638

Auto Manufacturers — 0.6%
Ford Motor Co.
3.25% due 2/12/2032	848,000	652,180
Hyundai Capital America
1.80% due 10/15/2025(4)	402,000	369,595
5.80% due 6/26/2025(4)	278,000	276,813

		1,298,588

Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.40% due 6/15/2033(4)	860,000	806,972

		806,972

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Biotechnology — 0.1%
Baxalta, Inc.
4.00% due 6/23/2025	$175,000	$169,743

		169,743

Building Materials — 0.4%
Griffon Corp.
5.75% due 3/1/2028	264,000	239,501
Smyrna Ready Mix Concrete LLC
6.00% due 11/1/2028(4)	397,000	366,427
Standard Industries, Inc.
4.375% due 7/15/2030(4)	308,000	255,104

		861,032

Chemicals — 1.0%
Celanese U.S. Holdings LLC
6.05% due 3/15/2025	810,000	806,881
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 6/15/2028(4)	265,000	238,521
International Flavors & Fragrances, Inc.
1.23% due 10/1/2025(4)	1,008,000	903,400
Rain Carbon, Inc.
12.25% due 9/1/2029(4)	249,000	261,199
Rain CII Carbon LLC/CII Carbon Corp.
7.25% due 4/1/2025(4)	6,000	5,818

		2,215,819

Coal — 0.1%
SunCoke Energy, Inc.
4.875% due 6/30/2029(4)	410,000	347,705

		347,705

Commercial Banks — 16.3%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT + 1.90% thereafter) due 3/13/2037(2)(4)	400,000	296,548
Bank of America Corp.
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(2)	1,256,000	1,050,644
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(2)	509,000	399,107
3.458% (3.458% fixed rate until 3/15/2024; 3 mo. USD Term SOFR + 1.23% thereafter) due 3/15/2025(2)	618,000	609,669
3.593% (3.593% fixed rate until 7/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter) due 7/21/2028(2)	1,500,000	1,369,350
Series N
1.658% (1.658% fixed rate until 3/11/2026; SOFR + 0.91% thereafter) due 3/11/2027(2)	500,000	448,515

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Bank of New York Mellon Corp.
Series J
4.967% (4.967% fixed rate until 4/26/2033; SOFR + 1.61% thereafter) due 4/26/2034(2)	$443,000	$408,340
BankUnited, Inc.
5.125% due 6/11/2030	613,000	508,159
Barclays PLC
3.932% (3.932% fixed rate until 5/7/2024; SOFR + 1.96% thereafter) due 5/7/2025(2)	869,000	855,748
BNP Paribas SA
2.219% (2.219% fixed rate until 6/9/2025; SOFR + 2.07% thereafter) due 6/9/2026(2)(4)	1,019,000	950,472
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap + 1.48% thereafter) due 3/1/2033(2)(4)	599,000	533,685
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; 3 mo. USD Term SOFR + 1.82% thereafter) due 1/10/2028(2)	1,212,000	1,129,754
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(2)	2,014,000	1,808,834
4.14% (4.14% fixed rate until 5/24/2024; SOFR + 1.37% thereafter) due 5/24/2025(2)	287,000	282,916
Citizens Bank NA
4.119% (4.119% fixed rate until 5/23/2024; SOFR + 1.40% thereafter) due 5/23/2025(2)	626,000	605,354
Danske Bank AS
3.773% (3.773% fixed rate until 3/28/2024; 1 yr. CMT + 1.45% thereafter) due 3/28/2025(2)(4)	1,345,000	1,324,650
4.375% due 6/12/2028(4)	200,000	184,380
6.466% (6.466% fixed rate until 1/9/2025; 1 yr. CMT + 2.10% thereafter) due 1/9/2026(2)(4)	634,000	632,808
First-Citizens Bank & Trust Co.
2.969% (2.969% fixed rate until 9/27/2024; 3 mo. USD Term SOFR + 1.72% thereafter) due 9/27/2025(2)	518,000	493,411
HSBC Holdings PLC
3.803% (3.803% fixed rate until 3/11/2024; 3 mo. USD Term SOFR + 1.47% thereafter) due 3/11/2025(2)	517,000	510,568
Intesa Sanpaolo SpA
6.625% due 6/20/2033(4)	840,000	789,911

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
JPMorgan Chase & Co.
2.739% (2.739% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter) due 10/15/2030(2)	$880,000	$735,680
3.54% (3.54% fixed rate until 5/1/2027; 3 mo. USD Term SOFR + 1.64% thereafter) due 5/1/2028(2)	1,002,000	921,149
3.782% (3.782% fixed rate until 2/1/2027; 3 mo. USD Term SOFR + 1.60% thereafter) due 2/1/2028(2)	1,065,000	991,217
3.845% (3.845% fixed rate until 6/14/2024; SOFR + 0.98% thereafter) due 6/14/2025(2)	856,000	840,857
Lloyds Banking Group PLC
3.90% due 3/12/2024	648,000	641,533
M&T Bank Corp.
5.053% (5.053% fixed rate until 1/27/2033; SOFR + 1.85% thereafter) due 1/27/2034(2)	376,000	325,778
Macquarie Bank Ltd.
3.624% due 6/3/2030(4)	203,000	165,199
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(2)(4)	968,000	739,407
4.654% (4.654% fixed rate until 3/27/2028; SOFR + 2.07% thereafter) due 3/27/2029(2)(4)	963,000	901,175
Mitsubishi UFJ Financial Group, Inc.
5.541% (5.541% fixed rate until 4/17/2025; 1 yr. CMT + 1.50% thereafter) due 4/17/2026(2)	320,000	317,110
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(2)	799,000	602,358
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(2)	542,000	396,072
4.21% (4.21% fixed rate until 4/20/2027; SOFR + 1.61% thereafter) due 4/20/2028(2)	391,000	367,427
4.431% (4.431% fixed rate until 1/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter) due 1/23/2030(2)	1,900,000	1,754,669

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
NatWest Group PLC
4.269% (4.269% fixed rate until 5/7/2024; SOFR + 2.11% thereafter) due 3/22/2025(2)	$1,028,000	$1,017,041
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(2)	327,000	317,174
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT + 2.85% thereafter) due 11/10/2026(2)	486,000	495,725
Royal Bank of Canada
6.00% due 11/1/2027	667,000	672,042
State Street Corp.
4.164% (4.164% fixed rate until 8/4/2032; SOFR + 1.73% thereafter) due 8/4/2033(2)	404,000	351,856
Toronto-Dominion Bank
4.456% due 6/8/2032	500,000	448,830
U.S. Bancorp
4.839% (4.839% fixed rate until 2/1/2033; SOFR + 1.60% thereafter) due 2/1/2034(2)	387,000	341,500
4.967% (4.967% fixed rate until 7/22/2032; SOFR + 2.11% thereafter) due 7/22/2033(2)	1,057,000	921,186
UBS AG
5.125% due 5/15/2024	872,000	859,818
UBS Group AG
1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT + 1.08% thereafter) due 1/30/2027(2)(4)	473,000	420,417
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT + 0.85% thereafter) due 8/10/2027(2)(4)	753,000	656,480
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT + 2.05% thereafter) due 8/5/2027(2)(4)	365,000	349,918
4.988% (4.988% fixed rate until 8/5/2032; 1 yr. CMT + 2.40% thereafter) due 8/5/2033(2)(4)	449,000	400,872
5.711% (5.711% fixed rate until 1/12/2026; 1 yr. CMT + 1.55% thereafter) due 1/12/2027(2)(4)	603,000	595,601
6.373% (6.373% fixed rate until 7/15/2025; SOFR + 3.34% thereafter) due 7/15/2026(2)(4)	940,000	936,926
6.442% (6.442% fixed rate until 8/11/2027; SOFR + 3.70% thereafter) due 8/11/2028(2)(4)	509,000	508,028
Wells Fargo & Co.
2.188% (2.188% fixed rate until 4/30/2025; SOFR + 2.00% thereafter) due 4/30/2026(2)	652,000	612,065

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(2)	$1,100,000	$964,942
3.35% (3.35% fixed rate until 3/2/2032; SOFR + 1.50% thereafter) due 3/2/2033(2)	700,000	565,173
3.584% (3.584% fixed rate until 5/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter) due 5/22/2028(2)	976,000	892,367
5.389% (5.389% fixed rate until 4/24/2033; SOFR + 2.02% thereafter) due 4/24/2034(2)	447,000	418,629

		37,639,044

Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027	300,000	252,672
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 6/1/2028(4)	500,000	414,395
Garda World Security Corp.
7.75% due 2/15/2028(4)	243,000	238,536
Global Payments, Inc.
4.95% due 8/15/2027	631,000	606,076

		1,511,679

Computers — 0.1%
Leidos, Inc.
5.75% due 3/15/2033	355,000	339,519

		339,519

Construction Materials — 0.1%
Eco Material Technologies, Inc.
7.875% due 1/31/2027(4)	367,000	350,525

		350,525

Cosmetics & Personal Care — 0.1%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	295,000	253,148

		253,148

Diversified Financial Services — 3.0%
Air Lease Corp.
5.85% due 12/15/2027	589,000	580,577
Aircastle Ltd.
2.85% due 1/26/2028(4)	600,000	509,160
Aviation Capital Group LLC
1.95% due 1/30/2026(4)	408,000	366,196
5.50% due 12/15/2024(4)	982,000	965,738
6.375% due 7/15/2030(4)	594,000	574,838
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(4)	800,000	716,048
4.25% due 4/15/2026(4)	800,000	752,600
5.25% due 5/15/2024(4)	621,000	615,274
LPL Holdings, Inc.
4.00% due 3/15/2029(4)	672,000	585,090

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Navient Corp.
4.875% due 3/15/2028	$401,000	$340,850
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50% due 3/15/2027(4)	365,000	340,724
4.875% due 4/15/2045(4)	198,000	146,548
OneMain Finance Corp.
5.375% due 11/15/2029	537,000	449,593

		6,943,236

Electric — 4.5%
AEP Texas, Inc.
5.40% due 6/1/2033	298,000	283,902
AES Corp.
3.95% due 7/15/2030(4)	525,000	452,792
Alfa Desarrollo SpA
4.55% due 9/27/2051(4)	293,160	200,547
American Transmission Systems, Inc.
2.65% due 1/15/2032(4)	238,000	188,084
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(4)	580,000	539,870
Calpine Corp.
5.00% due 2/1/2031(4)	274,000	221,877
5.125% due 3/15/2028(4)	262,000	233,319
Constellation Energy Generation LLC
6.25% due 10/1/2039	600,000	581,334
Duke Energy Corp.
4.50% due 8/15/2032	1,000,000	899,210
Duke Energy Indiana LLC
5.40% due 4/1/2053	304,000	277,920
Electricite de France SA
6.25% due 5/23/2033(4)	762,000	763,562
Eskom Holdings SOC Ltd.
6.35% due 8/10/2028	268,000	244,129
Indiana Michigan Power Co.
5.625% due 4/1/2053	306,000	287,689
Indianapolis Power & Light Co.
5.65% due 12/1/2032(4)	1,000,000	977,750
Minejesa Capital BV
4.625% due 8/10/2030(4)	730,000	653,131
National Grid PLC
5.809% due 6/12/2033	752,000	730,560
NRG Energy, Inc.
4.45% due 6/15/2029(4)	280,000	243,558
Oklahoma Gas & Electric Co.
5.40% due 1/15/2033	340,000	328,236
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00% due 6/30/2030(4)	504,000	414,606
Southern Co.
4.475% due 8/1/2024(2)	1,156,000	1,140,498
Vistra Operations Co. LLC
3.55% due 7/15/2024(4)	841,000	820,673

		10,483,247

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Engineering & Construction — 0.4%
Cellnex Finance Co. SA
3.875% due 7/7/2041(4)	$667,000	$462,244
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 9/15/2028(4)	421,000	365,045

		827,289

Entertainment — 0.4%
Cinemark USA, Inc.
5.875% due 3/15/2026(4)	256,000	246,876
Jacobs Entertainment, Inc.
6.75% due 2/15/2029(4)	255,000	226,009
Warnermedia Holdings, Inc.
3.788% due 3/15/2025	442,000	426,840

		899,725

Environmental Control — 0.2%
Veralto Corp.
5.45% due 9/18/2033(4)	382,000	370,299

		370,299

Food — 0.1%
NBM U.S. Holdings, Inc.
7.00% due 5/14/2026	236,000	233,992

		233,992

Gas — 0.7%
CenterPoint Energy Resources Corp.
1.75% due 10/1/2030	301,000	232,634
4.40% due 7/1/2032	500,000	451,345
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	544,693
Southwest Gas Corp.
4.05% due 3/15/2032	413,000	357,067

		1,585,739

Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05% due 2/15/2026(4)	541,000	534,064

		534,064

Healthcare-Products — 0.9%
GE HealthCare Technologies, Inc.
5.65% due 11/15/2027	985,000	983,158
Medline Borrower LP
3.875% due 4/1/2029(4)	330,000	278,830
Revvity, Inc.
0.85% due 9/15/2024	750,000	713,040

		1,975,028

Healthcare-Services — 2.3%
Centene Corp.
2.45% due 7/15/2028	1,000,000	844,790
3.375% due 2/15/2030	1,116,000	931,213
4.25% due 12/15/2027	419,000	385,991
CHS/Community Health Systems, Inc.
5.25% due 5/15/2030(4)	597,000	454,860
Elevance Health, Inc.
2.25% due 5/15/2030	500,000	405,955
5.50% due 10/15/2032	606,000	596,310
Humana, Inc.
1.35% due 2/3/2027	737,000	642,030
5.875% due 3/1/2033	770,000	765,457

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
Tenet Healthcare Corp.
6.125% due 10/1/2028	$400,000	$375,392

		5,401,998

Insurance — 1.0%
Assurant, Inc.
2.65% due 1/15/2032	313,000	228,938
GA Global Funding Trust
3.85% due 4/11/2025(4)	898,000	862,906
Metropolitan Life Global Funding I
4.05% due 8/25/2025(4)	452,000	436,930
5.15% due 3/28/2033(4)	389,000	367,551
New York Life Global Funding
4.55% due 1/28/2033(4)	518,000	473,602

		2,369,927

Internet — 0.7%
Netflix, Inc.
6.375% due 5/15/2029	1,002,000	1,034,826
Prosus NV
3.257% due 1/19/2027(4)	700,000	620,347

		1,655,173

Iron & Steel — 0.1%
United States Steel Corp.
6.875% due 3/1/2029	240,000	236,376

		236,376

Leisure Time — 0.2%
Carnival Corp.
6.00% due 5/1/2029(4)	264,000	225,443
Royal Caribbean Cruises Ltd.
5.375% due 7/15/2027(4)	297,000	274,440

		499,883

Lodging — 0.1%
Genting New York LLC/GENNY Capital, Inc.
3.30% due 2/15/2026(4)	273,000	243,341

		243,341

Machinery-Diversified — 0.4%
nVent Finance SARL
4.55% due 4/15/2028	1,112,000	1,041,143

		1,041,143

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 5/1/2032	627,000	492,076
DISH Network Corp.
11.75% due 11/15/2027(4)	267,000	267,919
FactSet Research Systems, Inc.
3.45% due 3/1/2032	600,000	495,852
Nexstar Media, Inc.
4.75% due 11/1/2028(4)	403,000	333,696

		1,589,543

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — 0.7%
Corp. Nacional del Cobre de Chile
5.125% due 2/2/2033(4)	$315,000	$290,263
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(4)	437,000	357,737
Freeport Indonesia PT
6.20% due 4/14/2052	270,000	226,233
Glencore Funding LLC
4.875% due 3/12/2029(4)	511,000	483,978
Hecla Mining Co.
7.25% due 2/15/2028	246,000	238,037

		1,596,248

Miscellaneous Manufacturing — 0.1%
LSB Industries, Inc.
6.25% due 10/15/2028(4)	257,000	233,058

		233,058

Oil & Gas — 4.2%
Antero Resources Corp.
7.625% due 2/1/2029(4)	449,000	454,770
Callon Petroleum Co.
8.00% due 8/1/2028(4)	240,000	240,295
CITGO Petroleum Corp.
8.375% due 1/15/2029(4)	245,000	244,912
Civitas Resources, Inc.
8.375% due 7/1/2028(4)	467,000	475,121
Comstock Resources, Inc.
6.75% due 3/1/2029(4)	331,000	304,563
Continental Resources, Inc.
5.75% due 1/15/2031(4)	1,750,000	1,642,567
Crescent Energy Finance LLC
9.25% due 2/15/2028(4)	348,000	355,287
Diamondback Energy, Inc.
3.125% due 3/24/2031	800,000	667,152
Earthstone Energy Holdings LLC
8.00% due 4/15/2027(4)	359,000	367,286
Ecopetrol SA
8.625% due 1/19/2029	245,000	246,169
EQT Corp.
7.00% due 2/1/2030	1,250,000	1,289,875
Occidental Petroleum Corp.
6.625% due 9/1/2030	928,000	940,250
Ovintiv, Inc.
6.50% due 2/1/2038	498,000	476,222
PBF Holding Co. LLC/PBF Finance Corp.
6.00% due 2/15/2028	252,000	237,472
Petroleos Mexicanos
6.70% due 2/16/2032	860,000	638,189
Transocean, Inc.
8.75% due 2/15/2030(4)	422,750	432,169
Valaris Ltd.
8.375% due 4/30/2030(4)	342,000	342,229
Vital Energy, Inc.
9.50% due 1/15/2025	75,000	75,668
10.125% due 1/15/2028	244,000	248,775

		9,678,971

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Packaging & Containers — 0.3%
LABL, Inc.
9.50% due 11/1/2028(4)	$226,000	$232,143
Mauser Packaging Solutions Holding Co.
7.875% due 8/15/2026(4)	494,000	476,675

		708,818

Pharmaceuticals — 1.7%
Cigna Group
2.40% due 3/15/2030	1,298,000	1,062,764
CVS Health Corp.
3.25% due 8/15/2029	1,500,000	1,312,095
5.05% due 3/25/2048	400,000	332,308
Horizon Therapeutics USA, Inc.
5.50% due 8/1/2027(4)	200,000	205,500
Pfizer Investment Enterprises Pte. Ltd.
4.75% due 5/19/2033	1,059,000	1,003,508

		3,916,175

Pipelines — 1.8%
Cheniere Energy Partners LP
3.25% due 1/31/2032	344,000	273,425
Columbia Pipeline Group, Inc.
4.50% due 6/1/2025	339,000	329,633
Eastern Gas Transmission & Storage, Inc.
3.00% due 11/15/2029	428,000	363,197
EIG Pearl Holdings SARL
3.545% due 8/31/2036(4)	706,000	572,149
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(4)	766,000	557,227
Kinder Morgan Energy Partners LP
4.25% due 9/1/2024	643,000	632,532
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	314,000	249,417
Sabine Pass Liquefaction LLC
5.625% due 3/1/2025	696,000	691,455
Venture Global LNG, Inc.
8.375% due 6/1/2031(4)	472,000	465,321

		4,134,356

Real Estate Investment Trusts — 1.7%
American Tower Corp.
2.40% due 3/15/2025	448,000	424,650
2.95% due 1/15/2025	235,000	225,814
3.80% due 8/15/2029	800,000	711,608
5.55% due 7/15/2033	299,000	285,004
Crown Castle, Inc.
2.10% due 4/1/2031	600,000	457,764
3.30% due 7/1/2030	800,000	674,944
EPR Properties
4.95% due 4/15/2028	414,000	366,092
Service Properties Trust
7.50% due 9/15/2025	233,000	228,678
VICI Properties LP/VICI Note Co., Inc.
5.625% due 5/1/2024(4)	474,000	471,696

		3,846,250

Retail — 0.4%
Bayer Corp.
6.65% due 2/15/2028(4)	343,000	351,291
Evergreen Acqco 1 LP/TVI, Inc.
9.75% due 4/26/2028(4)	220,000	225,799

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Retail — (continued)
LCM Investments Holdings II LLC
4.875% due 5/1/2029(4)	$267,000	$225,994
Macy’s Retail Holdings LLC
5.875% due 4/1/2029(4)	278,000	243,158

		1,046,242

Semiconductors — 0.2%
Broadcom, Inc.
4.15% due 4/15/2032(4)	427,000	369,594

		369,594

Software — 1.1%
Cloud Software Group, Inc.
6.50% due 3/31/2029(4)	558,000	490,583
Intuit, Inc.
5.50% due 9/15/2053	286,000	274,720
Oracle Corp.
2.875% due 3/25/2031	915,000	747,445
6.25% due 11/9/2032	500,000	505,885
Workday, Inc.
3.80% due 4/1/2032	593,000	508,165

		2,526,798

Telecommunications — 2.1%
AT&T, Inc.
4.30% due 2/15/2030	461,000	419,095
5.40% due 2/15/2034	874,000	817,496
Frontier Communications Holdings LLC
5.00% due 5/1/2028(4)	575,000	491,464
Sprint Capital Corp.
6.875% due 11/15/2028	939,000	969,621
8.75% due 3/15/2032	212,000	245,432
T-Mobile USA, Inc.
3.50% due 4/15/2025	391,000	377,194
3.875% due 4/15/2030	1,500,000	1,327,755
Viasat, Inc.
5.625% due 9/15/2025(4)	170,000	157,019

		4,805,076

Trucking & Leasing — 0.1%
Fortress Transportation &
Infrastructure Investors LLC
5.50% due 5/1/2028(4)	266,000	241,411

		241,411

Total Corporate Bonds & Notes (Cost $129,157,939)		121,046,795

Non–Agency Mortgage–Backed Securities — 7.5%
Angel Oak Mortgage Trust
Series 2020-1, Class A1
2.466% due 12/25/2059(1)(2)(4)	30,961	28,603
BANK
Series 2022-BNK44, Class A5
5.937% due 11/15/2055(1)(2)	220,000	218,305
BBCMS Mortgage Trust
Series 2019-BWAY, Class A
6.403% due 11/15/2034(1)(2)(4)	365,000	285,078
Series 2019-BWAY, Class B
6.757% due 11/15/2034(1)(2)(4)	160,000	111,107

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
BHMS Mortgage Trust
Series 2018-ATLS, Class A
6.879% due 7/15/2035(1)(2)(4)	$750,000	$739,757
BMO Mortgage Trust
Series 2023-C5, Class A4
5.494% due 6/15/2056	460,000	445,493
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1
0.97% due 3/25/2060(1)(2)(4)	641,070	583,222
BX Commercial Mortgage Trust
Series 2021-XL2, Class A
6.135% due 10/15/2038(1)(2)(4)	179,062	174,853
Chase Home Lending Mortgage Trust
Series 2023-1, Class A2
6.00% due 6/25/2054(1)(2)(4)	315,000	309,758
CIM Trust
Series 2021-J3, Class A1
2.50% due 6/25/2051(1)(2)(4)	893,863	675,360
Commercial Mortgage Trust
Series 2014-CR17, Class AM
4.174% due 5/10/2047	620,000	605,995
Series 2015-LC21, Class AM
4.043% due 7/10/2048(1)(2)	522,000	489,389
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2
6.865% due 10/25/2041(1)(2)(4)	430,000	427,001
Series 2023-R02, Class 1M1
7.615% due 1/25/2043(1)(2)(4)	479,642	486,308
CSMC Trust Capital Certificates
Series 2020-SPT1, Class A1
1.616% due 4/25/2065(1)(2)(4)	16,885	16,584
Deephaven Residential Mortgage Trust
Series 2021-3, Class A1
1.194% due 8/25/2066(1)(2)(4)	160,632	132,612
EQUS Mortgage Trust
Series 2021-EQAZ, Class A
6.202% due 10/15/2038(1)(2)(4)	237,995	232,343
Fannie Mae Connecticut Avenue Securities
Series 2021-R02, Class 2M2
7.315% due 11/25/2041(1)(2)(4)	420,000	410,390
Series 2023-R01, Class 1M1
7.715% due 12/25/2042(1)(2)(4)	759,963	772,654
Flagstar Mortgage Trust
Series 2021-3INV, Class A2
2.50% due 6/25/2051(1)(2)(4)	607,610	463,785
Series 2021-7, Class A1
2.50% due 8/25/2051(1)(2)(4)	572,334	432,427
Freddie Mac STACR REMIC Trust
Series 2021-DNA3, Class M2
7.415% due 10/25/2033(1)(2)(4)	655,000	655,814
Series 2021-DNA6, Class M2
6.815% due 10/25/2041(1)(2)(4)	739,000	728,605
Series 2021-DNA7, Class M2
7.115% due 11/25/2041(1)(2)(4)	540,000	528,108
Series 2021-HQA4, Class M1
6.265% due 12/25/2041(1)(2)(4)	543,540	531,611
Series 2022-HQA3, Class M1A
7.615% due 8/25/2042(1)(2)(4)	214,852	217,672

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-DNA2, Class M1A
7.415% due 4/25/2043(1)(2)(4)		$547,514	$552,642
GCAT Trust
Series 2023-NQM1, Class A1
4.25% due 10/25/2057(1)(2)(4)		981,521	903,155
GS Mortgage Securities Corp. Trust
Series 2021-ROSS, Class G
10.098% due 5/15/2026(1)(2)(4)		660,000	370,110
GS Mortgage-Backed Securities Trust
Series 2021-PJ2, Class A2
2.50% due 7/25/2051(1)(2)(4)		471,560	356,217
Series 2021-PJ8, Class A2
2.50% due 1/25/2052(1)(2)(4)		641,136	484,411
Series 2023-PJ1, Class A4
3.50% due 2/25/2053(1)(2)(4)		512,335	420,734
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-MINN, Class A
6.649% due 11/15/2035(1)(2)(4)		339,000	323,756
Series 2020-MKST, Class E
7.947% due 12/15/2036(1)(2)(4)		570,000	112,899
JP Morgan Mortgage Trust
Series 2021-13, Class A3
2.50% due 4/25/2052(1)(2)(4)		496,024	374,771
Series 2021-INV8, Class A2
3.00% due 5/25/2052(1)(2)(4)		467,895	368,866
Series 2022-3, Class A2
3.00% due 8/25/2052(1)(2)(4)		314,592	248,043
PFP Ltd.
Series 2023-10, Class A
7.696% due 9/16/2038(1)(2)(4)		400,000	399,747
Ready Capital Mortgage Financing LLC
Series 2022-FL8, Class A
6.965% due 1/25/2037(1)(2)(4)		923,720	913,057
Starwood Mortgage Residential Trust
Series 2020-3, Class A1
1.486% due 4/25/2065(1)(2)(4)		175,933	157,923
Verus Securitization Trust
Series 2020-1, Class A1
2.417% due 1/25/2060(1)(2)(4)		58,657	55,198
Series 2020-5, Class A1
1.218% due 5/25/2065(1)(2)(4)		230,349	208,287
Vista Point Securitization Trust
Series 2020-2, Class A1
1.475% due 4/25/2065(1)(2)(4)		123,657	110,298
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2
2.50% due 9/25/2051(1)(2)(4)		416,323	313,866

Total Non–Agency Mortgage–Backed Securities (Cost $18,946,230)			17,376,814

Foreign Government — 3.5%
Bahrain Government International Bonds
6.75% due 9/20/2029(4)	USD	240,000	236,122
CDP Financial, Inc.
4.25% due 7/25/2028(4)	USD	1,337,000	1,294,483
Costa Rica Government International Bonds
6.55% due 4/3/2034(4)	USD	510,000	494,792

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2023 (unaudited)		Principal Amount	Value

Foreign Government — (continued)
Mexico Government International Bonds
4.875% due 5/19/2033	USD	670,000	$600,990
Panama Government International Bonds
2.252% due 9/29/2032	USD	633,000	458,045
Republic of South Africa Government International Bonds
5.875% due 4/20/2032	USD	275,000	233,393
Senegal Government International Bonds
6.25% due 5/23/2033(4)	USD	290,000	231,861
Svensk Exportkredit AB
4.875% due 9/14/2026	USD	2,901,000	2,888,178
4.875% due 10/4/2030	USD	1,505,000	1,492,192
Turkey Government International Bonds
4.25% due 4/14/2026	USD	270,000	247,036

Total Foreign Government (Cost $8,359,693)			8,177,092

U.S. Government Securities — 6.3%
U.S. Treasury Bonds
1.125% due 8/15/2040		$3,417,000	1,941,817
1.875% due 11/15/2051		3,418,000	1,906,603
2.25% due 5/15/2041		962,000	660,022
4.125% due 8/15/2053		2,595,100	2,356,675
4.375% due 8/15/2043		1,841,000	1,718,459
U.S. Treasury Inflation-Indexed Notes
0.375% due 7/15/2025		2,526,381	2,419,159
U.S. Treasury Notes
4.375% due 8/15/2026		1,366,600	1,349,518
5.00% due 8/31/2025		2,164,900	2,160,333

Total U.S. Government Securities (Cost $15,175,507)			14,512,586

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $1,616,922, due 10/2/2023(6)		1,616,706	1,616,706

Total Repurchase Agreements (Cost $1,616,706)			1,616,706

Total Investments — 117.4% (Cost $286,664,961)			271,602,834

Liabilities in excess of other assets — (17.4)%			(40,271,537)

Total Net Assets — 100.0%			$231,331,297

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2023.
(3)	TBA - To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $102,031,806, representing 44.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
British Airways Pass-Through Trust Series 2020-1, Class A	534,935	$562,913	$480,179	11/17/2020 - 1/26/2022	0.21%

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,825,700	$1,649,071

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	116	Long	$23,562,111	$23,514,469	$(47,642)
U.S. 10-Year Treasury Note	December 2023	96	Long	10,565,886	10,374,000	(191,886)
U.S. Long Bond	December 2023	154	Long	18,529,984	17,522,312	(1,007,672)
U.S. Ultra Bond	December 2023	86	Long	10,871,908	10,207,125	(664,783)

Total				$63,529,889	$61,617,906	$(1,911,983)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2023	196	Short	$(20,833,430)	$(20,650,437)	$182,993
U.S. Ultra 10-Year Treasury Note	December 2023	232	Short	(26,587,577)	(25,882,500)	705,077

Total				$(47,421,007)	$(46,532,937)	$888,070

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$65,733,218	$—	$65,733,218
Asset–Backed Securities	—	43,139,623	—	43,139,623
Corporate Bonds & Notes	—	121,046,795	—	121,046,795
Non–Agency Mortgage–Backed Securities	—	17,376,814	—	17,376,814
Foreign Government	—	8,177,092	—	8,177,092
U.S. Government Securities	—	14,512,586	—	14,512,586
Repurchase Agreements	—	1,616,706	—	1,616,706

Total	$—	$271,602,834	$—	$271,602,834

Other Financial Instruments
Futures Contracts
Assets	$888,070	$—	$—	$888,070
Liabilities	(1,911,983)	—	—	(1,911,983)

Total	$(1,023,913)	$—	$—	$(1,023,913)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.7%
Automobile Components — 0.9%
Visteon Corp.(1)	14,540	$2,007,538

		2,007,538

Banks — 7.9%
Bank OZK	88,393	3,276,729
Home Bancshares, Inc.	155,300	3,251,982
Independent Bank Corp.	53,500	2,626,315
Texas Capital Bancshares, Inc.(1)	43,700	2,573,930
Washington Federal, Inc.	103,205	2,644,112
Wintrust Financial Corp.	47,006	3,548,953

		17,922,021

Biotechnology — 0.8%
Rhythm Pharmaceuticals, Inc.(1)	34,600	793,205
Ultragenyx Pharmaceutical, Inc.(1)	30,822	1,098,804

		1,892,009

Building Products — 1.7%
Janus International Group, Inc.(1)	183,700	1,965,590
Tecnoglass, Inc.	57,900	1,908,384

		3,873,974

Chemicals — 2.2%
Avient Corp.	53,528	1,890,609
Olin Corp.	63,823	3,189,873

		5,080,482

Communications Equipment — 0.7%
Extreme Networks, Inc.(1)	61,300	1,484,073

		1,484,073

Construction & Engineering — 1.4%
Primoris Services Corp.	96,872	3,170,621

		3,170,621

Construction Materials — 1.4%
Eagle Materials, Inc.	19,200	3,197,184

		3,197,184

Consumer Finance — 3.6%
Encore Capital Group, Inc.(1)	57,966	2,768,456
OneMain Holdings, Inc.	74,700	2,994,723
PROG Holdings, Inc.(1)	74,751	2,482,481

		8,245,660

Diversified Consumer Services — 1.1%
Stride, Inc.(1)	53,876	2,426,036

		2,426,036

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	53,639	1,683,192

		1,683,192

Electric Utilities — 1.3%
Portland General Electric Co.	72,504	2,934,962

		2,934,962

Electrical Equipment — 1.2%
EnerSys	28,835	2,729,809

		2,729,809

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	18,492	$1,906,895
Crane NXT Co.	37,500	2,083,875
Itron, Inc.(1)	46,242	2,801,340
nLight, Inc.(1)	145,422	1,512,389

		8,304,499

Energy Equipment & Services — 3.7%
Atlas Energy Solutions, Inc., Class A	118,900	2,643,147
Helmerich & Payne, Inc.	60,694	2,558,859
Valaris Ltd.(1)	44,200	3,314,116

		8,516,122

Entertainment — 0.5%
PLAYSTUDIOS, Inc.(1)(2)	325,000	1,033,500
PLAYSTUDIOS, Inc.(1)	44,181	140,496

		1,173,996

Financial Services — 2.2%
Essent Group Ltd.	46,400	2,194,256
Euronet Worldwide, Inc.(1)	36,800	2,921,184

		5,115,440

Food Products — 0.9%
Utz Brands, Inc.	150,304	2,018,583

		2,018,583

Gas Utilities — 0.8%
ONE Gas, Inc.	27,000	1,843,560

		1,843,560

Ground Transportation — 1.2%
Marten Transport Ltd.	137,389	2,707,937

		2,707,937

Health Care Equipment & Supplies — 2.3%
Lantheus Holdings, Inc.(1)	27,844	1,934,601
Omnicell, Inc.(1)	28,659	1,290,801
QuidelOrtho Corp.(1)	26,700	1,950,168

		5,175,570

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc.(1)	37,905	2,665,101
CareMax, Inc.(1)	10,858	23,019
CareMax, Inc.(1)(2)	213,620	452,874
HealthEquity, Inc.(1)	56,182	4,104,095
R1 RCM, Inc.(1)	190,247	2,867,022

		10,112,111

Hotel & Resort REITs — 0.9%
RLJ Lodging Trust	219,583	2,149,718

		2,149,718

Hotels, Restaurants & Leisure — 2.9%
Bloomin’ Brands, Inc.	129,200	3,177,028
Everi Holdings, Inc.(1)	259,255	3,427,351

		6,604,379

Household Durables — 1.5%
Century Communities, Inc.	50,838	3,394,962

		3,394,962

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Industrial REITs — 0.9%
LXP Industrial Trust	224,778	$2,000,524

		2,000,524

Insurance — 1.2%
Assured Guaranty Ltd.	44,505	2,693,443

		2,693,443

IT Services — 1.1%
BigCommerce Holdings, Inc., Series 1(1)	248,900	2,456,643

		2,456,643

Leisure Products — 1.8%
Vista Outdoor, Inc.(1)	123,383	4,086,445

		4,086,445

Life Sciences Tools & Services — 0.7%
Maravai LifeSciences Holdings, Inc., Class A(1)	149,700	1,497,000

		1,497,000

Machinery — 3.7%
Crane Co.	22,600	2,007,784
Hillman Solutions Corp.(1)	372,975	3,077,044
Terex Corp.	59,300	3,416,866

		8,501,694

Media — 2.3%
Gambling.com Group Ltd.(1)	115,300	1,508,124
Gray Television, Inc.	222,016	1,536,351
Integral Ad Science Holding Corp.(1)	176,135	2,094,245

		5,138,720

Metals & Mining — 2.8%
Commercial Metals Co.	36,866	1,821,549
Constellium SE(1)	145,544	2,648,901
MP Materials Corp.(1)	101,376	1,936,281

		6,406,731

Mortgage REITs — 1.0%
Redwood Trust, Inc.	306,358	2,184,333

		2,184,333

Office REITs — 1.5%
COPT Defense Properties	138,734	3,306,031

		3,306,031

Oil, Gas & Consumable Fuels — 6.2%
CNX Resources Corp.(1)	108,514	2,450,246
HF Sinclair Corp.	60,948	3,469,770
Magnolia Oil & Gas Corp., Class A	175,945	4,030,900
Matador Resources Co.	68,300	4,062,484

		14,013,400

Pharmaceuticals — 2.1%
Cara Therapeutics, Inc.(1)	165,600	278,208
Intra-Cellular Therapies, Inc.(1)	32,971	1,717,459
Prestige Consumer Healthcare, Inc.(1)	48,800	2,790,872

		4,786,539

Professional Services — 3.1%
ICF International, Inc.	26,494	3,200,740
Korn Ferry	45,761	2,170,902

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
Sterling Check Corp.(1)	141,123	$1,780,972

		7,152,614

Retail REITs — 1.5%
Kite Realty Group Trust	155,748	3,336,122

		3,336,122

Semiconductors & Semiconductor Equipment — 3.3%
indie Semiconductor, Inc., Class A(1)	233,300	1,469,790
Photronics, Inc.(1)	117,400	2,372,654
SMART Global Holdings, Inc.(1)	149,575	3,642,151

		7,484,595

Software — 4.4%
CommVault Systems, Inc.(1)	40,525	2,739,895
NCR Corp.(1)	118,582	3,198,157
Rapid7, Inc.(1)	52,634	2,409,585
WalkMe Ltd.(1)	176,990	1,677,865

		10,025,502

Specialized REITs — 1.2%
PotlatchDeltic Corp.	60,200	2,732,478

		2,732,478

Specialty Retail — 3.6%
Group 1 Automotive, Inc.	12,529	3,366,667
Murphy USA, Inc.	14,279	4,879,563

		8,246,230

Textiles, Apparel & Luxury Goods — 1.1%
Oxford Industries, Inc.	24,900	2,393,637

		2,393,637

Trading Companies & Distributors — 5.4%
Custom Truck One Source, Inc.(1)	322,917	2,002,085
GATX Corp.	25,001	2,720,859
Rush Enterprises, Inc., Class A	83,940	3,427,270
Textainer Group Holdings Ltd.	108,840	4,054,290

		12,204,504

Total Common Stocks (Cost $202,451,179)		224,411,623

	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $1,857,838, due 10/2/2023(3)	$1,857,591	1,857,591

Total Repurchase Agreements (Cost $1,857,591)		1,857,591

Total Investments — 99.5% (Cost $204,308,770)		226,269,214

Assets in excess of other liabilities — 0.5%		1,078,646

Total Net Assets — 100.0%		$227,347,860

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At September 30, 2023, the aggregate market value of these securities amounted to $1,486,374, representing 0.7% of net assets.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$2,097,700	$1,894,756

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$224,411,623	$—	$—	$224,411,623
Repurchase Agreements	—	1,857,591	—	1,857,591

Total	$224,411,623	$1,857,591	$—	$226,269,214

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 99.1%
Bermuda — 3.0%
CK Infrastructure Holdings Ltd.	356,500	$1,686,748

		1,686,748

Brazil — 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo	125,100	1,518,905

		1,518,905

China — 3.4%
China Longyuan Power Group Corp. Ltd., Class H	2,230,613	1,952,740

		1,952,740

France — 5.7%
Engie SA	210,935	3,234,352

		3,234,352

Germany — 3.4%
RWE AG	52,044	1,934,044

		1,934,044

Italy — 4.4%
Enel SpA	407,108	2,498,109

		2,498,109

Japan — 4.4%
Kansai Electric Power Co., Inc.	116,000	1,613,775
Tokyo Gas Co. Ltd.	37,900	861,265

		2,475,040

Portugal — 4.1%
EDP–Energias de Portugal SA	559,489	2,328,228

		2,328,228

Spain — 4.8%
Iberdrola SA	245,171	2,737,436

		2,737,436

United Kingdom — 4.6%
National Grid PLC	219,461	2,619,651

		2,619,651

United States — 58.6%
AES Corp.	83,484	1,268,957
American Electric Power Co., Inc.	36,264	2,727,778
Atmos Energy Corp.	25,927	2,746,447
CenterPoint Energy, Inc.	86,204	2,314,578
Dominion Energy, Inc.	67,360	3,008,971
Duke Energy Corp.	37,943	3,348,849
Edison International	42,217	2,671,914
Exelon Corp.	61,937	2,340,599
NextEra Energy, Inc.	42,256	2,420,846
PG&E Corp.(1)	120,225	1,939,229
Sempra	37,445	2,547,384
Southern Co.	40,579	2,626,273
Vistra Corp.	96,762	3,210,563

		33,172,388

Total Common Stocks (Cost $54,363,771)		56,157,641

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $329,307, due 10/2/2023(2)	$329,263	$329,263

Total Repurchase Agreements (Cost $329,263)		329,263

Total Investments — 99.7% (Cost $54,693,034)		56,486,904

Assets in excess of other liabilities — 0.3%		171,596

Total Net Assets — 100.0%		$56,658,500

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$371,900	$335,920

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,686,748	*	$—	$1,686,748
Brazil	1,518,905	—		—	1,518,905
China	—	1,952,740	*	—	1,952,740
France	—	3,234,352	*	—	3,234,352
Germany	—	1,934,044	*	—	1,934,044
Italy	—	2,498,109	*	—	2,498,109
Japan	—	2,475,040	*	—	2,475,040
Portugal	—	2,328,228	*	—	2,328,228
Spain	—	2,737,436	*	—	2,737,436
United Kingdom	—	2,619,651	*	—	2,619,651
United States	33,172,388	—		—	33,172,388
Repurchase Agreements	—	329,263		—	329,263

Total	$34,691,293	$21,795,611		$—	$56,486,904

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 12.2%
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2052	$3,616,827	$2,871,198
3.50% due 6/1/2052	2,974,894	2,557,385
4.00% due 10/1/2037	423,299	399,345
4.00% due 6/1/2052	4,159,892	3,708,050
4.50% due 9/1/2052	472,671	433,880
5.00% due 12/1/2052	1,043,585	984,422
Federal National Mortgage Association
2.50% due 5/1/2052	1,209,976	960,532
3.00% due 7/1/2051	1,761,821	1,459,312
3.00% due 3/1/2052	3,898,351	3,226,720
3.00% due 5/1/2052	2,145,493	1,777,161
3.50% due 6/1/2052	4,847,030	4,171,149
3.50% due 10/1/2052	1,920,969	1,651,234
3.50% due 11/1/2052	1,826,558	1,570,443
4.00% due 12/1/2052	1,257,944	1,120,332

Total Agency Mortgage-Backed Securities (Cost $29,044,658)		26,891,163

Asset-Backed Securities — 18.6%
AIMCO CLO
Series 2017-AA, Class DR
8.738% (3 mo. USD Term SOFR + 3.41%) due 4/20/2034(1)(2)	1,800,000	1,702,800
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.07% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	984,900
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.74% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,500,000	1,483,500
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
7.17% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	300,000	294,300
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(1)	1,180,000	1,123,113
Barings CLO Ltd.
Series 2020-1A, Class AR
6.72% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,350,000	1,341,129
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2
6.777% (3 mo. USD Term SOFR + 1.43%) due 1/25/2035(1)(2)	1,500,000	1,482,750
Battery Park CLO II Ltd.
Series 2022-1A, Class A1
7.536% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	1,800,000	1,807,740
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.338% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	600,000	594,240

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	$1,250,000	$1,172,406
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.863% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,400,000	1,389,935
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.219% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,200,000	1,184,760
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	933,375	777,413
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
6.558% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	1,700,000	1,688,780
Elmwood CLO IX Ltd.
Series 2021-2A, Class C
7.488% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	1,000,000	967,400
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3
5.16% due 4/20/2026	1,050,000	1,039,335
Greywolf CLO II Ltd.
Series 2013-1A, Class C2RR
9.768% (3 mo. USD Term SOFR + 4.46%) due 4/15/2034(1)(2)	2,400,000	2,321,129
Gulf Stream Meridian 6 Ltd.
Series 2021-6A, Class A1
6.76% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,300,000	1,291,420
Hyundai Auto Receivables Trust
Series 2021-A, Class A3
0.38% due 9/15/2025	871,933	853,687
ICG U.S. CLO Ltd.
Series 2018-2A, Class B
7.357% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,000,000	986,454
Series 2022-1A, Class A1
6.866% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,300,000	1,292,460
KKR CLO 38 Ltd.
Series 38A, Class A1
6.628% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,500,000	1,483,900
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.169% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,150,000	1,137,235

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2
7.107% (3 mo. USD Term SOFR + 1.76%) due 4/22/2029(1)(2)	$1,400,000	$1,385,160
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.63% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,400,000	1,390,480
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	900,000	886,144
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
8.72% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	400,000	362,000
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class CR
7.795% (SOFR + 2.55%) due 4/21/2034(1)(2)	1,800,000	1,772,280
Oscar U.S. Funding XIV LLC
Series 2022-1A, Class A2
1.60% due 3/10/2025(1)	256,188	254,571
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	700,000	695,436
TCW CLO Ltd.
Series 2021-1A, Class A
6.758% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	1,500,000	1,481,100
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.288% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,520,000	1,498,720
Trinitas CLO XVI Ltd.
Series 2021-16A, Class A1
6.768% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	1,200,000	1,182,720
Voya CLO Ltd.
Series 2016-3A, Class A3R
7.322% (3 mo. USD Term SOFR + 2.01%) due 10/18/2031(1)(2)	835,000	824,980
World Omni Auto Receivables Trust
Series 2022-C, Class A2
3.73% due 3/16/2026	811,820	805,106

Total Asset–Backed Securities (Cost $41,397,211)		40,939,483

Corporate Bonds & Notes — 21.4%
Advertising — 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% due 1/15/2029(1)	500,000	396,105

		396,105

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Aerospace & Defense — 0.4%
Bombardier, Inc.
7.875% due 4/15/2027(1)	$500,000	$487,790
Lockheed Martin Corp.
4.75% due 2/15/2034	200,000	189,378
5.20% due 2/15/2055	300,000	277,503

		954,671

Agriculture — 0.2%
BAT Capital Corp.
6.343% due 8/2/2030	500,000	492,440

		492,440

Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd.
8.25% due 4/15/2031(1)	500,000	500,625
American Axle & Manufacturing, Inc.
5.00% due 10/1/2029	250,000	202,365

		702,990

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	800,000	712,248
5.55% due 1/23/2049	400,000	384,132

		1,096,380

Biotechnology — 0.2%
Gilead Sciences, Inc.
5.25% due 10/15/2033	350,000	341,870

		341,870

Chemicals — 0.2%
Nutrien Ltd.
2.95% due 5/13/2030	500,000	417,675

		417,675

Commercial Banks — 4.8%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	2,600,000	2,395,016
Barclays PLC
2.645% (2.645% fixed rate until 6/24/2030; 1 yr. CMT + 1.90% thereafter) due 6/24/2031(2)	400,000	309,044
4.972% (4.972% fixed rate until 5/16/2028; SOFR + 2.25% thereafter) due 5/16/2029(2)	400,000	373,852
BNP Paribas SA
2.159% (2.159% fixed rate until 9/15/2028; SOFR + 1.22% thereafter) due 9/15/2029(1)(2)	600,000	494,412
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	1,600,000	1,393,488

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Discover Bank
5.974% (5 yr. USD Swap + 1.73%) due 8/9/2028(2)	$400,000	$365,568
Fifth Third Bank NA
2.25% due 2/1/2027	1,500,000	1,313,490
Huntington Bancshares, Inc.
6.208% (6.208% fixed rate until 8/21/2028; SOFR + 2.02% thereafter) due 8/21/2029(2)	300,000	293,724
Huntington National Bank
4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	700,000	653,884
JPMorgan Chase & Co.
1.578% (1.578% fixed rate until 4/22/2026; SOFR + 0.89% thereafter) due 4/22/2027(2)	1,200,000	1,070,376
Morgan Stanley
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	800,000	770,752
5.424% (5.424% fixed rate until 7/21/2033; SOFR + 1.88% thereafter) due 7/21/2034(2)	300,000	283,407
NatWest Group PLC
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(2)	900,000	872,955

		10,589,968

Commercial Services — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375% due 3/1/2029(1)	500,000	444,795

		444,795

Computers — 0.2%
Apple, Inc.
2.65% due 2/8/2051	200,000	121,340
3.35% due 8/8/2032	300,000	264,336

		385,676

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% due 10/29/2028	1,200,000	1,027,392
Air Lease Corp.
5.30% due 2/1/2028	500,000	483,295
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; SOFR + 2.01% thereafter) due 8/24/2034(2)	200,000	194,144
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	400,000	391,356

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Mastercard, Inc.
4.85% due 3/9/2033	$300,000	$288,918

		2,385,105

Electric — 1.4%
Duke Energy Carolinas LLC
4.95% due 1/15/2033	300,000	285,348
Duke Energy Corp.
3.50% due 6/15/2051	450,000	290,704
5.00% due 8/15/2052	200,000	166,016
Eversource Energy
5.125% due 5/15/2033	400,000	372,668
PPL Electric Utilities Corp.
5.00% due 5/15/2033	200,000	190,608
5.25% due 5/15/2053	300,000	273,183
Public Service Electric & Gas Co.
4.65% due 3/15/2033	600,000	563,772
5.45% due 8/1/2053	100,000	95,119
Southern Co.
5.70% due 3/15/2034	400,000	392,956
Wisconsin Public Service Corp.
2.85% due 12/1/2051	100,000	58,371
Xcel Energy, Inc.
5.45% due 8/15/2033	400,000	381,988

		3,070,733

Electronics — 0.2%
Honeywell International, Inc.
1.95% due 6/1/2030	500,000	404,150

		404,150

Entertainment — 0.8%
Caesars Entertainment, Inc.
8.125% due 7/1/2027(1)	500,000	502,395
Cinemark USA, Inc.
5.25% due 7/15/2028(1)	250,000	221,965
Light & Wonder International, Inc.
7.00% due 5/15/2028(1)	500,000	491,630
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% due 2/15/2031(1)	450,000	427,446

		1,643,436

Environmental Control — 0.4%
Waste Management, Inc.
4.15% due 4/15/2032	900,000	819,189

		819,189

Food — 0.2%
Pilgrim’s Pride Corp.
3.50% due 3/1/2032	600,000	464,466

		464,466

Healthcare-Services — 0.7%
CHS/Community Health Systems, Inc.
5.25% due 5/15/2030(1)	500,000	380,955
Elevance Health, Inc.
4.75% due 2/15/2033	400,000	372,288
5.125% due 2/15/2053	100,000	88,712
UnitedHealth Group, Inc.
4.20% due 5/15/2032	500,000	455,635

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
5.875% due 2/15/2053	$200,000	$200,802

		1,498,392

Insurance — 0.9%
Athene Holding Ltd.
3.50% due 1/15/2031	400,000	325,332
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	400,000	343,036
MetLife, Inc.
5.25% due 1/15/2054	200,000	178,226
5.375% due 7/15/2033	500,000	480,320
Progressive Corp.
4.95% due 6/15/2033	700,000	665,490
Prudential Financial, Inc.
3.70% due 3/13/2051	100,000	69,497

		2,061,901

Leisure Time — 0.7%
Carnival Holdings Bermuda Ltd.
10.375% due 5/1/2028(1)	500,000	535,925
Royal Caribbean Cruises Ltd.
7.25% due 1/15/2030(1)	500,000	495,585
VOC Escrow Ltd.
5.00% due 2/15/2028(1)	500,000	455,125

		1,486,635

Lodging — 0.2%
Station Casinos LLC
4.50% due 2/15/2028(1)	500,000	436,185

		436,185

Machinery-Diversified — 0.1%
John Deere Capital Corp.
Series I
5.15% due 9/8/2033	300,000	293,415

		293,415

Media — 0.1%
Comcast Corp.
1.95% due 1/15/2031	200,000	156,378

		156,378

Miscellaneous Manufacturing — 0.3%
Parker-Hannifin Corp.
4.00% due 6/14/2049	100,000	76,015
4.50% due 9/15/2029	500,000	472,760

		548,775

Oil & Gas — 1.2%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	1,100,000	1,030,216
Callon Petroleum Co.
8.00% due 8/1/2028(1)	500,000	500,615
Cenovus Energy, Inc.
2.65% due 1/15/2032	200,000	155,434
Comstock Resources, Inc.
6.75% due 3/1/2029(1)	500,000	460,065
Occidental Petroleum Corp.
7.50% due 5/1/2031	500,000	528,750

		2,675,080

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas Services — 0.1%
Schlumberger Investment SA
4.85% due 5/15/2033	$300,000	$282,942

		282,942

Pharmaceuticals — 1.7%
AbbVie, Inc.
3.20% due 11/21/2029	1,200,000	1,058,748
4.55% due 3/15/2035	200,000	181,922
CVS Health Corp.
5.30% due 6/1/2033	900,000	852,660
5.875% due 6/1/2053	300,000	277,710
Pfizer Investment Enterprises Pte. Ltd.
4.75% due 5/19/2033	1,200,000	1,137,120
5.30% due 5/19/2053	200,000	185,756

		3,693,916

Pipelines — 0.7%
Cheniere Energy Partners LP
5.95% due 6/30/2033(1)	500,000	482,275
Energy Transfer LP
3.75% due 5/15/2030	500,000	435,885
Western Midstream Operating LP
6.15% due 4/1/2033	600,000	579,096

		1,497,256

Real Estate Investment Trusts — 0.4%
American Tower Corp.
5.65% due 3/15/2033	400,000	384,140
Extra Space Storage LP
5.50% due 7/1/2030	600,000	580,554

		964,694

Retail — 0.3%
Lowe’s Cos., Inc.
5.15% due 7/1/2033	700,000	665,343
5.625% due 4/15/2053	100,000	90,897

		756,240

Semiconductors — 0.4%
Intel Corp.
5.20% due 2/10/2033	500,000	483,950
Marvell Technology, Inc.
5.95% due 9/15/2033	400,000	393,316

		877,266

Software — 1.1%
Cloud Software Group, Inc.
6.50% due 3/31/2029(1)	500,000	439,590
Microsoft Corp.
2.921% due 3/17/2052	700,000	459,284
3.30% due 2/6/2027	800,000	758,976
Oracle Corp.
5.55% due 2/6/2053	200,000	175,290
6.25% due 11/9/2032	400,000	404,708
6.90% due 11/9/2052	200,000	205,946

		2,443,794

Telecommunications — 0.6%
AT&T, Inc.
3.50% due 9/15/2053	500,000	308,930
5.40% due 2/15/2034	800,000	748,280

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
T-Mobile USA, Inc.
2.70% due 3/15/2032	$450,000	$351,036

		1,408,246

Toys, Games & Hobbies — 0.4%
Mattel, Inc.
3.75% due 4/1/2029(1)	1,100,000	957,275

		957,275

Transportation — 0.2%
Union Pacific Corp.
4.50% due 1/20/2033	100,000	92,960
4.95% due 5/15/2053	400,000	358,068

		451,028

Total Corporate Bonds & Notes (Cost $48,957,597)		47,099,067

Non–Agency Mortgage–Backed Securities — 10.4%
BANK
Series 2017-BNK5, Class AS
3.624% due 6/15/2060	2,500,000	2,249,246
Series 2019-BNK24, Class AS
3.283% due 11/15/2062(2)(3)	1,412,000	1,158,842
Series 2022-BNK43, Class B
5.327% due 8/15/2055(2)(3)	500,000	411,703
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(1)	1,200,000	1,085,775
Benchmark Mortgage Trust
Series 2019-B12, Class AS
3.419% due 8/15/2052	2,000,000	1,680,308
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-1A, Class A1
5.584% due 1/25/2036(1)(2)(3)	1,612,199	1,469,644
CHL Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
6.014% due 4/25/2035(2)(3)	571,140	514,026
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,000,000	894,568
Commercial Mortgage Trust
Series 2014-CR18, Class AM
4.103% due 7/15/2047	1,455,000	1,413,614
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.115% due 11/25/2041(1)(2)(3)	1,100,000	1,075,775
Series 2021-HQA4, Class M1
6.265% due 12/25/2041(1)(2)(3)	660,611	646,112
Series 2022-DNA1, Class M1A
6.315% due 1/25/2042(1)(2)(3)	587,067	581,533
Series 2022-HQA3, Class M1A
7.615% due 8/25/2042(1)(2)(3)	1,246,144	1,262,499
HarborView Mortgage Loan Trust
Series 2004-5, Class B1
4.315% due 6/19/2034(2)(3)	1,529,306	1,334,320
Home Equity Asset Trust
Series 2004-8, Class M5
7.034% due 3/25/2035(2)(3)	578,046	511,918

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Jackson Park Trust
Series 2019-LIC, Class B
2.914% due 10/14/2039(1)	$640,000	$512,169
JP Morgan Mortgage Trust
Series 2005-A4, Class B1
4.797% due 7/25/2035(2)(3)	1,078,382	1,003,882
MASTR Specialized Loan Trust
Series 2005-2, Class M4
6.742% due 7/25/2035(1)(2)(3)	901,537	910,725
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31% due 12/15/2051	800,000	736,077
Series 2020-L4, Class AS
2.88% due 2/15/2053	1,000,000	789,291
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.312% due 4/10/2043(1)(2)(3)	385,000	250,499
ONE Park Mortgage Trust
Series 2021-PARK, Class B
6.397% due 3/15/2036(1)(2)(3)	500,000	465,727
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	1,600,000	1,247,969
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)	750,000	664,524

Total Non–Agency Mortgage–Backed Securities (Cost $24,954,934)		22,870,746

Senior Secured Loans — 1.3%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
Term Loan B
9.131% (3 mo. USD Term SOFR + 3.50%) due 8/21/2026(2)	500,000	484,790

		484,790

Airlines — 0.5%
American Airlines, Inc.
2021 Term Loan
10.338% (3 mo. USD Term SOFR + 4.75%) due 4/20/2028(2)	500,000	514,500
Kestrel Bidco, Inc.
Term Loan B
8.405% (3 mo. USD Term SOFR + 3.00%) due 12/11/2026(2)	498,692	487,681

		1,002,181

Entertainment — 0.2%
Bally’s Corp.
2021 Term Loan B
8.838% (3 mo. USD Term SOFR + 3.25%) due 10/2/2028(2)	498,731	488,038

		488,038

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Lodging — 0.2%
Fertitta Entertainment LLC
2022 Term Loan B
9.316% (1 mo. USD Term SOFR + 4.00%) due 1/27/2029(2)	$498,734	$493,124

		493,124

Telecommunications — 0.2%
Intelsat Jackson Holdings SA
2021 Exit Term Loan B
9.783% (6 mo. USD SOFR + 4.25%) due 2/1/2029(2)	488,530	486,976

		486,976

Total Senior Secured Loans (Cost $2,973,533)		2,955,109

U.S. Government Agencies — 0.2%
Federal Home Loan Bank Discount Notes
2.719% due 10/2/2023(4)	400,000	399,941

Total U.S. Government Agencies (Cost $399,942)		399,941

U.S. Government Securities — 30.5%
U.S. Treasury Bonds
4.125% due 8/15/2053	11,600,000	10,534,250
4.375% due 8/15/2043	21,500,000	20,068,906
U.S. Treasury Notes
0.625% due 8/15/2030	3,800,000	2,916,500
3.875% due 8/15/2033	7,500,000	7,086,328
4.625% due 9/30/2028	14,000,000	14,008,008
5.00% due 9/30/2025	12,500,000	12,487,404

Total U.S. Government Securities (Cost $69,000,334)		67,101,396

	Shares	Value

Common Stocks — 0.0%
Media — 0.0%
Altice USA, Inc., Class A(5)	10,940	35,774

Total Common Stocks (Cost $125,181)		35,774

Exchange–Traded Funds — 1.7%
iShares MBS ETF	17,100	1,518,480
Vanguard Mortgage-Backed Securities ETF	53,100	2,324,718

Total Exchange–Traded Funds (Cost $4,082,793)		3,843,198

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $985,919, due 10/2/2023(6)	$985,788	$985,788

Total Repurchase Agreements (Cost $985,788)		985,788

Total Investments — 96.8% (Cost $221,921,971)		213,121,665

Assets in excess of other liabilities — 3.2%		6,994,219

Total Net Assets — 100.0%		$220,115,884

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $55,466,514, representing 25.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2023.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	Non–income–producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,113,300	$1,005,593

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	143	Long	$29,079,606	$28,987,664	$(91,942)
U.S. 5-Year Treasury Note	December 2023	155	Long	16,711,657	16,330,703	(380,954)
U.S. Long Bond	December 2023	12	Long	1,444,727	1,365,375	(79,352)
U.S. Ultra 10-Year Treasury Note	December 2023	23	Long	2,608,811	2,565,938	(42,873)

Total				$49,844,801	$49,249,680	$(595,121)

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 9/30/2023(8)	Notional Amount(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S40	4.58%	USD 25,325,000	6/20/2028	(5.00)%	Quarterly	$(352,324)	$(396,940)	$(44,616)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the buyer of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$26,891,163	$—	$26,891,163
Asset–Backed Securities	—	40,939,483	—	40,939,483
Corporate Bonds & Notes	—	47,099,067	—	47,099,067
Non–Agency Mortgage–Backed Securities	—	22,870,746	—	22,870,746
Senior Secured Loans	—	2,955,109	—	2,955,109
U.S. Government Agencies	—	399,941	—	399,941
U.S. Government Securities	—	67,101,396	—	67,101,396
Common Stocks	35,774	—	—	35,774
Exchange–Traded Funds	3,843,198	—	—	3,843,198
Repurchase Agreements	—	985,788	—	985,788

Total	$3,878,972	$209,242,693	$—	$213,121,665

Other Financial Instruments
Futures Contracts
Liabilities	$(595,121)	$—	$—	$(595,121)
Swap Contracts
Liabilities	—	(44,616)	—	(44,616)

Total	$(595,121)	$(44,616)	$—	$(639,737)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 11.7%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,052,921	$1,700,721
3.50% due 6/1/2052	3,718,617	3,196,731
4.00% due 10/1/2037	423,299	399,345
4.00% due 6/1/2052	693,315	618,008
4.50% due 9/1/2052	472,671	433,880
5.00% due 12/1/2052	1,233,328	1,163,408
Federal National Mortgage Association
2.50% due 1/1/2052	3,837,553	3,046,379
2.50% due 5/1/2052	2,627,610	2,085,913
3.00% due 7/1/2051	2,202,276	1,824,140
3.00% due 3/1/2052	3,327,860	2,754,517
3.00% due 5/1/2052	4,664,114	3,863,395
3.50% due 6/1/2052	4,287,757	3,689,863
3.50% due 10/1/2052	2,305,163	1,981,480
3.50% due 11/1/2052	2,211,097	1,901,062
4.00% due 12/1/2052	1,257,944	1,120,332

Total Agency Mortgage–Backed Securities (Cost $32,259,208)		29,779,174

Asset–Backed Securities — 21.8%
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.07% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	984,900
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR2
7.377% (3 mo. USD Term SOFR + 2.01%) due 1/28/2031(1)(2)	500,000	496,100
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.74% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,700,000	1,681,300
Ares XXXIIR CLO Ltd.
Series 2014-32RA, Class B
7.426% (3 mo. USD Term SOFR + 2.06%) due 5/15/2030(1)(2)	1,200,000	1,157,040
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
7.17% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	450,000	441,450
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(1)	1,380,000	1,313,471
Barings CLO Ltd.
Series 2020-1A, Class AR
6.72% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,550,000	1,539,815
Battalion CLO XX Ltd.
Series 2021-20A, Class D
8.67% (3 mo. USD Term SOFR + 3.36%) due 7/15/2034(1)(2)	2,000,000	1,790,416

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.338% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	$800,000	$792,320
BMW Vehicle Lease Trust
Series 2023-1, Class A3
5.16% due 11/25/2025	1,000,000	991,431
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class BR
7.588% (3 mo. USD Term SOFR + 2.26%) due 7/20/2029(1)(2)	3,000,000	2,910,000
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	1,400,000	1,313,094
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.863% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,191,373
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.219% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	800,000	789,840
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	1,031,625	859,246
Elmwood CLO IX Ltd.
Series 2021-2A, Class C
7.488% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	3,000,000	2,902,200
Ford Credit Auto Owner Trust
Series 2020-1, Class A
2.04% due 8/15/2031(1)	1,100,000	1,042,615
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class A
1.06% due 9/15/2027	1,500,000	1,366,782
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3
5.16% due 4/20/2026	1,140,000	1,128,421
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A3
0.38% due 8/18/2025	361,566	356,331
Gulf Stream Meridian 6 Ltd.
Series 2021-6A, Class A1
6.76% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,150,000	1,142,410
ICG U.S. CLO Ltd.
Series 2018-2A, Class B
7.357% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,300,000	1,282,390
Series 2022-1A, Class A1
6.866% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,491,300

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
KKR CLO 38 Ltd.
Series 38A, Class A1
6.628% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	$1,725,000	$1,706,486
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.169% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,285,570
Master Credit Card Trust
Series 2021-1A, Class A
0.53% due 11/21/2025(1)	1,590,000	1,535,659
Neuberger Berman CLO XVI-S Ltd.
Series 2017-16SA, Class BR
6.97% (3 mo. USD Term SOFR + 1.66%) due 4/15/2034(1)(2)	1,000,000	966,100
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2
7.107% (3 mo. USD Term SOFR + 1.76%) due 4/22/2029(1)(2)	1,100,000	1,088,340
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.63% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,500,000	1,489,800
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	550,000	541,532
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
8.72% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	995,500
Octagon Loan Funding Ltd.
Series 2014-1A, Class CRR
7.841% (3 mo. USD Term SOFR + 2.46%) due 11/18/2031(1)(2)	3,200,000	3,101,760
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR
7.538% (3 mo. USD Term SOFR + 2.21%) due 7/2/2035(1)(2)	3,000,000	2,939,100
Oscar U.S. Funding XIV LLC
Series 2022-1A, Class A2
1.60% due 3/10/2025(1)	276,683	274,937
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	800,000	794,784
Riserva CLO Ltd.
Series 2016-3A, Class CRR
7.372% (3 mo. USD Term SOFR + 2.06%) due 1/18/2034(1)(2)	3,000,000	2,863,200
Synchrony Card Funding LLC
Series 2022-A1, Class A
3.37% due 4/15/2028	1,190,000	1,146,311

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
TCW CLO Ltd.
Series 2021-1A, Class A
6.758% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	$1,650,000	$1,629,210
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.288% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,720,000	1,695,920
Trinitas CLO XVI Ltd.
Series 2021-16A, Class A1
6.768% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	800,000	788,480
Voya CLO Ltd.
Series 2016-3A, Class A3R
7.322% (3 mo. USD Term SOFR + 2.01%) due 10/18/2031(1)(2)	955,000	943,540
World Omni Auto Receivables Trust
Series 2022-C, Class A2
3.73% due 3/16/2026	927,795	920,122

Total Asset–Backed Securities (Cost $56,995,325)		55,670,596

Corporate Bonds & Notes — 20.8%
Aerospace & Defense — 0.3%
Lockheed Martin Corp.
4.75% due 2/15/2034	600,000	568,134
5.20% due 2/15/2055	300,000	277,503

		845,637

Agriculture — 0.2%
BAT Capital Corp.
6.343% due 8/2/2030	600,000	590,928

		590,928

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	1,200,000	1,068,372
5.55% due 1/23/2049	400,000	384,132

		1,452,504

Biotechnology — 0.1%
Gilead Sciences, Inc.
5.25% due 10/15/2033	350,000	341,870

		341,870

Chemicals — 0.2%
Nutrien Ltd.
2.95% due 5/13/2030	500,000	417,675

		417,675

Commercial Banks — 5.2%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	3,400,000	3,131,944

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Barclays PLC
2.645% (2.645% fixed rate until 6/24/2030; 1 yr. CMT + 1.90% thereafter) due 6/24/2031(2)	$400,000	$309,044
4.972% (4.972% fixed rate until 5/16/2028; SOFR + 2.25% thereafter) due 5/16/2029(2)	500,000	467,315
BNP Paribas SA
2.159% (2.159% fixed rate until 9/15/2028; SOFR + 1.22% thereafter) due 9/15/2029(1)(2)	800,000	659,216
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	2,200,000	1,916,046
Discover Bank
5.974% (5 yr. USD Swap + 1.73%) due 8/9/2028(2)	400,000	365,568
Fifth Third Bank NA
2.25% due 2/1/2027	1,800,000	1,576,188
Huntington Bancshares, Inc.
6.208% (6.208% fixed rate until 8/21/2028; SOFR + 2.02% thereafter) due 8/21/2029(2)	500,000	489,540
Huntington National Bank
4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	700,000	653,884
JPMorgan Chase & Co.
1.578% (1.578% fixed rate until 4/22/2026; SOFR + 0.89% thereafter) due 4/22/2027(2)	1,100,000	981,178
Morgan Stanley
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	1,200,000	1,156,128
5.424% (5.424% fixed rate until 7/21/2033; SOFR + 1.88% thereafter) due 7/21/2034(2)	300,000	283,407
NatWest Group PLC
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(2)	1,400,000	1,357,930

		13,347,388

Commercial Services — 0.2%
S&P Global, Inc.
5.25% due 9/15/2033(1)	400,000	390,056

		390,056

Computers — 0.5%
Apple, Inc.
2.65% due 2/8/2051	100,000	60,670

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Computers — (continued)
3.25% due 8/8/2029	$1,000,000	$912,180
3.35% due 8/8/2032	400,000	352,448

		1,325,298

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% due 10/29/2028	1,500,000	1,284,240
Air Lease Corp.
5.30% due 2/1/2028	600,000	579,954
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; SOFR + 2.01% thereafter) due 8/24/2034(2)	300,000	291,216
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	500,000	489,195
Mastercard, Inc.
4.85% due 3/9/2033	400,000	385,224

		3,029,829

Electric — 1.7%
Alabama Power Co.
3.94% due 9/1/2032	550,000	484,467
Duke Energy Carolinas LLC
4.95% due 1/15/2033	500,000	475,580
Duke Energy Corp.
3.50% due 6/15/2051	450,000	290,704
5.00% due 8/15/2052	200,000	166,016
Eversource Energy
5.125% due 5/15/2033	500,000	465,835
Exelon Corp.
5.60% due 3/15/2053	200,000	182,068
PPL Electric Utilities Corp.
5.00% due 5/15/2033	200,000	190,608
5.25% due 5/15/2053	400,000	364,244
Public Service Electric & Gas Co.
4.65% due 3/15/2033	600,000	563,772
5.45% due 8/1/2053	100,000	95,119
Southern Co.
5.70% due 3/15/2034	500,000	491,195
Wisconsin Public Service Corp.
2.85% due 12/1/2051	150,000	87,557
Xcel Energy, Inc.
5.45% due 8/15/2033	500,000	477,485

		4,334,650

Electronics — 0.2%
Honeywell International, Inc.
1.95% due 6/1/2030	500,000	404,150

		404,150

Environmental Control — 0.4%
Waste Management, Inc.
4.15% due 4/15/2032	1,100,000	1,001,231

		1,001,231

Food — 0.4%
Kroger Co.
1.70% due 1/15/2031	650,000	488,865
Pilgrim’s Pride Corp.
3.50% due 3/1/2032	700,000	541,877

		1,030,742

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Gas — 0.1%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	$200,000	$192,516

		192,516

Healthcare-Services — 0.5%
Elevance Health, Inc.
4.75% due 2/15/2033	600,000	558,432
5.125% due 2/15/2053	100,000	88,712
UnitedHealth Group, Inc.
4.20% due 5/15/2032	600,000	546,762
5.875% due 2/15/2053	200,000	200,802

		1,394,708

Insurance — 1.2%
Athene Holding Ltd.
3.50% due 1/15/2031	450,000	365,998
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	1,410,000	1,209,202
MetLife, Inc.
5.25% due 1/15/2054	300,000	267,339
5.375% due 7/15/2033	500,000	480,320
Progressive Corp.
4.95% due 6/15/2033	700,000	665,490
Prudential Financial, Inc.
3.70% due 3/13/2051	100,000	69,497
5.75% due 7/15/2033	100,000	100,820

		3,158,666

Machinery-Diversified — 0.2%
John Deere Capital Corp.
Series I
5.15% due 9/8/2033	400,000	391,220

		391,220

Media — 0.1%
Comcast Corp.
1.95% due 1/15/2031	400,000	312,756

		312,756

Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.
4.00% due 6/14/2049	100,000	76,015
4.50% due 9/15/2029	500,000	472,760

		548,775

Oil & Gas — 0.8%
BP Capital Markets America, Inc.
3.06% due 6/17/2041	450,000	310,626
4.812% due 2/13/2033	700,000	655,592
Cenovus Energy, Inc.
2.65% due 1/15/2032	300,000	233,151
Occidental Petroleum Corp.
7.50% due 5/1/2031	700,000	740,250

		1,939,619

Oil & Gas Services — 0.2%
Schlumberger Investment SA
4.85% due 5/15/2033	600,000	565,884

		565,884

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — 1.7%
AbbVie, Inc.
3.20% due 11/21/2029	$800,000	$705,832
4.55% due 3/15/2035	600,000	545,766
CVS Health Corp.
5.30% due 6/1/2033	1,000,000	947,400
5.875% due 6/1/2053	500,000	462,850
Pfizer Investment Enterprises Pte. Ltd.
4.75% due 5/19/2033	1,400,000	1,326,640
5.30% due 5/19/2053	300,000	278,634

		4,267,122

Pipelines — 0.7%
Cheniere Energy Partners LP
5.95% due 6/30/2033(1)	900,000	868,095
Energy Transfer LP
3.75% due 5/15/2030	500,000	435,885
Western Midstream Operating LP
6.15% due 4/1/2033	600,000	579,096

		1,883,076

Real Estate Investment Trusts — 0.5%
American Tower Corp.
5.65% due 3/15/2033	500,000	480,175
Extra Space Storage LP
5.50% due 7/1/2030	800,000	774,072

		1,254,247

Retail — 0.4%
Lowe’s Cos., Inc.
5.15% due 7/1/2033	900,000	855,441
5.625% due 4/15/2053	100,000	90,897

		946,338

Semiconductors — 0.4%
Intel Corp.
5.20% due 2/10/2033	600,000	580,740
Marvell Technology, Inc.
5.95% due 9/15/2033	400,000	393,316

		974,056

Software — 0.9%
Microsoft Corp.
2.921% due 3/17/2052	800,000	524,896
3.30% due 2/6/2027	900,000	853,848
Oracle Corp.
5.55% due 2/6/2053	200,000	175,290
6.25% due 11/9/2032	600,000	607,062
6.90% due 11/9/2052	200,000	205,946

		2,367,042

Telecommunications — 0.7%
AT&T, Inc.
3.50% due 9/15/2053	500,000	308,930
5.40% due 2/15/2034	1,100,000	1,028,885
T-Mobile USA, Inc.
2.70% due 3/15/2032	500,000	390,040

		1,727,855

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Toys, Games & Hobbies — 0.5%
Mattel, Inc.
3.75% due 4/1/2029(1)	$1,600,000	$1,392,400

		1,392,400

Transportation — 0.5%
Union Pacific Corp.
3.95% due 9/10/2028	300,000	282,948
4.50% due 1/20/2033	500,000	464,800
4.95% due 5/15/2053	500,000	447,585

		1,195,333

Total Corporate Bonds & Notes (Cost $55,623,919)		53,023,571

Non–Agency Mortgage–Backed Securities — 8.5%
BANK
Series 2019-BNK24, Class AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,159,663
Series 2022-BNK43, Class B
5.327% due 8/15/2055(2)(3)	500,000	411,703
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(1)	2,500,000	2,262,031
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5
3.855% due 5/10/2047	1,330,000	1,311,937
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,006,389
Commercial Mortgage Trust
Series 2014-CR18, Class AM
4.103% due 7/15/2047	1,550,000	1,505,912
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.115% due 11/25/2041(1)(2)(3)	1,300,000	1,271,370
Series 2021-HQA4, Class M1
6.265% due 12/25/2041(1)(2)(3)	752,594	736,077
Series 2022-DNA1, Class M1A
6.315% due 1/25/2042(1)(2)(3)	662,332	656,089
Series 2022-HQA3, Class M1A
7.615% due 8/25/2042(1)(2)(3)	1,375,055	1,393,102
Grace Trust
Series 2020-GRCE, Class C
2.769% due 12/10/2040(1)(2)(3)	1,100,000	812,864
Jackson Park Trust
Series 2019-LIC, Class B
2.914% due 10/14/2039(1)	680,000	544,180
Life Mortgage Trust
Series 2021-BMR, Class C
6.547% due 3/15/2038(1)(2)(3)	1,474,455	1,429,587
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31% due 12/15/2051	900,000	828,087
Series 2020-L4, Class AS
2.88% due 2/15/2053	750,000	591,968
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.312% due 4/10/2043(1)(2)(3)	580,000	377,375
ONE Park Mortgage Trust
Series 2021-PARK, Class B
6.397% due 3/15/2036(1)(2)(3)	500,000	465,727
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	1,800,000	1,403,965

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)	$1,250,000	$1,107,539
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194% due 8/17/2036(1)(2)(3)	2,000,000	1,777,134
Series 2021-SAVE, Class A
6.598% due 2/15/2040(1)(2)(3)	744,439	704,463

Total Non–Agency Mortgage–Backed Securities (Cost $24,483,748)		21,757,162

U.S. Government Agencies — 0.2%
Federal Home Loan Bank Discount Notes
2.719% due 10/2/2023(4)	500,000	499,926

Total U.S. Government Agencies (Cost $499,928)		499,926

U.S. Government Securities — 32.5%
U.S. Treasury Bonds
4.125% due 8/15/2053	13,600,000	12,350,500
4.375% due 8/15/2043	25,600,000	23,896,000
U.S. Treasury Notes
3.875% due 8/15/2033	8,000,000	7,558,750
4.625% due 9/30/2028	22,500,000	22,512,870
5.00% due 9/30/2025	16,500,000	16,483,373

Total U.S. Government Securities (Cost $84,974,740)		82,801,493

	Shares	Value

Exchange–Traded Funds — 1.7%
iShares MBS ETF	20,500	1,820,400
Vanguard Mortgage-Backed Securities ETF	60,000	2,626,800

Total Exchange–Traded Funds (Cost $4,724,266)		4,447,200

	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $973,358, due 10/2/2023(5)	$973,228	973,228

Total Repurchase Agreements (Cost $973,228)		973,228

Total Investments — 97.6% (Cost $260,534,362)		248,952,350

Assets in excess of other liabilities — 2.4%		6,242,722

Total Net Assets — 100.0%		$255,195,072

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $66,157,842, representing 25.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2023.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,099,100	$992,767

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	167	Long	$33,974,147	$33,852,727	$(121,420)
U.S. 5-Year Treasury Note	December 2023	180	Long	19,361,358	18,964,687	(396,671)
U.S. Ultra 10-Year Treasury Note	December 2023	36	Long	4,123,057	4,016,250	(106,807)

Total				$57,458,562	$56,833,664	$(624,898)

Centrally cleared credit default swap agreements — buy protection(6):

Reference Entity	Implied Credit Spread at 9/30/2023(7)	Notional Amount(8)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S40	4.58%	USD	20,200,000	6/20/2028	(5.00)%	Quarterly	$(227,119)	$(316,612)	$(89,493)

(6)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the buyer of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(7)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(8)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$29,779,174	$—	$29,779,174
Asset–Backed Securities	—	55,670,596	—	55,670,596
Corporate Bonds & Notes	—	53,023,571	—	53,023,571
Non–Agency Mortgage–Backed Securities	—	21,757,162	—	21,757,162
U.S. Government Agencies	—	499,926	—	499,926
U.S. Government Securities	—	82,801,493	—	82,801,493
Exchange–Traded Funds	4,447,200	—	—	4,447,200
Repurchase Agreements	—	973,228	—	973,228

Total	$4,447,200	$244,505,150	$—	$248,952,350

Other Financial Instruments
Futures Contracts
Liabilities	$(624,898)	$—	$—	$(624,898)
Swap Contracts
Liabilities	—	(89,493)	—	(89,493)

Total	$(624,898)	$(89,493)	$—	$(714,391)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 37.6%
Fannie Mae ACES
Series 2019-M4, Class A2
3.61% due 2/25/2031	$7,458,099	$6,714,751
Series 2021-M4, Class A2
1.513% due 2/25/2031(1)(2)	1,000,000	771,566
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2037	1,742,824	1,535,476
3.00% due 4/1/2052	2,862,501	2,371,409
3.50% due 11/1/2052	3,160,403	2,717,749
4.00% due 10/1/2052	2,768,980	2,466,498
4.50% due 2/1/2053	1,587,486	1,457,204
5.00% due 12/1/2052	3,794,856	3,579,717
5.50% due 6/1/2053	1,575,551	1,522,868
6.00% due 8/1/2053	1,598,051	1,578,043
Federal National Mortgage Association
2.00% due 6/1/2037	1,954,394	1,674,667
2.00% due 9/1/2037	1,854,845	1,589,367
2.50% due 10/1/2037	22,750	20,043
2.50% due 11/1/2037	880,316	775,583
2.50% due 1/1/2052	2,034,459	1,615,022
2.50% due 3/1/2052	1,958,925	1,555,082
2.50% due 4/1/2052	1,916,952	1,524,356
2.50% due 5/1/2052	1,928,382	1,533,446
2.50% due 7/1/2052	7,528,209	5,976,226
3.00% due 11/1/2037	1,114,947	1,007,889
3.00% due 7/1/2051	1,585,639	1,313,381
3.00% due 3/1/2052	754,719	625,239
3.00% due 4/1/2052	963,895	798,137
3.00% due 11/1/2052	4,382,858	3,627,875
3.50% due 10/1/2052	1,728,872	1,486,110
3.50% due 11/1/2052	3,364,712	2,892,921
4.50% due 9/1/2052	1,053,617	967,329
4.50% due 2/1/2053	1,587,068	1,456,820
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K048, Class A2
3.284% due 6/25/2025(1)(2)	2,045,000	1,972,863
Series K078, Class A2
3.854% due 6/25/2028	600,000	567,727
Series K082, Class A2
3.92% due 9/25/2028(1)(2)	3,385,000	3,203,477
Series K102, Class A2
2.537% due 10/25/2029	2,000,000	1,728,213
Series K104, Class A2
2.253% due 1/25/2030	1,950,000	1,648,040
Series K123, Class A2
1.621% due 12/25/2030	465,000	365,636
Series K124, Class A2
1.658% due 12/25/2030	4,200,000	3,303,701
Series K730, Class A2
3.59% due 1/25/2025(1)(2)	3,701,679	3,607,673

Total Agency Mortgage–Backed Securities (Cost $77,803,003)		71,552,104

Asset–Backed Securities — 7.3%
AmeriCredit Automobile Receivables Trust
Series 2019-2, Class C
2.74% due 4/18/2025	81,335	81,214
Series 2021-1, Class B
0.68% due 10/19/2026	1,270,000	1,241,574
Barings CLO Ltd.
Series 2020-1A, Class AR
6.72% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(2)(3)	1,100,000	1,092,772

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.338% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(2)(3)	$600,000	$594,240
BMW Vehicle Lease Trust
Series 2023-1, Class A3
5.16% due 11/25/2025	1,000,000	991,431
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.863% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(2)(3)	1,200,000	1,191,373
Ford Credit Auto Lease Trust
Series 2021-B, Class A3
0.37% due 10/15/2024	62,568	62,451
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3
5.16% due 4/20/2026	810,000	801,773
Gulf Stream Meridian 6 Ltd.
Series 2021-6A, Class A1
6.76% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(2)(3)	1,000,000	993,400
Honda Auto Receivables Owner Trust
Series 2021-2, Class A3
0.33% due 8/15/2025	874,343	853,147
KKR CLO 38 Ltd.
Series 38A, Class A1
6.628% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(2)(3)	1,250,000	1,236,584
NextGear Floorplan Master Owner Trust
Series 2022-1A, Class A2
2.80% due 3/15/2027(3)	1,750,000	1,669,434
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(3)	600,000	596,088
Santander Retail Auto Lease Trust
Series 2021-C, Class A3
0.50% due 3/20/2025(3)	263,970	262,563
Voya CLO Ltd.
Series 2016-3A, Class A3R
7.322% (3 mo. USD Term SOFR + 2.01%) due 10/18/2031(2)(3)	925,000	913,900
World Omni Auto Receivables Trust
Series 2023-A, Class A2A
5.18% due 7/15/2026	1,365,377	1,359,234

Total Asset–Backed Securities (Cost $14,036,739)		13,941,178

Non–Agency Mortgage–Backed Securities — 4.8%
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(3)	1,000,000	904,812
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5
3.855% due 5/10/2047	1,700,000	1,676,912

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Series 2019-PRM, Class B
3.644% due 5/10/2036(3)	$1,309,824	$1,303,180
Commercial Mortgage Trust
Series 2014-UBS3, Class A4
3.819% due 6/10/2047	1,550,000	1,521,043
Series 2015-CR23, Class A4
3.497% due 5/10/2048	2,500,000	2,394,013
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A
2.835% due 8/10/2038(3)	600,000	542,434
ONE Park Mortgage Trust
Series 2021-PARK, Class A
6.147% due 3/15/2036(1)(2)(3)	500,000	474,014
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
6.598% due 2/15/2040(1)(2)(3)	400,852	379,326

Total Non–Agency Mortgage–Backed Securities (Cost $9,727,035)		9,195,734

U.S. Government Agencies — 0.5%
Federal Home Loan Bank Discount Notes
2.719% due 10/2/2023(4)	1,000,000	999,853

Total U.S. Government Agencies (Cost $999,855)		999,853

U.S. Government Securities — 41.9%
U.S. Treasury Bonds
4.375% due 8/15/2043	2,600,000	2,426,938
U.S. Treasury Inflation-Indexed Notes
0.125% due 4/15/2027	552,131	506,903
U.S. Treasury Notes
3.875% due 8/15/2033	8,300,000	7,842,203
4.625% due 9/30/2028	34,500,000	34,519,734
5.00% due 9/30/2025	34,500,000	34,465,234

Total U.S. Government Securities (Cost $80,183,368)		79,761,012

	Shares	Value

Exchange–Traded Funds — 6.6%
iShares MBS ETF	40,000	3,552,000
Vanguard Mortgage-Backed Securities ETF	203,100	8,891,718

Total Exchange–Traded Funds (Cost $13,004,999)		12,443,718

	Principal Amount	Value
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $992,908, due 10/2/2023(5)	$992,776	992,776

Total Repurchase Agreements (Cost $992,776)		992,776

Total Investments — 99.2% (Cost $196,747,775)		188,886,375

Assets in excess of other liabilities — 0.8%		1,506,335

Total Net Assets — 100.0%		$190,392,710

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2023.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $12,154,120, representing 6.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,121,100	$1,012,638

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	64	Long	$13,154,246	$12,973,500	$(180,746)
U.S. 5-Year Treasury Note	December 2023	5	Long	531,852	526,797	(5,055)
U.S. Ultra 10-Year Treasury Note	December 2023	47	Long	5,395,687	5,243,438	(152,249)

Total				$19,081,785	$18,743,735	$(338,050)

Centrally cleared credit default swap agreements — buy protection(6):

Reference Entity	Implied Credit Spread at 9/30/2023(7)	Notional Amount(8)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.IG.S40	0.68%	USD 20,400,000	6/20/2028	(1.00)%	Quarterly	$(226,500)	$(269,807)	$(43,307)

(6)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(7)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(8)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America Investment Grade Index.

Legend:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$71,552,104	$—	$71,552,104
Asset–Backed Securities	—	13,941,178	—	13,941,178
Non–Agency Mortgage–Backed Securities	—	9,195,734	—	9,195,734
U.S. Government Agencies	—	999,853	—	999,853
U.S. Government Securities	—	79,761,012	—	79,761,012
Exchange–Traded Funds	12,443,718	—	—	12,443,718
Repurchase Agreements	—	992,776	—	992,776

Total	$12,443,718	$176,442,657	$—	$188,886,375

Other Financial Instruments
Futures Contracts
Liabilities	$(338,050)	$—	$—	$(338,050)
Swap Contracts
Liabilities	—	(43,307)	—	(43,307)

Total	$(338,050)	$(43,307)	$—	$(381,357)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 99.8%
Aerospace & Defense — 1.1%
Boeing Co.(1)	3,980	$762,886
General Dynamics Corp.	2,301	508,452
Howmet Aerospace, Inc.	7,932	366,855
RTX Corp.	2,698	194,175

		1,832,368

Automobile Components — 0.3%
Aptiv PLC(1)	4,556	449,176

		449,176

Banks — 3.3%
First Interstate BancSystem, Inc., Class A	7,091	176,850
JPMorgan Chase & Co.	17,956	2,603,979
M&T Bank Corp.	4,134	522,744
PNC Financial Services Group, Inc.	5,922	727,044
Regions Financial Corp.	24,093	414,400
United Community Banks, Inc.	6,657	169,154
Wells Fargo & Co.	15,483	632,635

		5,246,806

Beverages — 1.6%
Coca-Cola Co.	4,477	250,622
Coca-Cola Europacific Partners PLC	6,031	376,817
Constellation Brands, Inc., Class A	1,509	379,257
PepsiCo, Inc.	8,809	1,492,597

		2,499,293

Biotechnology — 2.2%
AbbVie, Inc.	12,589	1,876,516
Vertex Pharmaceuticals, Inc.(1)	4,909	1,707,056

		3,583,572

Broadline Retail — 3.4%
Amazon.com, Inc.(1)	42,596	5,414,803

		5,414,803

Building Products — 0.8%
AZEK Co., Inc.(1)	10,986	326,724
Johnson Controls International PLC	10,173	541,305
Masco Corp.	8,788	469,719

		1,337,748

Capital Markets — 3.6%
Cboe Global Markets, Inc.	1,144	178,704
Charles Schwab Corp.	10,633	583,752
CME Group, Inc.	3,210	642,706
Invesco Ltd.	35,899	521,253
KKR & Co., Inc.	11,783	725,833
Moody’s Corp.	2,100	663,957
Morgan Stanley	11,485	937,980
Morningstar, Inc.	4,274	1,001,142
Northern Trust Corp.	3,462	240,540
Raymond James Financial, Inc.	3,216	322,983

		5,818,850

Chemicals — 2.7%
Air Products & Chemicals, Inc.	2,120	600,808
Chemours Co.	14,902	418,001
Corteva, Inc.	7,404	378,789
DuPont de Nemours, Inc.	7,158	533,915
Eastman Chemical Co.	6,273	481,265
Element Solutions, Inc.	9,181	180,039
International Flavors & Fragrances, Inc.	3,023	206,078
Linde PLC	1,986	739,487

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
Sherwin-Williams Co.	1,939	$494,542
Tronox Holdings PLC	27,454	368,982

		4,401,906

Commercial Services & Supplies — 0.5%
GFL Environmental, Inc.	26,913	854,757

		854,757

Communications Equipment — 0.3%
Motorola Solutions, Inc.	1,762	479,687

		479,687

Construction & Engineering — 0.3%
API Group Corp.(1)	17,931	464,951

		464,951

Construction Materials — 0.6%
Summit Materials, Inc., Class A(1)	18,225	567,527
Vulcan Materials Co.	1,604	324,040

		891,567

Consumer Finance — 0.4%
American Express Co.	4,010	598,252

		598,252

Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.	4,778	505,513
Dollar Tree, Inc.(1)	4,025	428,461
Target Corp.	7,397	817,886

		1,751,860

Containers & Packaging — 0.2%
Crown Holdings, Inc.	3,155	279,154

		279,154

Distributors — 0.2%
LKQ Corp.	7,499	371,275

		371,275

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(1)	1,971	230,370

		230,370

Diversified REITs — 0.4%
Broadstone Net Lease, Inc.	20,926	299,242
Empire State Realty Trust, Inc., Class A	38,517	309,676

		608,918

Electric Utilities — 2.0%
Constellation Energy Corp.	2,733	298,116
Duke Energy Corp.	4,636	409,173
Evergy, Inc.	2,458	124,621
Exelon Corp.	8,202	309,953
NextEra Energy, Inc.	11,773	674,475
PG&E Corp.(1)	53,544	863,665
Xcel Energy, Inc.	7,959	455,414

		3,135,417

Electrical Equipment — 1.9%
AMETEK, Inc.	4,905	724,763
Eaton Corp. PLC	6,269	1,337,052
nVent Electric PLC	5,584	295,896
Regal Rexnord Corp.	2,367	338,197

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
Sensata Technologies Holding PLC	8,631	$326,425

		3,022,333

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	5,170	434,228
TE Connectivity Ltd.	1,683	207,901
Zebra Technologies Corp., Class A(1)	1,249	295,426

		937,555

Energy Equipment & Services — 0.6%
Schlumberger NV	9,112	531,230
TechnipFMC PLC	16,963	345,027

		876,257

Entertainment — 1.7%
Electronic Arts, Inc.	5,642	679,297
Spotify Technology SA(1)	2,999	463,765
Take-Two Interactive Software, Inc.(1)	3,548	498,104
Vivid Seats, Inc., Class A(1)	23,691	152,096
Walt Disney Co.(1)	12,103	980,948

		2,774,210

Financial Services — 2.8%
Block, Inc.(1)	4,571	202,313
Fidelity National Information Services, Inc.	5,218	288,399
Fiserv, Inc.(1)	3,871	437,268
Flywire Corp.(1)	9,779	311,852
Visa, Inc., Class A	12,318	2,833,263
Voya Financial, Inc.	6,131	407,405

		4,480,500

Food Products — 1.2%
Archer-Daniels-Midland Co.	5,617	423,634
J.M. Smucker Co.	2,628	323,008
Mondelez International, Inc., Class A	15,788	1,095,687
Oatly Group AB, ADR(1)	64,262	57,585

		1,899,914

Gas Utilities — 0.5%
Southwest Gas Holdings, Inc.	13,082	790,284

		790,284

Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd.	10,899	810,994
Saia, Inc.(1)	1,458	581,232
Union Pacific Corp.	4,486	913,484

		2,305,710

Health Care Equipment & Supplies — 4.0%
Becton Dickinson & Co.	5,738	1,483,445
Boston Scientific Corp.(1)	27,836	1,469,741
Masimo Corp.(1)	4,428	388,247
Medtronic PLC	19,769	1,549,099
QuidelOrtho Corp.(1)	5,592	408,440
STERIS PLC	5,087	1,116,189

		6,415,161

Health Care Providers & Services — 2.3%
Cigna Group	7,096	2,029,953
Encompass Health Corp.	8,348	560,652
McKesson Corp.	2,691	1,170,181

		3,760,786

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	2,489	$506,387

		506,387

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.(1)	234	721,644
International Game Technology PLC	11,515	349,135
Las Vegas Sands Corp.	2,263	103,736
Marriott International, Inc., Class A	2,846	559,410
Starbucks Corp.	18,557	1,693,697
Wendy’s Co.	28,476	581,195

		4,008,817

Household Products — 0.8%
Colgate-Palmolive Co.	8,474	602,586
Procter & Gamble Co.	5,102	744,178

		1,346,764

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	6,258	1,156,103

		1,156,103

Industrial REITs — 0.1%
Prologis, Inc.	1,440	161,582

		161,582

Insurance — 3.5%
Aon PLC, Class A	4,894	1,586,733
Arthur J Gallagher & Co.	4,588	1,045,743
Assurant, Inc.	1,867	268,064
Chubb Ltd.	4,890	1,018,000
Hartford Financial Services Group, Inc.	6,629	470,062
MetLife, Inc.	6,818	428,920
Reinsurance Group of America, Inc.	2,078	301,705
Willis Towers Watson PLC	2,486	519,475

		5,638,702

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(1)	46,718	6,113,518
Meta Platforms, Inc., Class A(1)	9,591	2,879,314

		8,992,832

IT Services — 0.4%
Accenture PLC, Class A	1,023	314,173
Gartner, Inc.(1)	934	320,932

		635,105

Leisure Products — 0.2%
Hasbro, Inc.	4,003	264,758

		264,758

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	4,928	551,049
ICON PLC(1)	3,045	749,831
Maravai LifeSciences Holdings, Inc., Class A(1)	51,346	513,460

		1,814,340

Machinery — 1.3%
Dover Corp.	3,046	424,947
Flowserve Corp.	4,526	179,999
Ingersoll Rand, Inc.	6,455	411,313
PACCAR, Inc.	5,435	462,084
Westinghouse Air Brake Technologies Corp.	5,193	551,860

		2,030,203

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 1.3%
Altice USA, Inc., Class A(1)	45,810	$149,799
Cable One, Inc.	1,230	757,237
Liberty Broadband Corp., Class C(1)	9,364	855,120
Omnicom Group, Inc.	3,518	262,021

		2,024,177

Multi-Utilities — 0.1%
Dominion Energy, Inc.	3,009	134,412

		134,412

Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy, Inc.	2,365	392,495
ConocoPhillips	9,366	1,122,047
Diamondback Energy, Inc.	4,935	764,333
Exxon Mobil Corp.	28,068	3,300,235
Hess Corp.	3,423	523,719
Phillips 66	3,404	408,991
Valero Energy Corp.	2,676	379,216

		6,891,036

Personal Care Products — 0.5%
Kenvue, Inc.	38,974	782,598

		782,598

Pharmaceuticals — 4.0%
Eli Lilly & Co.	4,456	2,393,451
Johnson & Johnson	10,087	1,571,050
Pfizer, Inc.	45,326	1,503,463
Zoetis, Inc.	5,728	996,558

		6,464,522

Professional Services — 3.6%
Dun & Bradstreet Holdings, Inc.	155,171	1,550,158
Insperity, Inc.	6,964	679,687
Jacobs Solutions, Inc.	5,072	692,328
Leidos Holdings, Inc.	10,648	981,320
TriNet Group, Inc.(1)	7,296	849,838
Verisk Analytics, Inc.	2,546	601,467
WNS Holdings Ltd., ADR(1)	5,581	382,075

		5,736,873

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.(1)	1,310	184,946

		184,946

Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,126	193,379
Sun Communities, Inc.	2,692	318,572

		511,951

Retail REITs — 0.2%
Spirit Realty Capital, Inc.	10,240	343,347

		343,347

Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(1)	6,970	716,655
Analog Devices, Inc.	5,694	996,962
Applied Materials, Inc.	9,387	1,299,630
Broadcom, Inc.	2,756	2,289,079
Enphase Energy, Inc.(1)	1,418	170,373
Lam Research Corp.	1,842	1,154,510
Marvell Technology, Inc.	18,205	985,437
Monolithic Power Systems, Inc.	934	431,508

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
NVIDIA Corp.	2,850	$1,239,722
NXP Semiconductors NV	4,438	887,245

		10,171,121

Software — 10.9%
Autodesk, Inc.(1)	2,831	585,762
Cadence Design Systems, Inc.(1)	5,256	1,231,481
Check Point Software Technologies Ltd.(1)	1,796	239,371
Datadog, Inc., Class A(1)	4,112	374,562
Microsoft Corp.	34,970	11,041,778
Nice Ltd., ADR(1)	2,186	371,620
Rapid7, Inc.(1)	9,867	451,711
Salesforce, Inc.(1)	7,352	1,490,839
ServiceNow, Inc.(1)	2,294	1,282,254
Tyler Technologies, Inc.(1)	1,031	398,110

		17,467,488

Specialized REITs — 1.4%
Equinix, Inc.	760	551,957
Extra Space Storage, Inc.	2,574	312,947
Rayonier, Inc.	28,232	803,483
SBA Communications Corp.	2,642	528,849

		2,197,236

Specialty Retail — 1.8%
Burlington Stores, Inc.(1)	2,198	297,389
Home Depot, Inc.	6,368	1,924,155
Ross Stores, Inc.	6,449	728,415

		2,949,959

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	41,349	7,079,362
Seagate Technology Holdings PLC	13,966	921,058

		8,000,420

Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	867	445,716
VF Corp.	19,047	336,561

		782,277

Tobacco — 0.5%
Philip Morris International, Inc.	8,265	765,174

		765,174

Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.(1)	4,931	690,587

		690,587

Total Common Stocks (Cost $153,114,919)		160,167,157

	Principal Amount	Value
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $715,050, due 10/2/2023(2)	$714,955	714,955

Total Repurchase Agreements (Cost $714,955)		714,955

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2023 (unaudited)	Value
Total Investments — 100.2% (Cost $153,829,874)	$160,882,112

Liabilities in excess of other assets — (0.2)%	(348,447)

Total Net Assets — 100.0%	$160,533,665

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$807,400	$729,287

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$160,167,157	$—	$—	$160,167,157
Repurchase Agreements	—	714,955	—	714,955

Total	$160,167,157	$714,955	$—	$160,882,112

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 64.7%
Aerospace & Defense — 1.3%
Boeing Co.(1)	2,913	$558,364
General Dynamics Corp.	4,051	895,149
Lockheed Martin Corp.	1,636	669,059
RTX Corp.	8,257	594,256

		2,716,828

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	5,002	430,822

		430,822

Automobiles — 0.2%
Ford Motor Co.	11,064	137,415
Tesla, Inc.(1)	1,516	379,333

		516,748

Banks — 1.6%
JPMorgan Chase & Co.	17,797	2,580,921
Wells Fargo & Co.	20,068	819,978

		3,400,899

Beverages — 1.5%
Constellation Brands, Inc., Class A	5,473	1,375,529
Monster Beverage Corp.(1)	33,660	1,782,297

		3,157,826

Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.(1)	320	56,672
Apellis Pharmaceuticals, Inc.(1)	878	33,399
Ascendis Pharma AS, ADR(1)	708	66,297
Biogen, Inc.(1)	866	222,571
Bridgebio Pharma, Inc.(1)	1,411	37,208
Celldex Therapeutics, Inc.(1)	1,320	36,326
Crinetics Pharmaceuticals, Inc.(1)	1,405	41,785
Cytokinetics, Inc.(1)	3,895	114,747
Genmab AS, ADR(1)	1,782	62,851
Gilead Sciences, Inc.	1,912	143,285
Immunocore Holdings PLC, ADR(1)	900	46,710
ImmunoGen, Inc.(1)	3,250	51,578
Karuna Therapeutics, Inc.(1)	657	111,092
Moderna, Inc.(1)	650	67,138
Prothena Corp. PLC(1)	424	20,458
PTC Therapeutics, Inc.(1)	1,011	22,657
Regeneron Pharmaceuticals, Inc.(1)	416	342,351
REVOLUTION Medicines, Inc.(1)	1,674	46,336
Roivant Sciences Ltd.(1)	3,269	38,182
Sage Therapeutics, Inc.(1)	2,831	58,262
Sarepta Therapeutics, Inc.(1)	502	60,852
United Therapeutics Corp.(1)	271	61,211
Vaxcyte, Inc.(1)	752	38,337
Vertex Pharmaceuticals, Inc.(1)	1,363	473,970

		2,254,275

Broadline Retail — 3.3%
Amazon.com, Inc.(1)	54,276	6,899,565

		6,899,565

Building Products — 0.7%
AZEK Co., Inc.(1)	8,554	254,396
Builders FirstSource, Inc.(1)	2,718	338,364
Fortune Brands Innovations, Inc.	3,388	210,598
Johnson Controls International PLC	2,702	143,773

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Building Products — (continued)
Trane Technologies PLC	1,496	$303,553
Zurn Elkay Water Solutions Corp.	3,786	106,084

		1,356,768

Capital Markets — 2.0%
Ares Management Corp., Class A	18,232	1,875,526
KKR & Co., Inc.	7,050	434,280
S&P Global, Inc.	3,927	1,434,965
Tradeweb Markets, Inc., Class A	4,455	357,291

		4,102,062

Chemicals — 1.6%
Cabot Corp.	7,985	553,121
Celanese Corp.	3,259	409,070
FMC Corp.	5,544	371,282
Ingevity Corp.(1)	3,509	167,063
Linde PLC	3,166	1,178,860
Livent Corp.(1)	6,574	121,027
PPG Industries, Inc.	4,514	585,917

		3,386,340

Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.(1)	2,376	397,647
Waste Connections, Inc.	3,165	425,060

		822,707

Construction & Engineering — 0.2%
Fluor Corp.(1)	12,540	460,218

		460,218

Consumer Finance — 0.4%
American Express Co.	4,968	741,176

		741,176

Consumer Staples Distribution & Retail — 0.4%
Performance Food Group Co.(1)	15,301	900,617

		900,617

Containers & Packaging — 0.1%
Ball Corp.	3,148	156,707

		156,707

Electric Utilities — 1.4%
Edison International	9,961	630,432
Exelon Corp.	16,948	640,465
NextEra Energy, Inc.	13,618	780,175
PG&E Corp.(1)	56,888	917,603

		2,968,675

Electrical Equipment — 0.2%
AMETEK, Inc.	1,152	170,219
Emerson Electric Co.	1,998	192,947

		363,166

Energy Equipment & Services — 0.3%
Schlumberger NV	12,033	701,524

		701,524

Entertainment — 0.9%
Roku, Inc.(1)	7,340	518,130
Spotify Technology SA(1)	5,481	847,582

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — (continued)
Walt Disney Co.(1)	7,260	$588,423

		1,954,135

Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B(1)	9,101	3,188,080
Block, Inc.(1)	14,142	625,925
FleetCor Technologies, Inc.(1)	1,884	481,061
Global Payments, Inc.	5,483	632,683
PayPal Holdings, Inc.(1)	4,547	265,818
Visa, Inc., Class A	3,788	871,278
WEX, Inc.(1)	3,804	715,494

		6,780,339

Food Products — 0.2%
Lamb Weston Holdings, Inc.	3,612	333,966

		333,966

Gas Utilities — 0.3%
Atmos Energy Corp.	5,389	570,857

		570,857

Ground Transportation — 0.9%
Knight-Swift Transportation Holdings, Inc.	11,657	584,599
Uber Technologies, Inc.(1)	27,699	1,273,877

		1,858,476

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	7,433	719,886
Boston Scientific Corp.(1)	15,183	801,662
Dexcom, Inc.(1)	4,905	457,637
Edwards Lifesciences Corp.(1)	8,118	562,415
Insulet Corp.(1)	1,954	311,644
Stryker Corp.	1,115	304,696

		3,157,940

Health Care Providers & Services — 2.5%
agilon health, Inc.(1)	18,610	330,514
Cencora, Inc.	4,514	812,385
Centene Corp.(1)	6,621	456,054
Elevance Health, Inc.	1,259	548,194
HCA Healthcare, Inc.	2,292	563,786
Humana, Inc.	1,746	849,464
Molina Healthcare, Inc.(1)	2,289	750,540
UnitedHealth Group, Inc.	1,591	802,166

		5,113,103

Health Care REITs — 0.3%
Welltower, Inc.	7,769	636,437

		636,437

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	847	172,322

		172,322

Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc.	6,507	541,903

		541,903

Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(1)	9,879	1,355,498
Chipotle Mexican Grill, Inc.(1)	568	1,040,479

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Hyatt Hotels Corp., Class A	6,233	$661,197

		3,057,174

Household Durables — 0.4%
D.R. Horton, Inc.	1,454	156,261
Lennar Corp., Class A	3,086	346,342
Skyline Champion Corp.(1)	5,037	320,958

		823,561

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,267	418,806

		418,806

Industrial REITs — 0.2%
EastGroup Properties, Inc.	3,046	507,250

		507,250

Insurance — 1.8%
Arch Capital Group Ltd.(1)	7,315	583,079
Assured Guaranty Ltd.	3,693	223,500
Chubb Ltd.	3,630	755,693
Everest Group Ltd.	945	351,228
Marsh & McLennan Cos., Inc.	4,589	873,287
Progressive Corp.	4,455	620,582
Trupanion, Inc.(1)	11,575	326,415

		3,733,784

Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(1)	61,844	8,092,906
Bumble, Inc., Class A(1)	37,686	562,275
Meta Platforms, Inc., Class A(1)	14,022	4,209,545

		12,864,726

IT Services — 1.1%
Shopify, Inc., Class A(1)	21,981	1,199,503
Snowflake, Inc., Class A(1)	1,203	183,782
Squarespace, Inc., Class A(1)	18,300	530,151
VeriSign, Inc.(1)	2,096	424,503

		2,337,939

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	4,362	487,759
Danaher Corp.	5,044	1,251,416
ICON PLC(1)	2,417	595,186
Illumina, Inc.(1)	2,313	317,529

		2,651,890

Machinery — 0.7%
Caterpillar, Inc.	300	81,900
Flowserve Corp.	8,721	346,834
Fortive Corp.	4,809	356,635
Ingersoll Rand, Inc.	2,858	182,112
Middleby Corp.(1)	2,526	323,328
Westinghouse Air Brake Technologies Corp.	1,904	202,338

		1,493,147

Media — 0.5%
New York Times Co., Class A	12,015	495,018
Omnicom Group, Inc.	7,880	586,902

		1,081,920

Oil, Gas & Consumable Fuels — 3.2%
BP PLC, ADR	47,673	1,845,899

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
ConocoPhillips	9,025	$1,081,195
EOG Resources, Inc.	3,342	423,632
EQT Corp.	8,111	329,144
Marathon Petroleum Corp.	5,467	827,376
Shell PLC, ADR	27,150	1,747,917
Targa Resources Corp.	5,193	445,144

		6,700,307

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	9,110	337,070

		337,070

Personal Care Products — 0.2%
Haleon PLC, ADR	45,800	381,514

		381,514

Pharmaceuticals — 3.4%
AstraZeneca PLC, ADR	14,113	955,732
Elanco Animal Health, Inc.(1)	11,656	131,013
Eli Lilly & Co.	4,566	2,452,536
GSK PLC, ADR	7,990	289,638
Merck & Co., Inc.	14,240	1,466,008
Novartis AG, ADR	3,712	378,104
Pfizer, Inc.	31,782	1,054,209
Zoetis, Inc.	2,460	427,991

		7,155,231

Professional Services — 0.6%
Ceridian HCM Holding, Inc.(1)	8,762	594,502
Genpact Ltd.	6,316	228,639
Science Applications International Corp.	3,823	403,479
TriNet Group, Inc.(1)	552	64,297

		1,290,917

Real Estate Management & Development — 0.1%
CoStar Group, Inc.(1)	2,314	177,924

		177,924

Residential REITs — 0.2%
AvalonBay Communities, Inc.	2,257	387,617

		387,617

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(1)	17,083	1,756,474
First Solar, Inc.(1)	1,528	246,909
KLA Corp.	1,783	817,791
Marvell Technology, Inc.	10,525	569,718
Micron Technology, Inc.	11,295	768,399
NVIDIA Corp.	3,508	1,525,945
ON Semiconductor Corp.(1)	7,335	681,788
Teradyne, Inc.	5,480	550,521
Texas Instruments, Inc.	9,778	1,554,800

		8,472,345

Software — 6.4%
Aurora Innovation, Inc.(1)	26,768	62,905
HashiCorp, Inc., Class A(1)	6,744	153,966
HubSpot, Inc.(1)	733	361,003
Klaviyo, Inc., Class A(1)	700	24,150
Microsoft Corp.	29,926	9,449,134
Palo Alto Networks, Inc.(1)	1,453	340,641
Salesforce, Inc.(1)	4,862	985,916
ServiceNow, Inc.(1)	1,705	953,027

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Synopsys, Inc.(1)	1,230	$564,533
Workday, Inc., Class A(1)	2,239	481,049

		13,376,324

Specialty Retail — 1.6%
AutoZone, Inc.(1)	507	1,287,775
TJX Cos., Inc.	23,045	2,048,240

		3,336,015

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	20,988	3,593,356

		3,593,356

Tobacco — 1.1%
Philip Morris International, Inc.	24,315	2,251,083

		2,251,083

Trading Companies & Distributors — 0.1%
WESCO International, Inc.	771	110,885

		110,885

Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.(1)	10,614	1,486,491

		1,486,491

Total Common Stocks (Cost $124,404,858)		134,483,677

	Principal Amount	Value

Agency Mortgage–Backed Securities — 8.8%
Federal Home Loan Mortgage Corp.
2.00% due 5/1/2036	$77,987	67,195
2.00% due 7/1/2036	42,291	36,441
2.00% due 5/1/2051	1,366,596	1,045,747
2.00% due 4/1/2052	1,299,500	999,353
2.50% due 7/1/2041	380,972	315,316
2.50% due 2/1/2042	558,701	465,529
2.50% due 7/1/2051	1,249,466	1,003,204
2.50% due 10/1/2051	435,377	346,453
2.50% due 11/1/2051	408,696	326,191
3.00% due 10/1/2049	318,950	267,012
3.00% due 10/1/2051	298,473	249,176
4.00% due 4/1/2052	352,137	314,585
4.50% due 9/1/2037	194,410	186,370
4.50% due 1/1/2038	123,261	118,164
4.50% due 5/1/2038	25,929	24,850
4.50% due 7/1/2052	707,645	649,570
5.00% due 10/1/2052	247,713	233,669
5.00% due 1/1/2053	129,107	121,788
5.00% due 2/1/2053	179,092	168,939
5.00% due 4/1/2053	121,137	114,254
5.50% due 9/1/2052	261,020	252,807
5.50% due 2/1/2053	26,115	25,236
Federal National Mortgage Association
2.00% due 4/1/2036	23,487	20,238
2.00% due 6/1/2036	9,444	8,119
2.00% due 9/1/2036	33,605	28,910
2.00% due 3/1/2037	18,433	15,817
2.00% due 12/1/2050	1,225,262	936,604
2.00% due 2/1/2051	121,797	94,139

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — (continued)
2.50% due 2/1/2041	$66,156	$55,421
2.50% due 5/1/2051	999,927	800,936
3.00% due 6/1/2051	252,646	212,341
3.00% due 10/1/2051	767,585	636,960
3.50% due 6/1/2037	71,219	65,815
3.50% due 4/1/2050	95,137	82,539
3.50% due 7/1/2051	530,083	459,729
3.50% due 4/1/2052	383,176	330,789
4.00% due 1/1/2038	564,013	532,096
4.00% due 8/1/2052	134,981	120,277
4.00% due 9/1/2052	216,968	193,376
4.00% due 10/1/2052	136,681	121,714
4.50% due 1/1/2038	130,899	125,486
4.50% due 4/1/2038	480,086	460,109
4.50% due 1/1/2053	146,435	134,869
5.00% due 8/1/2052	688,925	649,868
5.00% due 5/1/2053	287,580	271,241
5.50% due 1/1/2053	159,853	154,504
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2 3.71% due 9/25/2032(2)(3)	78,000	69,345
Series K-156, Class A2 4.43% due 2/25/2033(2)(3)	165,000	154,730
Series K1522, Class A2 2.361% due 10/25/2036	500,000	356,048
Government National Mortgage Association
2.00% due 1/20/2051	117,799	93,320
2.00% due 2/20/2051	103,731	82,138
2.00% due 7/20/2051	136,416	108,051
2.00% due 11/20/2051	310,150	245,355
2.50% due 5/20/2051	539,834	442,679
2.50% due 8/20/2051	541,032	442,314
3.00% due 1/20/2051	509,760	434,727
3.00% due 5/20/2051	514,042	437,219
3.50% due 1/20/2052	462,109	404,969
3.50% due 2/20/2052	456,425	399,988
4.00% due 4/20/2052	87,277	78,580
4.00% due 5/20/2052	248,874	224,075
4.00% due 8/20/2052	366,031	329,558
4.50% due 8/20/2048	182,857	171,305

Total Agency Mortgage–Backed Securities (Cost $19,896,426)		18,318,147

Asset–Backed Securities — 1.0%
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53% due 3/15/2061(4)	183,777	161,503
Series 2022-1A, Class A1
5.97% due 8/15/2062(4)	97,713	95,050
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A
5.19% due 3/16/2026	75,651	75,321
Series 2023-2, Class A3
4.47% due 2/16/2028	105,000	102,710
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28% due 1/18/2028(4)	155,000	153,316
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51% due 10/15/2071(4)	201,126	197,015
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1
1.91% due 10/20/2061(4)	335,000	289,441

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00% due 9/15/2048(4)	$371,000	$335,773
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A
5.89% due 3/22/2027(4)	80,000	79,868
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165% due 10/15/2046(4)	200,000	175,116
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A
5.80% due 4/18/2038(4)	375,000	372,828

Total Asset–Backed Securities (Cost $2,079,977)		2,037,941

Corporate Bonds & Notes — 8.6%
Aerospace & Defense — 0.1%
HEICO Corp.
5.35% due 8/1/2033	309,000	292,765

		292,765

Agriculture — 0.1%
BAT Capital Corp.
6.343% due 8/2/2030	135,000	132,959
Philip Morris International, Inc.
5.125% due 11/17/2027	105,000	102,851

		235,810

Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2016-1, Class AA
3.10% due 7/7/2028	41,004	36,801

		36,801

Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC
5.15% due 1/16/2026(4)	150,000	147,937

		147,937

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.60% due 4/15/2048	171,000	144,673
Bacardi Ltd./Bacardi-Martini BV
5.25% due 1/15/2029(4)	100,000	96,778
5.90% due 6/15/2043(4)	100,000	92,718

		334,169

Biotechnology — 0.0%
Gilead Sciences, Inc.
5.55% due 10/15/2053	50,000	48,184

		48,184

Building Materials — 0.0%
Trane Technologies Financing Ltd.
5.25% due 3/3/2033	85,000	81,891

		81,891

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.35% due 11/15/2028	$145,000	$143,144

		143,144

Commercial Banks — 1.8%
Bank of America Corp.
1.734% (1.734% fixed rate until 7/22/2026; SOFR + 0.96% thereafter) due 7/22/2027(3)	256,000	226,854
5.819% (5.819% fixed rate until 9/15/2028; SOFR + 1.57% thereafter) due 9/15/2029(3)	148,000	146,267
Bank of America NA
5.526% due 8/18/2026	295,000	293,507
Bank of New York Mellon Corp. Series J
4.967% (4.967% fixed rate until 4/26/2033; SOFR + 1.61% thereafter) due 4/26/2034(3)	214,000	197,257
Commonwealth Bank of Australia
5.071% due 9/14/2028(4)	250,000	247,720
Credit Agricole SA
6.316% (6.316% fixed rate until 10/3/2028; SOFR + 1.86% thereafter) due 10/3/2029(3)(4)	500,000	500,395
Credit Suisse AG
7.50% due 2/15/2028	500,000	523,285
Danske Bank AS
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT + 1.35% thereafter) due 9/11/2026(3)(4)	256,000	233,029
6.259% (6.259% fixed rate until 9/22/2025; 1 yr. CMT + 1.18% thereafter) due 9/22/2026(3)(4)	205,000	205,115
JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; SOFR + 2.08% thereafter) due 7/25/2033(3)	107,000	98,445
5.35% (5.35% fixed rate until 6/1/2033; SOFR + 1.85% thereafter) due 6/1/2034(3)	227,000	215,452
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; SOFR + 1.02% thereafter) due 4/28/2032(3)	123,000	91,248
4.35% due 9/8/2026	268,000	255,538
UBS Group AG
6.301% (6.301% fixed rate until 9/22/2033; 1 yr. CMT + 2.00% thereafter) due 9/22/2034(3)(4)	200,000	195,604
Wells Fargo & Co.
3.00% due 2/19/2025	88,000	84,532

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
4.897% (4.897% fixed rate until 7/25/2032; SOFR + 2.10% thereafter) due 7/25/2033(3)	$229,000	$207,307

		3,721,555

Commercial Services — 0.3%
Ashtead Capital, Inc.
2.45% due 8/12/2031(4)	400,000	302,584
ERAC USA Finance LLC
4.90% due 5/1/2033(4)	236,000	221,158
5.40% due 5/1/2053(4)	87,000	79,976

		603,718

Diversified Financial Services — 0.7%
American Express Co.
5.043% (5.043% fixed rate until 5/1/2033; SOFR + 1.84% thereafter) due 5/1/2034(3)	488,000	449,970
Capital One Financial Corp.
6.312% (6.312% fixed rate until 6/8/2028; SOFR + 2.64% thereafter) due 6/8/2029(3)	125,000	122,195
6.377% (6.377% fixed rate until 6/8/2033; SOFR + 2.86% thereafter) due 6/8/2034(3)	443,000	417,448
Intercontinental Exchange, Inc.
4.00% due 9/15/2027	4,000	3,785
4.35% due 6/15/2029	374,000	351,751
Nasdaq, Inc.
5.95% due 8/15/2053	25,000	23,352
6.10% due 6/28/2063	20,000	18,519

		1,387,020

Electric — 1.2%
Alabama Power Co.
1.45% due 9/15/2030	18,000	13,751
Appalachian Power Co.
3.40% due 6/1/2025	118,000	113,148
Arizona Public Service Co.
3.75% due 5/15/2046	10,000	6,829
4.25% due 3/1/2049	28,000	20,223
4.35% due 11/15/2045	120,000	90,101
Dominion Energy, Inc.
3.375% due 4/1/2030	39,000	33,544
4.85% due 8/15/2052	75,000	60,511
5.375% due 11/15/2032	443,000	422,968
Duke Energy Corp.
2.65% due 9/1/2026	41,000	37,749
3.75% due 4/15/2024	132,000	130,409
Georgia Power Co.
4.70% due 5/15/2032	299,000	276,904
4.75% due 9/1/2040	38,000	32,094
5.125% due 5/15/2052	132,000	116,605
Metropolitan Edison Co.
5.20% due 4/1/2028(4)	10,000	9,741
NextEra Energy Capital Holdings, Inc.
5.749% due 9/1/2025	85,000	84,748
Pacific Gas & Electric Co.
4.50% due 7/1/2040	434,100	323,005

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
4.55% due 7/1/2030	$205,150	$181,086
6.75% due 1/15/2053	102,000	95,773
Pennsylvania Electric Co.
3.60% due 6/1/2029(4)	34,000	30,255
5.15% due 3/30/2026(4)	5,000	4,907
Southern California Edison Co.
3.70% due 8/1/2025	26,000	25,000
4.00% due 4/1/2047	29,000	20,997
4.65% due 10/1/2043	12,000	9,751
5.875% due 12/1/2053	115,000	108,341
Texas Electric Market Stabilization Funding LLC
4.265% due 8/1/2034(4)	202,268	189,155

		2,437,595

Electronics — 0.0%
Honeywell International, Inc.
4.25% due 1/15/2029	70,000	66,835

		66,835

Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.054% due 3/15/2029	184,000	164,132

		164,132

Gas — 0.1%
Boston Gas Co.
3.15% due 8/1/2027(4)	35,000	31,481
KeySpan Gas East Corp.
2.742% due 8/15/2026(4)	162,000	147,532
Southern Co. Gas Capital Corp.
5.75% due 9/15/2033	105,000	103,096

		282,109

Healthcare-Products — 0.1%
Alcon Finance Corp.
5.375% due 12/6/2032(4)	200,000	193,360

		193,360

Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.
2.095% due 6/1/2031	200,000	155,762
Providence St. Joseph Health Obligated Group
5.403% due 10/1/2033	285,000	273,828
Sutter Health
2.294% due 8/15/2030	50,000	40,276

		469,866

Insurance — 0.3%
Allstate Corp.
5.25% due 3/30/2033	65,000	61,340
American International Group, Inc.
3.40% due 6/30/2030	72,000	61,678
Athene Global Funding
2.50% due 3/24/2028(4)	382,000	323,191
Corebridge Financial, Inc.
6.05% due 9/15/2033(4)	60,000	58,453
Corebridge Global Funding
5.90% due 9/19/2028(4)	35,000	34,928

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
Equitable Financial Life Global Funding
1.40% due 8/27/2027(4)	$162,000	$136,140

		675,730

Machinery-Diversified — 0.2%
John Deere Capital Corp.
Series I
5.15% due 9/8/2033	518,000	506,630

		506,630

Media — 0.3%
Comcast Corp.
3.95% due 10/15/2025	620,000	601,512

		601,512

Mining — 0.2%
Glencore Funding LLC
6.375% due 10/6/2030(4)	470,000	468,454

		468,454

Oil & Gas — 0.3%
Equinor ASA
3.00% due 4/6/2027	359,000	333,095
3.125% due 4/6/2030	24,000	21,213
Occidental Petroleum Corp.
6.20% due 3/15/2040	245,000	233,358

		587,666

Pharmaceuticals — 0.1%
Pfizer Investment Enterprises Pte Ltd.
5.11% due 5/19/2043	245,000	224,964

		224,964

Pipelines — 0.7%
Cheniere Energy Partners LP
4.00% due 3/1/2031	428,000	364,669
5.95% due 6/30/2033(4)	80,000	77,164
Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(4)	45,000	44,320
6.497% due 8/15/2043(4)	89,000	86,453
Eastern Gas Transmission & Storage, Inc.
3.60% due 12/15/2024	24,000	23,119
EIG Pearl Holdings SARL
3.545% due 8/31/2036(4)	200,000	162,082
Energy Transfer LP
4.95% due 6/15/2028	12,000	11,462
Galaxy Pipeline Assets Bidco Ltd.
2.625% due 3/31/2036(4)	245,000	190,632
Gray Oak Pipeline LLC
2.60% due 10/15/2025(4)	85,000	78,368
3.45% due 10/15/2027(4)	15,000	13,293
Greensaif Pipelines Bidco SARL
6.129% due 2/23/2038(4)	200,000	195,686
6.51% due 2/23/2042(4)	200,000	197,154
ONEOK, Inc.
5.65% due 11/1/2028	90,000	88,827

		1,533,229

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — 0.5%
American Tower Trust I
5.49% due 3/15/2028(4)	$315,000	$308,605
Extra Space Storage LP
5.50% due 7/1/2030	60,000	58,056
Realty Income Corp.
4.90% due 7/15/2033	613,000	559,767

		926,428

Semiconductors — 0.1%
Broadcom, Inc.
3.469% due 4/15/2034(4)	317,000	248,614

		248,614

Software — 0.2%
Activision Blizzard, Inc.
4.50% due 6/15/2047	127,000	110,863
Oracle Corp.
3.65% due 3/25/2041	352,000	251,061

		361,924

Telecommunications — 0.2%
AT&T, Inc.
3.65% due 6/1/2051	95,000	61,212
3.85% due 6/1/2060	19,000	12,096
4.30% due 12/15/2042	26,000	19,941
T-Mobile USA, Inc.
6.00% due 6/15/2054	243,000	232,046

		325,295

Trucking & Leasing — 0.4%
DAE Funding LLC
1.55% due 8/1/2024(4)	294,000	281,093
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95% due 3/10/2025(4)	203,000	195,962
5.55% due 5/1/2028(4)	130,000	125,870
5.70% due 2/1/2028(4)	240,000	233,851

		836,776

Total Corporate Bonds & Notes (Cost $18,715,551)		17,944,113

Municipals — 0.7%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899% due 12/1/2040	50,000	54,059
Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051	100,000	78,868
Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049	105,000	90,403
Municipal Electric Authority of Georgia
6.637% due 4/1/2057	148,000	155,736
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	125,000	79,077
State of Illinois
5.10% due 6/1/2033	740,000	702,294
Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035	120,000	117,740

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Municipals — (continued)
5.169% due 4/1/2041	$90,000	$86,089

Total Municipals (Cost $1,504,740)		1,364,266

Non–Agency Mortgage–Backed Securities — 0.9%
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A
6.147% due 9/15/2036(2)(3)(4)	100,000	97,320
Fannie Mae REMICS
Series 2013-36, Class Z
3.00% due 4/25/2043	240,990	208,925
Series 2013-83, Class NZ
3.50% due 8/25/2043	243,332	216,495
Series 2020-27, Class HC
1.50% due 10/25/2049	401,926	298,294
Freddie Mac REMICS
Series 3967, Class ZP
4.00% due 9/15/2041	263,254	242,833
Series 5170, Class DP
2.00% due 7/25/2050	246,932	202,379
Ginnie Mae REMICS
Series 2021-215, Class KA
2.50% due 10/20/2049	297,137	246,141
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2
5.90% due 7/25/2048(4)	340,000	326,609

Total Non–Agency Mortgage–Backed Securities (Cost $2,006,981)		1,838,996

U.S. Government Securities — 14.4%
U.S. Treasury Bonds
2.25% due 2/15/2052	1,253,700	769,850
2.375% due 2/15/2042	1,810,000	1,251,163
2.875% due 5/15/2052	35,100	24,899
3.25% due 5/15/2042	25,000	19,934
3.375% due 8/15/2042	129,600	105,098
3.625% due 2/15/2053	957,800	792,729
3.625% due 5/15/2053	890,900	737,916
3.875% due 2/15/2043	1,505,800	1,311,222
3.875% due 5/15/2043	820,300	713,405
4.00% due 11/15/2042	976,900	867,609
4.00% due 11/15/2052	1,105,100	979,913
4.125% due 8/15/2053	205,100	186,256
4.375% due 8/15/2043	205,000	191,355
U.S. Treasury Notes
2.50% due 4/30/2024	1,266,300	1,244,634
2.625% due 4/15/2025	1,575,000	1,514,584
2.625% due 5/31/2027	210,000	195,234
2.75% due 4/30/2027	2,092,500	1,956,651
2.75% due 7/31/2027	195,000	181,639
2.875% due 4/30/2029	20,000	18,263
3.125% due 8/15/2025	260,000	250,809
3.125% due 8/31/2027	269,000	253,890
3.25% due 6/30/2029	100,000	92,930
3.50% due 9/15/2025	300,000	291,176
3.50% due 1/31/2028	80,300	76,661
3.50% due 4/30/2028	697,000	664,328
3.50% due 4/30/2030	70,000	65,516
3.625% due 5/15/2026	924,000	895,630
3.625% due 3/31/2028	113,000	108,339
3.625% due 5/31/2028	204,000	195,521
3.75% due 4/15/2026	575,000	559,188
3.75% due 5/31/2030	78,000	74,051
3.75% due 6/30/2030	247,000	234,418
3.875% due 3/31/2025	831,000	814,412

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
3.875% due 4/30/2025	$1,520,000	$1,488,828
3.875% due 11/30/2027	889,000	861,774
3.875% due 12/31/2027	219,600	212,875
3.875% due 12/31/2029	237,100	227,153
3.875% due 8/15/2033	902,300	852,533
4.00% due 12/15/2025	482,000	471,946
4.00% due 2/29/2028	557,400	542,986
4.00% due 6/30/2028	916,000	891,526
4.00% due 10/31/2029	257,000	248,125
4.00% due 7/31/2030	57,200	55,100
4.125% due 9/30/2027	423,400	414,568
4.125% due 10/31/2027	519,000	508,012
4.125% due 7/31/2028	803,200	785,818
4.25% due 5/31/2025	600,000	591,023
4.375% due 8/15/2026	135,000	133,313
4.375% due 8/31/2028	1,513,700	1,498,563
4.50% due 7/15/2026	275,000	272,443
4.625% due 2/28/2025	389,400	385,825
4.625% due 3/15/2026	40,000	39,719
4.625% due 9/15/2026	198,000	197,025
4.625% due 9/30/2028	906,000	906,518
4.75% due 7/31/2025	20,000	19,866
5.00% due 8/31/2025	680,000	678,566

Total U.S. Government Securities (Cost $31,864,229)		29,923,328

U.S. Treasury Bills — 0.8%
U.S. Treasury Bills
4.561% due 10/12/2023(5)	650,000	649,047
4.927% due 10/19/2023(5)	227,500	226,931
5.523% due 8/8/2024(5)	700,000	668,464

Total U.S. Treasury Bills (Cost $1,544,565)		1,544,442

	Shares	Value

Exchange–Traded Funds — 0.2%
SPDR S&P 500 ETF Trust	1,010	431,755

Total Exchange–Traded Funds (Cost $446,313)		431,755

	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $871,638, due 10/2/2023(6)	$871,522	871,522

Total Repurchase Agreements (Cost $871,522)		871,522

Total Investments — 100.5% (Cost $203,335,162)		208,758,187

Liabilities in excess of other assets — (0.5)%		(979,404)

Total Net Assets — 100.0%		$207,778,783

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2023.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $8,673,597, representing 4.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Interest rate shown reflects the discount rate at time of purchase.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$984,200	$888,983

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	3	Long	$610,051	$608,133	$(1,918)
U.S. 5-Year Treasury Note	December 2023	25	Long	2,654,341	2,633,984	(20,357)

Total				$3,264,392	$3,242,117	$(22,275)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	December 2023	4	Short	$(459,473)	$(446,250)	$13,223

Total				$(459,473)	$(446,250)	$13,223

Legend:

ADR – American Depositary Receipt

CMT – Constant Maturity Treasury

REITs – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$134,483,677	$—	$—	$134,483,677
Agency Mortgage–Backed Securities	—	18,318,147	—	18,318,147
Asset–Backed Securities	—	2,037,941	—	2,037,941
Corporate Bonds & Notes	—	17,944,113	—	17,944,113
Municipals	—	1,364,266	—	1,364,266
Non–Agency Mortgage–Backed Securities	—	1,838,996	—	1,838,996
U.S. Government Securities	—	29,923,328	—	29,923,328
U.S. Treasury Bills	—	1,544,442	—	1,544,442
Exchange–Traded Funds	431,755	—	—	431,755
Repurchase Agreements	—	871,522	—	871,522

Total	$134,915,432	$73,842,755	$—	$208,758,187

Other Financial Instruments
Futures Contracts
Assets	$13,223	$—	$—	$13,223
Liabilities	(22,275)	—	—	(22,275)

Total	$(9,052)	$—	$—	$(9,052)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 10.1%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,677,723	$2,218,332
3.50% due 6/1/2052	6,507,580	5,594,279
4.00% due 10/1/2037	423,299	399,345
4.00% due 6/1/2052	3,096,808	2,760,437
4.50% due 8/1/2052	3,796,004	3,485,144
4.50% due 9/1/2052	472,671	433,880
6.00% due 8/1/2053	2,097,442	2,071,182
Federal National Mortgage Association
3.00% due 7/1/2051	3,523,642	2,918,624
3.00% due 5/1/2052	9,519,790	7,884,715
3.50% due 6/1/2052	4,847,030	4,171,149
3.50% due 9/1/2052	3,757,959	3,241,139
3.50% due 10/1/2052	3,937,987	3,385,029
4.00% due 6/1/2052	4,799,138	4,277,861

Total Agency Mortgage–Backed Securities (Cost $47,576,668)		42,841,116

Asset–Backed Securities — 21.2%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	2,016,000	1,763,597
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.07% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	2,000,000	1,969,800
Ally Auto Receivables Trust
Series 2022-1, Class A3
3.31% due 11/15/2026	3,850,000	3,762,098
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06% due 8/18/2026	2,625,000	2,498,063
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.74% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	2,800,000	2,769,200
Anchorage Capital CLO 21 Ltd.
Series 2021-21A, Class B
7.338% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,750,000	1,724,450
Ares XXVII CLO Ltd.
Series 2013-2A, Class BR2
7.277% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	2,000,000	1,976,512
Ares XXVIIIR CLO Ltd.
Series 2018-28RA, Class A2
6.97% (3 mo. USD Term SOFR + 1.66%) due 10/17/2030(1)(2)	2,400,000	2,364,828
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(1)	2,440,000	2,322,370
Barings CLO Ltd.
Series 2020-1A, Class AR
6.72% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	2,800,000	2,781,601

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Battery Park CLO II Ltd.
Series 2022-1A, Class A1
7.536% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	$3,550,000	$3,565,265
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class BR
7.12% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	2,800,000	2,755,480
Canyon Capital CLO Ltd.
Series 2022-1A, Class B
7.16% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,963,874
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	2,200,000	2,063,434
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.863% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	2,500,000	2,482,028
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.219% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	2,000,000	1,974,600
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
6.558% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	3,350,000	3,327,890
Dryden Senior Loan Fund
Series 2017-47A, Class CR
7.62% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	2,100,000	2,094,120
Exeter Automobile Receivables Trust
Series 2022-2A, Class A3
2.80% due 11/17/2025	351,020	350,600
Ford Credit Auto Owner Trust
Series 2020-1, Class A
2.04% due 8/15/2031(1)	2,400,000	2,274,798
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A4
0.50% due 2/17/2026	3,579,000	3,421,887
Gulf Stream Meridian 6 Ltd.
Series 2021-6A, Class A1
6.76% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,800,000	1,788,120
Hertz Vehicle Financing III LLC
Series 2022-3A, Class A
3.37% due 3/25/2025(1)	2,140,000	2,124,899
Hyundai Auto Lease Securitization Trust
Series 2022-B, Class A3
3.35% due 6/16/2025(1)	2,800,000	2,768,495

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
6.866% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	$2,500,000	$2,485,500
Jamestown CLO XI Ltd.
Series 2018-11A, Class A2
7.273% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	2,800,000	2,772,000
KKR CLO 38 Ltd.
Series 38A, Class A1
6.628% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	2,800,000	2,769,948
Master Credit Card Trust
Series 2021-1A, Class A
0.53% due 11/21/2025(1)	3,120,000	3,013,368
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class BR
6.972% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	1,050,000	1,033,935
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.63% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	2,900,000	2,880,280
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	1,600,000	1,575,367
OHA Credit Partners XIV Ltd.
Series 2017-14A, Class B
7.095% (3 mo. USD Term SOFR + 1.76%) due 1/21/2030(1)(2)	2,000,000	1,969,800
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	1,300,000	1,291,524
PPM CLO 2 Ltd.
Series 2019-2A, Class BR
7.332% (3 mo. USD Term SOFR + 2.01%) due 4/16/2032(1)(2)	2,500,000	2,466,250
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3
3.40% due 12/15/2026	1,950,196	1,930,519
TCW CLO Ltd.
Series 2021-1A, Class A
6.758% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	850,000	839,290
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.288% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,240,000	1,222,640
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	2,175,000	1,947,811

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Verizon Owner Trust
Series 2020-C, Class A
0.41% due 4/21/2025	$218,331	$217,066
Voya CLO Ltd.
Series 2015-3A, Class A3R
7.288% (3 mo. USD Term SOFR + 1.96%) due 10/20/2031(1)(2)	2,000,000	1,985,914
World Omni Auto Receivables Trust
Series 2021-B, Class A4
0.69% due 6/15/2027	2,800,000	2,571,179

Total Asset–Backed Securities (Cost $90,593,168)		89,860,400

Corporate Bonds & Notes — 22.6%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.
4.75% due 2/15/2034	1,500,000	1,420,335
5.20% due 2/15/2055	400,000	370,004

		1,790,339

Agriculture — 0.3%
BAT Capital Corp.
6.343% due 8/2/2030	1,300,000	1,280,344

		1,280,344

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	2,200,000	1,958,682
5.55% due 1/23/2049	900,000	864,297

		2,822,979

Biotechnology — 0.2%
Gilead Sciences, Inc.
5.25% due 10/15/2033	700,000	683,739

		683,739

Chemicals — 0.2%
Nutrien Ltd.
2.95% due 5/13/2030	800,000	668,280

		668,280

Commercial Banks — 5.7%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	6,100,000	5,619,076
Barclays PLC
2.645% (2.645% fixed rate until 6/24/2030; 1 yr. CMT + 1.90% thereafter) due 6/24/2031(2)	800,000	618,088
4.972% (4.972% fixed rate until 5/16/2028; SOFR + 2.25% thereafter) due 5/16/2029(2)	1,600,000	1,495,408
BNP Paribas SA
2.159% (2.159% fixed rate until 9/15/2028; SOFR + 1.22% thereafter) due 9/15/2029(1)(2)	1,500,000	1,236,030

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	$3,900,000	$3,396,627
Discover Bank
5.974% (5 yr. USD Swap + 1.73%) due 8/9/2028(2)	800,000	731,136
Fifth Third Bank NA
2.25% due 2/1/2027	3,000,000	2,626,980
Huntington Bancshares, Inc.
6.208% (6.208% fixed rate until 8/21/2028; SOFR + 2.02% thereafter) due 8/21/2029(2)	1,000,000	979,080
Huntington National Bank
4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	1,400,000	1,307,768
JPMorgan Chase & Co.
1.578% (1.578% fixed rate until 4/22/2026; SOFR + 0.89% thereafter) due 4/22/2027(2)	1,300,000	1,159,574
Morgan Stanley
5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	2,000,000	1,926,880
5.424% (5.424% fixed rate until 7/21/2033; SOFR + 1.88% thereafter) due 7/21/2034(2)	600,000	566,814
NatWest Group PLC
5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(2)	2,500,000	2,424,875

		24,088,336

Commercial Services — 0.1%
S&P Global, Inc.
5.25% due 9/15/2033(1)	600,000	585,084

		585,084

Computers — 0.3%
Apple, Inc.
2.65% due 2/8/2051	500,000	303,350
3.25% due 8/8/2029	100,000	91,218
3.35% due 8/8/2032	1,000,000	881,120

		1,275,688

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% due 10/29/2028	2,750,000	2,354,440
Air Lease Corp.
5.30% due 2/1/2028	1,000,000	966,590

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; SOFR + 2.01% thereafter) due 8/24/2034(2)	$700,000	$679,504
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	1,100,000	1,076,229
Mastercard, Inc.
4.85% due 3/9/2033	700,000	674,142

		5,750,905

Electric — 1.8%
Alabama Power Co.
3.94% due 9/1/2032	1,000,000	880,850
Duke Energy Carolinas LLC
4.95% due 1/15/2033	1,000,000	951,160
Duke Energy Corp.
3.50% due 6/15/2051	950,000	613,709
5.00% due 8/15/2052	400,000	332,032
Eversource Energy
5.125% due 5/15/2033	900,000	838,503
Exelon Corp.
5.60% due 3/15/2053	400,000	364,136
PPL Electric Utilities Corp.
5.00% due 5/15/2033	400,000	381,216
5.25% due 5/15/2053	700,000	637,427
Public Service Electric & Gas Co.
4.65% due 3/15/2033	1,000,000	939,620
5.45% due 8/1/2053	300,000	285,357
Southern Co.
5.70% due 3/15/2034	400,000	392,956
Wisconsin Public Service Corp.
2.85% due 12/1/2051	400,000	233,484
Xcel Energy, Inc.
5.45% due 8/15/2033	1,000,000	954,970

		7,805,420

Electronics — 0.1%
Honeywell International, Inc.
1.95% due 6/1/2030	800,000	646,640

		646,640

Environmental Control — 0.5%
Waste Management, Inc.
4.15% due 4/15/2032	2,400,000	2,184,504

		2,184,504

Food — 0.4%
Kroger Co.
1.70% due 1/15/2031	800,000	601,680
Pilgrim’s Pride Corp.
3.50% due 3/1/2032	1,400,000	1,083,754

		1,685,434

Gas — 0.1%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	600,000	577,548

		577,548

Healthcare-Services — 0.6%
Elevance Health, Inc.
4.75% due 2/15/2033	800,000	744,576
5.125% due 2/15/2053	200,000	177,424

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
UnitedHealth Group, Inc.
2.30% due 5/15/2031	$1,700,000	$1,370,387
5.875% due 2/15/2053	400,000	401,604

		2,693,991

Insurance — 1.1%
Athene Holding Ltd.
3.50% due 1/15/2031	900,000	731,997
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	1,700,000	1,457,903
MetLife, Inc.
5.25% due 1/15/2054	600,000	534,678
5.375% due 7/15/2033	400,000	384,256
Progressive Corp.
4.20% due 3/15/2048	100,000	78,828
4.95% due 6/15/2033	1,200,000	1,140,840
Prudential Financial, Inc.
3.70% due 3/13/2051	200,000	138,994
5.75% due 7/15/2033	200,000	201,640

		4,669,136

Machinery-Diversified — 0.2%
John Deere Capital Corp.
Series I
5.15% due 9/8/2033	800,000	782,440

		782,440

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% due 1/15/2029	500,000	407,645
Comcast Corp.
1.95% due 1/15/2031	410,000	320,575

		728,220

Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.
4.00% due 6/14/2049	300,000	228,045
4.50% due 9/15/2029	800,000	756,416

		984,461

Oil & Gas — 1.0%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	2,600,000	2,435,056
Cenovus Energy, Inc.
2.65% due 1/15/2032	500,000	388,585
Occidental Petroleum Corp.
7.50% due 5/1/2031	1,500,000	1,586,250

		4,409,891

Oil & Gas Services — 0.3%
Schlumberger Investment SA
4.85% due 5/15/2033	1,400,000	1,320,396

		1,320,396

Pharmaceuticals — 1.9%
AbbVie, Inc.
3.20% due 11/21/2029	1,000,000	882,290
4.55% due 3/15/2035	1,400,000	1,273,454
CVS Health Corp.
5.30% due 6/1/2033	2,000,000	1,894,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
5.875% due 6/1/2053	$900,000	$833,130
Pfizer Investment Enterprises Pte. Ltd.
4.75% due 5/19/2033	3,000,000	2,842,800
5.30% due 5/19/2053	500,000	464,390

		8,190,864

Pipelines — 0.7%
Cheniere Energy Partners LP
5.95% due 6/30/2033(1)	1,400,000	1,350,370
Energy Transfer LP
3.75% due 5/15/2030	900,000	784,593
Western Midstream Operating LP
6.15% due 4/1/2033	1,100,000	1,061,676

		3,196,639

Real Estate Investment Trusts — 0.6%
American Tower Corp.
5.65% due 3/15/2033	1,000,000	960,350
Extra Space Storage LP
5.50% due 7/1/2030	1,500,000	1,451,385

		2,411,735

Retail — 0.4%
Lowe’s Cos., Inc.
5.15% due 7/1/2033	1,400,000	1,330,686
5.625% due 4/15/2053	200,000	181,794

		1,512,480

Semiconductors — 0.5%
Intel Corp.
5.20% due 2/10/2033	1,200,000	1,161,480
Marvell Technology, Inc.
5.95% due 9/15/2033	800,000	786,632

		1,948,112

Software — 1.1%
Microsoft Corp.
2.921% due 3/17/2052	1,300,000	852,956
3.30% due 2/6/2027	1,500,000	1,423,080
Oracle Corp.
5.55% due 2/6/2053	300,000	262,935
6.25% due 11/9/2032	1,700,000	1,720,009
6.90% due 11/9/2052	300,000	308,919

		4,567,899

Telecommunications — 0.8%
AT&T, Inc.
3.50% due 9/15/2053	1,000,000	617,860
5.40% due 2/15/2034	2,000,000	1,870,700
T-Mobile USA, Inc.
2.70% due 3/15/2032	600,000	468,048
3.40% due 10/15/2052	200,000	124,604
Verizon Communications, Inc.
2.355% due 3/15/2032	200,000	152,458

		3,233,670

Toys, Games & Hobbies — 0.4%
Mattel, Inc.
3.75% due 4/1/2029(1)	2,000,000	1,740,500

		1,740,500

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Transportation — 0.4%
Union Pacific Corp.
3.95% due 9/10/2028	$300,000	$282,948
4.50% due 1/20/2033	500,000	464,800
4.95% due 5/15/2053	900,000	805,653

		1,553,401

Total Corporate Bonds & Notes (Cost $99,763,599)		95,789,075

Non–Agency Mortgage–Backed Securities — 6.7%
Benchmark Mortgage Trust
Series 2018-B3, Class AS
4.195% due 4/10/2051(2)(3)	2,550,000	2,273,575
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class AS
3.863% due 7/10/2047	2,750,000	2,646,197
Commercial Mortgage Trust
Series 2017-COR2, Class A3
3.51% due 9/10/2050	2,920,000	2,648,057
Series 2019-GC44, Class AM
3.263% due 8/15/2057	2,415,000	1,968,708
DBGS Mortgage Trust
Series 2018-C1, Class AM
4.777% due 10/15/2051(2)(3)	2,400,000	2,148,096
DBUBS Mortgage Trust
Series 2017-BRBK, Class A
3.452% due 10/10/2034(1)	1,760,000	1,604,744
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.115% due 11/25/2041(1)(2)(3)	2,200,000	2,151,550
Series 2021-HQA4, Class M1
6.265% due 12/25/2041(1)(2)(3)	1,321,221	1,292,225
Series 2022-DNA1, Class M1A
6.315% due 1/25/2042(1)(2)(3)	1,121,448	1,110,878
Series 2022-HQA3, Class M1A
7.615% due 8/25/2042(1)(2)(3)	2,406,347	2,437,928
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(1)	1,875,000	1,734,800
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class AS
3.456% due 5/15/2046	399,076	369,451
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4
3.718% due 12/15/2048	3,120,000	2,956,317
Series 2018-C43, Class A4
4.012% due 3/15/2051(2)(3)	3,000,000	2,754,720

Total Non–Agency Mortgage–Backed Securities (Cost $29,682,597)		28,097,246

U.S. Government Agencies — 0.5%
Federal Home Loan Bank Discount Notes
2.719% due 10/2/2023(4)	2,000,000	1,999,706

Total U.S. Government Agencies (Cost $1,999,711)		1,999,706

U.S. Government Securities — 34.8%
U.S. Treasury Bonds
4.125% due 8/15/2053	22,300,000	20,251,188
4.375% due 8/15/2043	45,000,000	42,004,687

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
U.S. Treasury Notes
3.875% due 8/15/2033	$5,400,000	$5,102,156
4.625% due 9/30/2028	48,000,000	48,027,456
5.00% due 9/30/2025	32,000,000	31,967,754

Total U.S. Government Securities (Cost $150,818,066)		147,353,241

	Shares	Value
Exchange–Traded Funds — 2.2%
iShares MBS ETF	53,500	4,750,800
Vanguard Mortgage-Backed Securities ETF	104,800	4,588,144

Total Exchange–Traded Funds (Cost $9,918,211)		9,338,944

	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $973,047, due 10/2/2023(5)	$972,918	972,918

Total Repurchase Agreements (Cost $972,918)		972,918

Total Investments — 98.3% (Cost $431,324,938)		416,252,646

Assets in excess of other liabilities — 1.7%		7,083,113

Total Net Assets — 100.0%		$423,335,759

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $86,714,296, representing 20.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2023.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,098,700	$992,405

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	241	Long	$49,113,711	$48,853,336	$(260,375)
U.S. 5-Year Treasury Note	December 2023	180	Long	19,110,422	18,964,687	(145,735)
U.S. Ultra 10-Year Treasury Note	December 2023	143	Long	16,398,458	15,953,438	(445,020)

Total				$84,622,591	$83,771,461	$(851,130)

Centrally cleared credit default swap agreements — buy protection(6):

Reference Entity	Implied Credit Spread at 9/30/2023(7)	Notional Amount(8)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.IG.S40	0.68%	USD	45,000,000	6/20/2028	(1.00)%	Quarterly	$(499,632)	$(595,162)	$(95,530)

(6)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the buyer of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

(7)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(8)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America Investment Grade Index.

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$42,841,116	$—	$42,841,116
Asset–Backed Securities	—	89,860,400	—	89,860,400
Corporate Bonds & Notes	—	95,789,075	—	95,789,075
Non–Agency Mortgage–Backed Securities	—	28,097,246	—	28,097,246
U.S. Government Agencies	—	1,999,706	—	1,999,706
U.S. Government Securities	—	147,353,241	—	147,353,241
Exchange–Traded Funds	9,338,944	—	—	9,338,944
Repurchase Agreements	—	972,918	—	972,918

Total	$9,338,944	$406,913,702	$—	$416,252,646

Other Financial Instruments
Futures Contracts
Liabilities	$(851,130)	$—	$—	$(851,130)
Swap Contracts
Liabilities	—	(95,530)	—	(95,530)

Total	$(851,130)	$(95,530)	$—	$(946,660)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.6%
Aerospace & Defense — 3.5%
General Dynamics Corp.	10,568	$2,335,211
L3Harris Technologies, Inc.	5,753	1,001,712
RTX Corp.	18,429	1,326,335

		4,663,258

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	3,600	561,132

		561,132

Banks — 7.5%
JPMorgan Chase & Co.	24,808	3,597,656
M&T Bank Corp.	15,347	1,940,628
New York Community Bancorp, Inc.	129,489	1,468,405
Regions Financial Corp.	84,410	1,451,852
Royal Bank of Canada (Canada)	16,568	1,447,909

		9,906,450

Beverages — 2.8%
Keurig Dr Pepper, Inc.	62,891	1,985,469
Pernod Ricard SA (France)	10,522	1,751,501

		3,736,970

Biotechnology — 1.5%
Gilead Sciences, Inc.	25,602	1,918,614

		1,918,614

Building Products — 1.0%
Johnson Controls International PLC	25,106	1,335,890

		1,335,890

Capital Markets — 6.5%
Ares Management Corp., Class A	16,570	1,704,556
Goldman Sachs Group, Inc.	3,894	1,259,982
Intercontinental Exchange, Inc.	16,210	1,783,424
Morgan Stanley	20,565	1,679,544
Raymond James Financial, Inc.	21,450	2,154,223

		8,581,729

Chemicals — 2.7%
Celanese Corp.	7,722	969,265
LyondellBasell Industries NV, Class A	15,818	1,497,965
PPG Industries, Inc.	9,022	1,171,056

		3,638,286

Communications Equipment — 2.2%
Cisco Systems, Inc.	54,678	2,939,489

		2,939,489

Distributors — 1.0%
LKQ Corp.	26,933	1,333,453

		1,333,453

Electric Utilities — 3.9%
American Electric Power Co., Inc.	26,538	1,996,188
Exelon Corp.	51,312	1,939,081
NextEra Energy, Inc.	20,623	1,181,492

		5,116,761

Electrical Equipment — 2.4%
Eaton Corp. PLC	5,689	1,213,350
Emerson Electric Co.	20,243	1,954,866

		3,168,216

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	47,531	$1,448,270
TE Connectivity Ltd.	11,881	1,467,660

		2,915,930

Financial Services — 2.0%
Equitable Holdings, Inc.	56,641	1,608,038
Fidelity National Information Services, Inc.	17,877	988,062

		2,596,100

Food Products — 2.1%
Archer-Daniels-Midland Co.	18,595	1,402,435
Kellogg Co.	22,388	1,332,310

		2,734,745

Gas Utilities — 1.3%
Atmos Energy Corp.	16,022	1,697,210

		1,697,210

Ground Transportation — 0.9%
Canadian National Railway Co. (Canada)	11,277	1,221,229

		1,221,229

Health Care Equipment & Supplies — 1.4%
Becton Dickinson & Co.	7,332	1,895,542

		1,895,542

Health Care Providers & Services — 3.3%
Elevance Health, Inc.	3,699	1,610,619
UnitedHealth Group, Inc.	5,544	2,795,229

		4,405,848

Health Care REITs — 1.0%
Welltower, Inc.	16,507	1,352,253

		1,352,253

Hotel & Resort REITs — 1.1%
Host Hotels & Resorts, Inc.	86,531	1,390,553

		1,390,553

Household Durables — 1.0%
Lennar Corp., Class A	11,604	1,302,317

		1,302,317

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	5,789	1,069,460
Siemens AG, ADR	8,467	604,967
Siemens AG, Reg S (Germany)	5,701	817,314

		2,491,741

Insurance — 4.2%
American International Group, Inc.	25,030	1,516,818
Chubb Ltd.	8,333	1,734,764
MetLife, Inc.	36,856	2,318,611

		5,570,193

IT Services — 0.8%
Amdocs Ltd.	13,241	1,118,732

		1,118,732

Metals & Mining — 2.6%
Barrick Gold Corp.	86,902	1,264,424
Rio Tinto PLC, ADR	35,139	2,236,246

		3,500,670

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 2.3%
Dominion Energy, Inc.	29,444	$1,315,263
Sempra	26,385	1,794,972

		3,110,235

Oil, Gas & Consumable Fuels — 9.7%
ConocoPhillips	32,247	3,863,191
Coterra Energy, Inc.	70,714	1,912,814
Diamondback Energy, Inc.	8,927	1,382,614
Enbridge, Inc. (Canada)	38,112	1,264,086
EOG Resources, Inc.	24,228	3,071,141
Phillips 66	10,959	1,316,724

		12,810,570

Personal Care Products — 2.7%
Kenvue, Inc.	64,882	1,302,830
Unilever PLC, ADR	46,679	2,305,943

		3,608,773

Pharmaceuticals — 10.3%
AstraZeneca PLC, ADR	25,955	1,757,673
Johnson & Johnson	14,397	2,242,333
Merck & Co., Inc.	39,514	4,067,966
Pfizer, Inc.	125,202	4,152,950
Roche Holding AG (Switzerland)	5,059	1,379,919

		13,600,841

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	6,583	1,152,618
Broadcom, Inc.	1,649	1,369,626
NXP Semiconductors NV	7,310	1,461,415
QUALCOMM, Inc.	11,802	1,310,730

		5,294,389

Specialized REITs — 3.3%
Crown Castle, Inc.	20,463	1,883,210
Gaming & Leisure Properties, Inc.	45,400	2,067,970
Weyerhaeuser Co.	13,500	413,910

		4,365,090

Specialty Retail — 2.8%
Home Depot, Inc.	4,058	1,226,165
TJX Cos., Inc.	14,808	1,316,135
Tractor Supply Co.	5,570	1,130,989

		3,673,289

Tobacco — 2.3%
Philip Morris International, Inc.	32,676	3,025,144

		3,025,144

Total Common Stocks (Cost $133,534,155)		130,581,642

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $2,267,548, due 10/2/2023(1)	$2,267,246	$2,267,246

Total Repurchase Agreements (Cost $2,267,246)		2,267,246

Total Investments — 100.3% (Cost $135,801,401)		132,848,888

Liabilities in excess of other assets — (0.3)%		(335,372)

Total Net Assets — 100.0%		$132,513,516

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$2,560,300	$2,312,601

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$126,632,908	$3,948,734	*	$—	$130,581,642
Repurchase Agreements	—	2,267,246		—	2,267,246

Total	$126,632,908	$6,215,980		$—	$132,848,888

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 98.7%
Aerospace & Defense — 1.9%
HEICO Corp., Class A	17,146	$2,215,606
Howmet Aerospace, Inc.	25,120	1,161,800
Spirit AeroSystems Holdings, Inc., Class A(1)	22,800	367,992

		3,745,398

Automobile Components — 1.5%
Adient PLC(1)	27,175	997,322
Lear Corp.	13,399	1,798,146
Novem Group SA (Luxembourg)	19,713	151,628

		2,947,096

Automobiles — 0.5%
Harley-Davidson, Inc.	29,195	965,187

		965,187

Banks — 5.5%
Associated Banc-Corp	55,701	953,044
Axos Financial, Inc.(1)	6,049	229,015
Bancorp, Inc.(1)	103,228	3,561,366
Cadence Bank	29,473	625,417
East West Bancorp, Inc.	28,395	1,496,701
First Interstate BancSystem, Inc., Class A	8,976	223,861
Pathward Financial, Inc.	19,423	895,206
Piraeus Financial Holdings SA (Greece)(1)	114,146	338,377
Popular, Inc.	25,621	1,614,379
Wintrust Financial Corp.	4,230	319,365
Zions Bancorporation NA	21,616	754,182

		11,010,913

Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	1,585	617,405
Celsius Holdings, Inc.(1)	4,333	743,543

		1,360,948

Biotechnology — 0.6%
United Therapeutics Corp.(1)	5,150	1,163,231

		1,163,231

Building Products — 1.2%
Carlisle Cos., Inc.	9,496	2,461,933

		2,461,933

Capital Markets — 1.0%
Interactive Brokers Group, Inc., Class A	19,038	1,647,929
Patria Investments Ltd., Class A	20,443	298,059

		1,945,988

Chemicals — 2.0%
Celanese Corp.	6,834	857,804
RPM International, Inc.	17,569	1,665,717
Westlake Corp.	11,227	1,399,670

		3,923,191

Commercial Services & Supplies — 0.9%
Brink’s Co.	25,336	1,840,407

		1,840,407

Communications Equipment — 0.5%
Ciena Corp.(1)	5,800	274,108
Lumentum Holdings, Inc.(1)	17,900	808,722

		1,082,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction & Engineering — 1.3%
EMCOR Group, Inc.	1,520	$319,793
WillScot Mobile Mini Holdings Corp.(1)	55,915	2,325,505

		2,645,298

Construction Materials — 1.2%
Eagle Materials, Inc.	10,670	1,776,768
Knife River Corp.(1)	13,978	682,546

		2,459,314

Consumer Finance — 1.1%
NerdWallet, Inc., Class A(1)	57,719	513,122
OneMain Holdings, Inc.	40,939	1,641,244

		2,154,366

Consumer Staples Distribution & Retail — 2.6%
BJ’s Wholesale Club Holdings, Inc.(1)	19,091	1,362,525
Casey’s General Stores, Inc.	2,589	702,965
Performance Food Group Co.(1)	29,483	1,735,369
Sprouts Farmers Market, Inc.(1)	15,388	658,607
U.S. Foods Holding Corp.(1)	18,837	747,829

		5,207,295

Containers & Packaging — 0.9%
AptarGroup, Inc.	13,841	1,730,679

		1,730,679

Diversified Consumer Services — 1.0%
H&R Block, Inc.	28,393	1,222,603
Service Corp. International	13,352	762,933

		1,985,536

Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	6,960	108,924
Iridium Communications, Inc.	11,520	524,045

		632,969

Electric Utilities — 0.9%
ALLETE, Inc.	8,933	471,663
OGE Energy Corp.	8,579	285,938
PNM Resources, Inc.	14,377	641,358
Portland General Electric Co.	10,969	444,025

		1,842,984

Electrical Equipment — 1.8%
nVent Electric PLC	21,090	1,117,559
Regal Rexnord Corp.	18,132	2,590,700

		3,708,259

Electronic Equipment, Instruments & Components — 2.2%
Avnet, Inc.	17,211	829,398
Cognex Corp.	23,549	999,420
Coherent Corp.(1)	5,200	169,728
Crane NXT Co.	13,890	771,867
Jabil, Inc.	6,100	774,029
Trimble, Inc.(1)	9,983	537,684
TTM Technologies, Inc.(1)	29,545	380,540

		4,462,666

Energy Equipment & Services — 1.4%
ChampionX Corp.	47,299	1,684,790
Liberty Energy, Inc.	66,203	1,226,080

		2,910,870

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.5%
Endeavor Group Holdings, Inc., Class A	10,319	$205,348
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,846	239,606
TKO Group Holdings, Inc.	3,114	261,763
Warner Music Group Corp., Class A	7,248	227,587

		934,304

Financial Services — 3.1%
AvidXchange Holdings, Inc.(1)	47,244	447,873
Cairo Mezz PLC (Cyprus)(1)	591,430	67,580
Cannae Holdings, Inc.(1)	17,905	333,749
Essent Group Ltd.	35,409	1,674,492
MGIC Investment Corp.	38,208	637,691
Nuvei Corp. (Canada)(2)	11,403	171,013
Repay Holdings Corp.(1)	37,917	287,790
Shift4 Payments, Inc., Class A(1)	4,345	240,583
UWM Holdings Corp.	98,848	479,413
Voya Financial, Inc.	13,024	865,445
WEX, Inc.(1)	5,045	948,914

		6,154,543

Food Products — 1.1%
Darling Ingredients, Inc.(1)	17,774	927,803
Freshpet, Inc.(1)	1,912	125,962
Ingredion, Inc.	7,334	721,666
Lancaster Colony Corp.	1,112	183,513
Nomad Foods Ltd.(1)	8,356	127,178
Simply Good Foods Co.(1)	4,163	143,707

		2,229,829

Gas Utilities — 0.7%
National Fuel Gas Co.	8,737	453,538
Southwest Gas Holdings, Inc.	12,666	765,153
UGI Corp.	8,309	191,107

		1,409,798

Ground Transportation — 2.7%
Landstar System, Inc.	14,268	2,524,580
RXO, Inc.(1)	30,111	594,090
XPO, Inc.(1)	30,031	2,242,114

		5,360,784

Health Care Equipment & Supplies — 2.1%
ICU Medical, Inc.(1)	6,250	743,813
Masimo Corp.(1)	12,500	1,096,000
Penumbra, Inc.(1)	8,050	1,947,375
Tandem Diabetes Care, Inc.(1)	21,400	444,478

		4,231,666

Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc.(1)	20,200	1,420,262
agilon health, Inc.(1)	60,500	1,074,480
Alignment Healthcare, Inc.(1)	80,000	555,200
Chemed Corp.	3,050	1,585,085
Molina Healthcare, Inc.(1)	3,200	1,049,248
Privia Health Group, Inc.(1)	37,000	851,000
Surgery Partners, Inc.(1)	27,500	804,375

		7,339,650

Health Care REITs — 1.2%
Omega Healthcare Investors, Inc.	35,480	1,176,517
Ventas, Inc.	30,243	1,274,137

		2,450,654

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Technology — 0.4%
Evolent Health, Inc., Class A(1)	29,400	$800,562

		800,562

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	2,080	173,222

		173,222

Hotels, Restaurants & Leisure — 5.5%
Aramark	57,537	1,996,534
Brinker International, Inc.(1)	13,746	434,236
Caesars Entertainment, Inc.(1)	24,988	1,158,194
Churchill Downs, Inc.	20,012	2,322,193
Domino’s Pizza, Inc.	3,821	1,447,357
Penn Entertainment, Inc.(1)	10,235	234,893
Planet Fitness, Inc., Class A(1)	11,596	570,291
Red Rock Resorts, Inc., Class A	4,576	187,616
Vail Resorts, Inc.	2,951	654,797
Wyndham Hotels & Resorts, Inc.	29,383	2,043,294

		11,049,405

Household Durables — 1.4%
Leggett & Platt, Inc.	23,286	591,697
NVR, Inc.(1)	135	805,046
Taylor Morrison Home Corp.(1)	34,377	1,464,804

		2,861,547

Household Products — 0.3%
Energizer Holdings, Inc.	11,217	359,393
Reynolds Consumer Products, Inc.	6,948	178,077

		537,470

Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc.	5,374	375,750
Vistra Corp.	8,002	265,506

		641,256

Industrial REITs — 1.6%
Americold Realty Trust, Inc.	19,950	606,680
EastGroup Properties, Inc.	10,100	1,681,953
Terreno Realty Corp.	17,980	1,021,264

		3,309,897

Insurance — 3.2%
American Financial Group, Inc.	8,899	993,751
BRP Group, Inc., Class A(1)	33,605	780,644
Fairfax Financial Holdings Ltd. (Canada)	882	719,996
Globe Life, Inc.	3,524	383,165
Primerica, Inc.	8,113	1,574,003
Reinsurance Group of America, Inc.	918	133,284
Talanx AG (Germany)	4,224	267,878
Unum Group	30,824	1,516,233

		6,368,954

Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	5,106	325,201
ZoomInfo Technologies, Inc.(1)	18,158	297,791

		622,992

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 2.2%
Akamai Technologies, Inc.(1)	4,389	$467,604
EPAM Systems, Inc.(1)	3,900	997,191
GoDaddy, Inc., Class A(1)	10,232	762,079
MongoDB, Inc.(1)	600	207,516
Okta, Inc.(1)	5,900	480,909
Twilio, Inc., Class A(1)	16,700	977,451
Wix.com Ltd.(1)	5,675	520,965

		4,413,715

Life Sciences Tools & Services — 1.6%
10X Genomics, Inc., Class A(1)	17,500	721,875
Bruker Corp.	21,600	1,345,680
Repligen Corp.(1)	7,500	1,192,575

		3,260,130

Machinery — 7.0%
AGCO Corp.	15,600	1,845,168
Allison Transmission Holdings, Inc.	12,676	748,645
Chart Industries, Inc.(1)	7,020	1,187,222
Crane Co.	15,530	1,379,685
Dover Corp.	7,040	982,150
Esab Corp.	32,690	2,295,492
Flowserve Corp.	70,475	2,802,791
IDEX Corp.	4,399	915,080
ITT, Inc.	20,531	2,010,190

		14,166,423

Marine Transportation — 1.0%
Kirby Corp.(1)	23,212	1,921,954

		1,921,954

Media — 0.7%
Cable One, Inc.	490	301,664
New York Times Co., Class A	14,483	596,699
Nexstar Media Group, Inc.	4,087	585,953

		1,484,316

Metals & Mining — 2.2%
Cleveland-Cliffs, Inc.(1)	65,331	1,021,123
Lundin Mining Corp. (Canada)	134,050	999,762
Reliance Steel & Aluminum Co.	9,195	2,411,205

		4,432,090

Multi-Utilities — 0.7%
Black Hills Corp.	12,534	634,095
NorthWestern Corp.	14,539	698,744

		1,332,839

Office REITs — 0.6%
Douglas Emmett, Inc.	9,980	127,345
Postal Realty Trust, Inc., Class A	82,178	1,109,403

		1,236,748

Oil, Gas & Consumable Fuels — 3.5%
Chesapeake Energy Corp.	15,142	1,305,695
Chord Energy Corp.	7,190	1,165,283
Denbury, Inc.(1)	5,875	575,809
EQT Corp.	25,045	1,016,326
HF Sinclair Corp.	21,976	1,251,094
Northern Oil & Gas, Inc.	27,141	1,091,882
Targa Resources Corp.	7,823	670,588

		7,076,677

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	25,727	$1,421,931

		1,421,931

Personal Care Products — 0.4%
Beauty Health Co.(1)	68,400	411,768
BellRing Brands, Inc.(1)	11,950	492,699

		904,467

Professional Services — 3.1%
CACI International, Inc., Class A(1)	7,850	2,464,350
Ceridian HCM Holding, Inc.(1)	6,746	457,716
FTI Consulting, Inc.(1)	3,551	633,534
KBR, Inc.	43,920	2,588,645

		6,144,245

Real Estate Management & Development — 0.7%
Doma Holdings, Inc.(1)	11,638	59,121
Jones Lang LaSalle, Inc.(1)	7,870	1,111,086
Zillow Group, Inc., Class C(1)	4,910	226,646

		1,396,853

Residential REITs — 0.9%
Equity LifeStyle Properties, Inc.	17,747	1,130,662
Essex Property Trust, Inc.	3,590	761,403

		1,892,065

Retail REITs — 0.6%
SITE Centers Corp.	70,354	867,465
Tanger Factory Outlet Centers, Inc.	18,090	408,834

		1,276,299

Semiconductors & Semiconductor Equipment — 1.0%
Cirrus Logic, Inc.(1)	14,000	1,035,440
SolarEdge Technologies, Inc.(1)	7,220	935,062

		1,970,502

Software — 4.5%
Aspen Technology, Inc.(1)	943	192,617
BILL Holdings, Inc.(1)	7,400	803,418
Blackbaud, Inc.(1)	15,237	1,071,466
BlackLine, Inc.(1)	10,254	568,789
Blend Labs, Inc., Class A(1)	140,463	192,434
Elastic NV(1)	11,828	960,907
Five9, Inc.(1)	14,400	925,920
Gen Digital, Inc.	49,103	868,141
Guidewire Software, Inc.(1)	5,128	461,520
HubSpot, Inc.(1)	500	246,250
PTC, Inc.(1)	6,226	882,100
Tenable Holdings, Inc.(1)	22,673	1,015,751
Workiva, Inc.(1)	9,121	924,322

		9,113,635

Specialized REITs — 1.4%
CubeSmart	26,249	1,000,874
Four Corners Property Trust, Inc.	39,580	878,280
Lamar Advertising Co., Class A	11,910	994,128

		2,873,282

Specialty Retail — 2.3%
Burlington Stores, Inc.(1)	7,053	954,271
Five Below, Inc.(1)	15,033	2,418,810

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
Foot Locker, Inc.	22,000	$381,700
Valvoline, Inc.	28,317	912,940

		4,667,721

Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corp.(1)	10,238	467,160

		467,160

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.(1)	10,108	531,782
Levi Strauss & Co., Class A	11,726	159,239
PRADA SpA (Italy)	103,680	606,523
PVH Corp.	16,859	1,289,882
Tapestry, Inc.	39,610	1,138,788

		3,726,214

Trading Companies & Distributors — 1.9%
Air Lease Corp.	36,450	1,436,494
WESCO International, Inc.	16,269	2,339,808

		3,776,302

Water Utilities — 0.5%
Essential Utilities, Inc.	29,239	1,003,775

		1,003,775

Total Common Stocks (Cost $203,371,697)		198,623,234

	Principal Amount	Value

Corporate Bonds & Notes — 0.1%
Commercial Services — 0.1%
Affirm Holdings, Inc.
Convertible
0.000% due 11/15/2026(3)	$226,000	169,541

Total Corporate Bonds & Notes (Cost $156,161)		169,541

U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
5.431% due 12/21/2023(4)	140,000	138,346

Total U.S. Treasury Bills (Cost $138,329)		138,346

Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $2,598,004, due 10/2/2023(5)	2,597,657	2,597,657

Total Repurchase Agreements (Cost $2,597,657)		2,597,657

Total Investments — 100.2% (Cost $206,263,844)		201,528,778

Liabilities in excess of other assets — (0.2)%		(447,632)

Total Net Assets — 100.0%		$201,081,146

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of the security amounted to $171,013, representing 0.1% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Zero coupon bond.
(4)	Interest rate shown reflects the discount rate at time of purchase.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$2,933,500	$2,649,696

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P Midcap 400 E-Mini	December 2023	3	Long	$778,861	$756,120	$(22,741)

Total				$778,861	$756,120	$(22,741)

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$197,191,248	$1,431,986	*	$—	$198,623,234
Corporate Bonds & Notes	—	169,541		—	169,541
U.S. Treasury Bills	—	138,346		—	138,346
Repurchase Agreements	—	2,597,657		—	2,597,657

Total	$197,191,248	$4,337,530		$—	$201,528,778

Other Financial Instruments
Futures Contracts
Liabilities	$(22,741)	$—		$—	$(22,741)

Total	$(22,741)	$—		$—	$(22,741)

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 6.5%
Federal Home Loan Mortgage Corp.
3.50% due 6/1/2052	$1,115,585	$959,019
4.00% due 6/1/2052	1,294,189	1,153,615
5.50% due 6/1/2053	401,049	387,639
Federal National Mortgage Association
3.00% due 5/1/2037	2,516,498	2,274,863
3.00% due 7/1/2051	1,497,548	1,240,415
3.00% due 5/1/2052	467,973	387,399
3.50% due 4/1/2052	2,808,389	2,417,214
3.50% due 10/1/2052	1,632,824	1,403,549
4.00% due 6/1/2052	1,891,968	1,686,465

Total Agency Mortgage-Backed Securities (Cost $13,181,538)		11,910,178

Asset-Backed Securities — 24.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	900,000	787,320
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.07% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	984,900
American Express Credit Account Master Trust
Series 2022-3, Class A
3.75% due 8/15/2027	2,000,000	1,936,405
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06% due 8/18/2026	1,125,000	1,070,599
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR2
7.377% (3 mo. USD Term SOFR + 2.01%) due 1/28/2031(1)(2)	1,000,000	992,200
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.74% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	1,000,000	989,000
Anchorage Capital CLO 21 Ltd.
Series 2021-21A, Class B
7.338% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,000,000	985,400
Apidos CLO XXII Ltd.
Series 2015-22A, Class A2R
7.088% (3 mo. USD Term SOFR + 1.76%) due 4/20/2031(1)(2)	1,000,000	989,206
Ares XXVII CLO Ltd.
Series 2013-2A, Class BR2
7.277% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	1,000,000	988,256
Ares XXVIIIR CLO Ltd.
Series 2018-28RA, Class A2
6.97% (3 mo. USD Term SOFR + 1.66%) due 10/17/2030(1)(2)	1,100,000	1,083,880

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A
1.66% due 2/20/2028(1)	$1,100,000	$958,993
Barings CLO Ltd.
Series 2020-1A, Class AR
6.72% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(1)(2)	1,200,000	1,192,115
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class BR
7.12% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	1,200,000	1,180,920
Canyon Capital CLO Ltd.
Series 2022-1A, Class B
7.16% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,178,324
Carlyle U.S. CLO Ltd.
Series 2018-2A, Class A2
7.17% (3 mo. USD Term SOFR + 1.86%) due 10/15/2031(1)(2)	1,000,000	989,641
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	850,000	797,236
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.863% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,191,373
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.219% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,000,000	987,300
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118% due 7/25/2047(1)	708,750	654,878
Dryden 53 CLO Ltd.
Series 2017-53A, Class B
6.97% (3 mo. USD Term SOFR + 1.66%) due 1/15/2031(1)(2)	1,100,000	1,078,110
Dryden Senior Loan Fund
Series 2017-47A, Class CR
7.62% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	1,000,000	997,200
Exeter Automobile Receivables Trust
Series 2022-2A, Class A3
2.80% due 11/17/2025	150,437	150,257
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A
1.06% due 9/15/2027	1,100,000	1,002,307
Gulf Stream Meridian 6 Ltd.
Series 2021-6A, Class A1
6.76% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,000,000	993,400

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Hertz Vehicle Financing III LLC
Series 2022-3A, Class A
3.37% due 3/25/2025(1)	$960,000	$953,226
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
6.866% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	700,000	695,940
Jamestown CLO XI Ltd.
Series 2018-11A, Class A2
7.273% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	1,200,000	1,188,000
KKR CLO 38 Ltd.
Series 38A, Class A1
6.628% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,225,000	1,211,852
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.169% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,050,000	1,038,345
Master Credit Card Trust
Series 2021-1A, Class A
0.53% due 11/21/2025(1)	625,000	603,639
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class BR
6.972% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	1,000,000	984,700
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.63% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	1,200,000	1,191,840
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	700,000	689,223
Octagon Investment Partners 36 Ltd.
Series 2018-1A, Class B
6.96% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,186,034
OHA Credit Partners XIV Ltd.
Series 2017-14A, Class B
7.095% (3 mo. USD Term SOFR + 1.76%) due 1/21/2030(1)(2)	1,000,000	984,900
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	600,000	596,088
PPM CLO 2 Ltd.
Series 2019-2A, Class BR
7.332% (3 mo. USD Term SOFR + 2.01%) due 4/16/2032(1)(2)	1,000,000	986,500
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3
3.40% due 12/15/2026	835,798	827,365

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Santander Retail Auto Lease Trust
Series 2021-C, Class A3
0.50% due 3/20/2025(1)	$304,580	$302,957
TIAA CLO IV Ltd.
Series 2018-1A, Class A2
7.288% (3 mo. USD Term SOFR + 1.96%) due 1/20/2032(1)(2)	1,170,000	1,153,620
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	1,735,000	1,553,771
Verizon Owner Trust
Series 2020-C, Class A
0.41% due 4/21/2025	93,570	93,028
Voya CLO Ltd.
Series 2015-3A, Class A3R
7.288% (3 mo. USD Term SOFR + 1.96%) due 10/20/2031(1)(2)	1,000,000	992,957
World Omni Auto Receivables Trust
Series 2021-B, Class A4
0.69% due 6/15/2027	1,200,000	1,101,934
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A4
0.50% due 11/16/2026	1,390,000	1,374,563

Total Asset-Backed Securities (Cost $44,237,840)		43,869,702

Corporate Bonds & Notes — 21.4%
Aerospace & Defense — 0.6%
Boeing Co.
2.196% due 2/4/2026	200,000	183,734
4.875% due 5/1/2025	1,000,000	982,760

		1,166,494

Agriculture — 0.2%
Reynolds American, Inc.
4.45% due 6/12/2025	400,000	388,616

		388,616

Chemicals — 0.3%
LYB International Finance III LLC
1.25% due 10/1/2025	600,000	546,642

		546,642

Commercial Banks — 9.1%
ABN AMRO Bank NV
6.339% (6.339% fixed rate until 9/18/2026; 1 yr. CMT + 1.65% thereafter) due 9/18/2027(1)(2)	500,000	499,300
Banco Santander SA
2.746% due 5/28/2025	1,000,000	942,040
Bank of America Corp.
3.093% (3.093% fixed rate until 10/1/2024; 3 mo. USD Term SOFR + 1.35% thereafter) due 10/1/2025(2)	1,000,000	967,110
3.384% (3.384% fixed rate until 4/2/2025; SOFR + 1.33% thereafter) due 4/2/2026(2)	1,000,000	956,690

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.08% (5.08% fixed rate until 1/20/2026; SOFR + 1.29% thereafter) due 1/20/2027(2)	$500,000	$488,685
Barclays PLC
2.852% (2.852% fixed rate until 5/7/2025; SOFR + 2.71% thereafter) due 5/7/2026(2)	1,000,000	943,700
7.325% (7.325% fixed rate until 11/2/2025; 1 yr. CMT + 3.05% thereafter) due 11/2/2026(2)	200,000	203,016
BNP Paribas SA
2.219% (2.219% fixed rate until 6/9/2025; SOFR + 2.07% thereafter) due 6/9/2026(1)(2)	1,100,000	1,026,025
Danske Bank AS
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT + 1.35% thereafter) due 9/11/2026(1)(2)	200,000	182,054
Deutsche Bank AG
2.129% (2.129% fixed rate until 11/24/2025; SOFR + 1.87% thereafter) due 11/24/2026(2)	150,000	135,603
Fifth Third Bancorp
2.375% due 1/28/2025	1,000,000	949,140
Fifth Third Bank NA
5.852% (5.852% fixed rate until 10/27/2024; SOFR + 1.23% thereafter) due 10/27/2025(2)	250,000	245,927
Huntington Bancshares, Inc.
2.625% due 8/6/2024	1,000,000	966,210
Huntington National Bank
5.699% (5.699% fixed rate until 11/18/2024; SOFR + 1.22% thereafter) due 11/18/2025(2)	250,000	244,303
JPMorgan Chase & Co.
2.005% (2.005% fixed rate until 3/13/2025; 3 mo. USD Term SOFR + 1.59% thereafter) due 3/13/2026(2)	200,000	188,352
3.845% (3.845% fixed rate until 6/14/2024; SOFR + 0.98% thereafter) due 6/14/2025(2)	1,000,000	982,310
Mitsubishi UFJ Financial Group, Inc.
1.412% due 7/17/2025	550,000	506,973
5.719% (5.719% fixed rate until 2/20/2025; 1 yr. CMT + 1.08% thereafter) due 2/20/2026(2)	500,000	497,290
Morgan Stanley
2.72% (2.72% fixed rate until 7/22/2024; SOFR + 1.15% thereafter) due 7/22/2025(2)	1,000,000	970,440

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.05% (5.05% fixed rate until 1/28/2026; SOFR + 1.30% thereafter) due 1/28/2027(2)	$300,000	$294,231
NatWest Group PLC
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT + 1.35% thereafter) due 3/2/2027(2)	250,000	246,637
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT + 2.85% thereafter) due 11/10/2026(2)	300,000	306,003
Truist Bank
3.625% due 9/16/2025	250,000	236,138
Truist Financial Corp.
2.50% due 8/1/2024	1,000,000	969,890
4.00% due 5/1/2025	1,000,000	964,940
UBS Group AG
3.75% due 3/26/2025	900,000	865,422
Wells Fargo Bank NA
5.45% due 8/7/2026	800,000	796,000

		16,574,429

Commercial Services — 0.6%
Global Payments, Inc.
2.65% due 2/15/2025	1,100,000	1,048,190

		1,048,190

Cosmetics & Personal Care — 0.5%
Procter & Gamble Co.
1.00% due 4/23/2026	1,100,000	994,246

		994,246

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% due 10/29/2024	1,200,000	1,141,824
4.875% due 1/16/2024	550,000	547,954
6.50% due 7/15/2025	800,000	800,392
Air Lease Corp.
2.875% due 1/15/2026	200,000	185,998
Charles Schwab Corp.
1.15% due 5/13/2026	200,000	176,744
Synchrony Financial
4.25% due 8/15/2024	800,000	780,968

		3,633,880

Electric — 1.0%
DTE Energy Co.
Series F
1.05% due 6/1/2025	1,100,000	1,014,563
Pacific Gas & Electric Co.
3.45% due 7/1/2025	300,000	284,712
Public Service Enterprise Group, Inc.
2.875% due 6/15/2024	500,000	488,835

		1,788,110

Healthcare-Services — 0.9%
Elevance Health, Inc.
4.90% due 2/8/2026	200,000	196,078
UnitedHealth Group, Inc.
1.15% due 5/15/2026	1,100,000	988,559

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
3.10% due 3/15/2026	$400,000	$379,748

		1,564,385

Insurance — 0.6%
Corebridge Financial, Inc.
3.50% due 4/4/2025	400,000	383,716
Progressive Corp.
2.45% due 1/15/2027	800,000	727,392

		1,111,108

Lodging — 0.1%
Marriott International, Inc.
Series R
3.125% due 6/15/2026	200,000	187,014

		187,014

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908% due 7/23/2025	1,000,000	977,240
Discovery Communications LLC
4.90% due 3/11/2026	200,000	194,882

		1,172,122

Oil & Gas — 1.0%
Canadian Natural Resources Ltd.
3.90% due 2/1/2025	500,000	485,250
Diamondback Energy, Inc.
3.25% due 12/1/2026	200,000	186,816
Occidental Petroleum Corp.
5.875% due 9/1/2025	200,000	199,090
Shell International Finance BV
2.875% due 5/10/2026	1,000,000	943,120

		1,814,276

Pharmaceuticals — 0.3%
Astrazeneca Finance LLC
1.20% due 5/28/2026	500,000	449,010
CVS Health Corp.
3.875% due 7/20/2025	200,000	193,192

		642,202

Pipelines — 1.2%
Energy Transfer LP
2.90% due 5/15/2025	1,100,000	1,044,747
TransCanada PipeLines Ltd.
6.203% due 3/9/2026	500,000	499,630
Western Midstream Operating LP
3.10% due 2/1/2025	600,000	574,836

		2,119,213

Real Estate Investment Trusts — 1.6%
American Tower Corp.
2.40% due 3/15/2025	1,200,000	1,137,456
Essex Portfolio LP
3.50% due 4/1/2025	500,000	481,005
NNN REIT, Inc.
3.90% due 6/15/2024	1,000,000	983,100
Simon Property Group LP
3.375% due 10/1/2024	250,000	243,273

		2,844,834

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — 0.1%
Broadcom, Inc.
3.459% due 9/15/2026	$200,000	$187,644

		187,644

Software — 0.3%
Fiserv, Inc.
3.85% due 6/1/2025	200,000	193,268
Oracle Corp.
2.50% due 4/1/2025	300,000	285,582

		478,850

Telecommunications — 0.4%
AT&T, Inc.
1.70% due 3/25/2026	200,000	181,456
T-Mobile USA, Inc.
3.50% due 4/15/2025	200,000	192,938
Verizon Communications, Inc.
3.376% due 2/15/2025	350,000	338,657

		713,051

Total Corporate Bonds & Notes (Cost $39,275,555)		38,975,306

Non-Agency Mortgage-Backed Securities — 5.9%
Benchmark Mortgage Trust
Series 2018-B3, Class AS
4.195% due 4/10/2051(2)(3)	1,150,000	1,025,338
Commercial Mortgage Trust
Series 2017-COR2, Class A3
3.51% due 9/10/2050	1,200,000	1,088,242
Series 2019-GC44, Class AM
3.263% due 8/15/2057	1,085,000	884,492
DBGS Mortgage Trust
Series 2018-C1, Class AM
4.777% due 10/15/2051(2)(3)	1,100,000	984,544
DBUBS Mortgage Trust
Series 2017-BRBK, Class A
3.452% due 10/10/2034(1)	793,000	723,047
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.115% due 11/25/2041(1)(2)(3)	900,000	880,179
Series 2021-HQA4, Class M1
6.265% due 12/25/2041(1)(2)(3)	539,359	527,522
Series 2022-DNA1, Class M1A
6.315% due 1/25/2042(1)(2)(3)	451,590	447,333
Series 2022-HQA3, Class M1A
7.615% due 8/25/2042(1)(2)(3)	988,321	1,001,292
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(1)	845,000	781,817
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class AS
3.456% due 5/15/2046	176,760	163,638
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4
3.718% due 12/15/2048	1,380,000	1,307,602
Series 2016-LC24, Class A4
2.942% due 10/15/2049	1,000,000	913,428

Total Non-Agency Mortgage-Backed Securities (Cost $11,318,073)		10,728,474

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

U.S. Government Agencies — 2.1%
Federal Farm Credit Banks Funding Corp.
2.64% due 4/8/2026	$4,000,000	$3,772,360

Total U.S. Government Agencies (Cost $3,963,475)		3,772,360

U.S. Government Securities — 18.6%
U.S. Treasury Notes
5.00% due 9/30/2025	34,000,000	33,965,738

Total U.S. Government Securities (Cost $33,970,781)		33,965,738

U.S. Treasury Bills — 14.6%
U.S. Treasury Bills
5.494% due 1/18/2024(4)	7,000,000	6,888,070
5.515% due 4/18/2024(4)	8,500,000	8,252,383
5.523% due 8/8/2024(4)	5,000,000	4,774,741
5.534% due 5/16/2024(4)	7,000,000	6,767,388

Total U.S. Treasury Bills (Cost $26,696,270)		26,682,582

	Shares	Value

Exchange-Traded Funds — 4.5%
Vanguard Short-Term Inflation-Protected Securities ETF	173,500	8,203,080

Total Exchange-Traded Funds (Cost $8,746,731)		8,203,080

	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $888,375, due 10/2/2023(5)	$888,256	888,256

Total Repurchase Agreements (Cost $888,256)		888,256

Total Investments — 98.1% (Cost $182,278,519)		178,995,676

Assets in excess of other liabilities — 1.9%		3,531,239

Total Net Assets — 100.0%		$182,526,915

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2023, the aggregate market value of these securities amounted to $40,895,354, representing 22.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2023.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$1,003,100	$906,054

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

Open futures contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2023	286	Long	$58,181,407	$57,975,328	$(206,079)

Total				$58,181,407	$57,975,328	$(206,079)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2023	38	Short	$(4,041,235)	$(4,003,656)	$37,579
U.S. Long Bond	December 2023	30	Short	(3,551,037)	(3,413,438)	137,599
U.S. Ultra 10-Year Treasury Note	December 2023	16	Short	(1,835,072)	(1,785,000)	50,072
U.S. Ultra Bond	December 2023	4	Short	(503,862)	(474,750)	29,112

Total				$(9,931,206)	$(9,676,844)	$254,362

Centrally cleared credit default swap agreements — buy protection(6):

Reference Entity	Implied Credit Spread at 9/30/2023(7)	Notional Amount(8)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S40	4.58%	USD	19,750,000	6/20/2028	(5.00)%	Quarterly	$(222,058)	$(309,558)	$(87,500)

(6)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(7)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(8)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$11,910,178	$—	$11,910,178
Asset-Backed Securities	—	43,869,702	—	43,869,702
Corporate Bonds & Notes	—	38,975,306	—	38,975,306
Non-Agency Mortgage-Backed Securities	—	10,728,474	—	10,728,474
U.S. Government Agencies	—	3,772,360	—	3,772,360
U.S. Government Securities	—	33,965,738	—	33,965,738
U.S. Treasury Bills	—	26,682,582	—	26,682,582
Exchange-Traded Funds	8,203,080	—	—	8,203,080
Repurchase Agreements	—	888,256	—	888,256

Total	$8,203,080	$170,792,596	$—	$178,995,676

Other Financial Instruments
Futures Contracts
Assets	$254,362	$—	$—	$254,362
Liabilities	(206,079)	—	—	(206,079)
Swap Contracts
Liabilities	—	(87,500)	—	(87,500)

Total	$48,283	$(87,500)	$—	$(39,217)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 95.3%
Aerospace & Defense — 2.9%
Melrose Industries PLC (United Kingdom)	626,007	$3,567,685
MTU Aero Engines AG (Germany)	22,566	4,099,943

		7,667,628

Banks — 2.0%
Pinnacle Financial Partners, Inc.	34,602	2,319,718
Webster Financial Corp.	74,352	2,997,129

		5,316,847

Biotechnology — 0.1%
Sage Therapeutics, Inc.(1)	12,973	266,984

		266,984

Building Products — 6.0%
AZEK Co., Inc.(1)	114,117	3,393,839
Carlisle Cos., Inc.	20,960	5,434,090
Masonite International Corp.(1)	71,968	6,708,857

		15,536,786

Capital Markets — 2.6%
Cboe Global Markets, Inc.	25,268	3,947,114
Raymond James Financial, Inc.	27,835	2,795,469

		6,742,583

Chemicals — 4.9%
Ashland, Inc.	66,991	5,471,825
Olin Corp.	73,056	3,651,339
Westlake Corp.	29,367	3,661,184

		12,784,348

Commercial Services & Supplies — 2.3%
Republic Services, Inc.	16,846	2,400,723
Stericycle, Inc.(1)	77,877	3,481,881

		5,882,604

Construction & Engineering — 1.2%
API Group Corp.(1)	115,508	2,995,122

		2,995,122

Containers & Packaging — 1.6%
Crown Holdings, Inc.	47,986	4,245,801

		4,245,801

Diversified Consumer Services — 1.2%
Service Corp. International	55,533	3,173,156

		3,173,156

Electrical Equipment — 3.3%
Atkore, Inc.(1)	36,912	5,506,901
Regal Rexnord Corp.	21,389	3,056,061

		8,562,962

Electronic Equipment, Instruments & Components — 3.5%
Littelfuse, Inc.	14,777	3,654,648
Teledyne Technologies, Inc.(1)	13,371	5,463,123

		9,117,771

Entertainment — 1.1%
Warner Music Group Corp., Class A	92,564	2,906,510

		2,906,510

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 1.4%
Essent Group Ltd.	75,999	$3,593,993

		3,593,993

Food Products — 1.2%
Nomad Foods Ltd.(1)	206,996	3,150,479

		3,150,479

Health Care Equipment & Supplies — 4.8%
Haemonetics Corp.(1)	46,629	4,177,026
Integer Holdings Corp.(1)	52,978	4,155,064
LivaNova PLC(1)	81,057	4,286,294

		12,618,384

Health Care Providers & Services — 3.1%
HealthEquity, Inc.(1)	76,487	5,587,375
Humana, Inc.	5,249	2,553,744

		8,141,119

Health Care Technology — 0.5%
Schrodinger, Inc.(1)	42,143	1,191,383

		1,191,383

Hotels, Restaurants & Leisure — 1.1%
Planet Fitness, Inc., Class A(1)	55,543	2,731,605

		2,731,605

Household Durables — 1.0%
Mohawk Industries, Inc.(1)	30,384	2,607,251

		2,607,251

Household Products — 1.2%
Church & Dwight Co., Inc.	34,843	3,192,664

		3,192,664

Industrial REITs — 1.6%
Terreno Realty Corp.	73,462	4,172,642

		4,172,642

Insurance — 6.5%
Arch Capital Group Ltd.(1)	56,369	4,493,173
Axis Capital Holdings Ltd.	75,659	4,264,898
First American Financial Corp.	65,191	3,682,640
Reinsurance Group of America, Inc.	30,282	4,396,643

		16,837,354

Interactive Media & Services — 0.8%
Bumble, Inc., Class A(1)	139,327	2,078,759

		2,078,759

IT Services — 1.8%
Okta, Inc.(1)	59,075	4,815,203

		4,815,203

Life Sciences Tools & Services — 4.4%
Azenta, Inc.(1)	86,560	4,344,446
Bio-Rad Laboratories, Inc., Class A(1)	14,998	5,376,033
Sotera Health Co.(1)	117,763	1,764,090

		11,484,569

Machinery — 1.1%
Ingersoll Rand, Inc.	46,651	2,972,602

		2,972,602

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 1.6%
Reliance Steel & Aluminum Co.	7,578	$1,987,179
Steel Dynamics, Inc.	21,364	2,290,648

		4,277,827

Personal Care Products — 0.1%
Honest Co., Inc.(1)	223,691	281,851

		281,851

Professional Services — 5.4%
CACI International, Inc., Class A(1)	12,200	3,829,946
Dun & Bradstreet Holdings, Inc.	244,491	2,442,465
TransUnion	55,092	3,955,055
WNS Holdings Ltd., ADR(1)	57,237	3,918,445

		14,145,911

Residential REITs — 4.7%
American Homes 4 Rent, Class A	128,548	4,330,782
Apartment Income REIT Corp.	106,041	3,255,459
Sun Communities, Inc.	39,689	4,696,796

		12,283,037

Semiconductors & Semiconductor Equipment — 3.4%
Marvell Technology, Inc.	80,980	4,383,447
ON Semiconductor Corp.(1)	48,231	4,483,072

		8,866,519

Software — 6.3%
Instructure Holdings, Inc.(1)	141,040	3,582,416
PagerDuty, Inc.(1)	175,807	3,953,899
Q2 Holdings, Inc.(1)	100,354	3,238,423
Riskified Ltd., Class A(1)	216,150	968,352
SPS Commerce, Inc.(1)	14,547	2,481,864
WalkMe Ltd.(1)	240,560	2,280,509

		16,505,463

Specialized REITs — 3.0%
SBA Communications Corp.	18,781	3,759,393
VICI Properties, Inc.	142,939	4,159,525

		7,918,918

Specialty Retail — 4.6%
Burlington Stores, Inc.(1)	28,046	3,794,624
Leslie’s, Inc.(1)	487,461	2,759,029
National Vision Holdings, Inc.(1)	106,269	1,719,432
Revolve Group, Inc.(1)	154,499	2,102,731
Tractor Supply Co.	7,789	1,581,557

		11,957,373

Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	4,781	2,457,864

		2,457,864

Trading Companies & Distributors — 2.1%
Air Lease Corp.	83,168	3,277,651
United Rentals, Inc.	5,104	2,269,085

		5,546,736

Total Common Stocks (Cost $273,925,179)		249,028,608

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Exchange-Traded Funds — 1.2%
SPDR S&P Biotech ETF	42,757	$3,122,116

Total Exchange-Traded Funds (Cost $4,360,879)		3,122,116

	Principal Amount	Value

Repurchase Agreements — 3.6%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $9,301,243, due 10/2/2023(2)	$9,300,003	9,300,003

Total Repurchase Agreements (Cost $9,300,003)		9,300,003

Total Investments — 100.1% (Cost $287,586,061)		261,450,727

Liabilities in excess of other assets — (0.1)%		(152,365)

Total Net Assets — 100.0%		$261,298,362

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$10,502,100	$9,486,065

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$241,360,980	$7,667,628	*	$—	$249,028,608
Exchange-Traded Funds	3,122,116	—		—	3,122,116
Repurchase Agreements	—	9,300,003		—	9,300,003

Total	$244,483,096	$16,967,631		$—	$261,450,727

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — 99.8%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	9,165	$3,748,118

		3,748,118

Banks — 2.0%
JPMorgan Chase & Co.	34,175	4,956,058

		4,956,058

Beverages — 1.3%
Coca-Cola Co.	60,644	3,394,851

		3,394,851

Biotechnology — 4.8%
AbbVie, Inc.	41,187	6,139,334
Gilead Sciences, Inc.	44,344	3,323,140
Vertex Pharmaceuticals, Inc.(1)	7,654	2,661,602

		12,124,076

Broadline Retail — 0.9%
Amazon.com, Inc.(1)	17,796	2,262,227

		2,262,227

Capital Markets — 2.9%
Cboe Global Markets, Inc.	15,241	2,380,797
Houlihan Lokey, Inc.	17,846	1,911,663
MSCI, Inc.	2,495	1,280,134
S&P Global, Inc.	4,821	1,761,642

		7,334,236

Chemicals — 0.7%
LyondellBasell Industries NV, Class A	17,607	1,667,383

		1,667,383

Construction & Engineering — 0.7%
AECOM	20,114	1,670,267

		1,670,267

Consumer Staples Distribution & Retail — 2.5%
Koninklijke Ahold Delhaize NV, ADR	75,204	2,262,136
Walmart, Inc.	25,723	4,113,880

		6,376,016

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	59,106	1,915,625

		1,915,625

Electric Utilities — 1.6%
American Electric Power Co., Inc.	33,934	2,552,515
NextEra Energy, Inc.	26,457	1,515,722

		4,068,237

Electrical Equipment — 0.5%
Eaton Corp. PLC	5,810	1,239,157

		1,239,157

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	7,456	1,504,323

		1,504,323

Entertainment — 1.1%
Electronic Arts, Inc.	23,310	2,806,524

		2,806,524

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 3.6%
Fidelity National Information Services, Inc.	18,346	$1,013,983
Mastercard, Inc., Class A	6,661	2,637,157
Visa, Inc., Class A	23,370	5,375,334

		9,026,474

Food Products — 0.4%
General Mills, Inc.	17,615	1,127,184

		1,127,184

Ground Transportation — 0.5%
Knight-Swift Transportation Holdings, Inc.	23,355	1,171,253

		1,171,253

Health Care Providers & Services — 5.6%
Cencora, Inc.	6,979	1,256,011
Elevance Health, Inc.	5,723	2,491,909
McKesson Corp.	8,232	3,579,685
UnitedHealth Group, Inc.	13,201	6,655,812

		13,983,417

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.(1)	745	2,297,543
Compass Group PLC, ADR	93,229	2,270,126

		4,567,669

Household Products — 1.3%
Procter & Gamble Co.	21,943	3,200,606

		3,200,606

Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	25,531	1,215,020

		1,215,020

Insurance — 5.0%
Everest Group Ltd.	8,201	3,048,066
Marsh & McLennan Cos., Inc.	22,704	4,320,571
Progressive Corp.	13,845	1,928,608
Selective Insurance Group, Inc.	14,421	1,487,815
Willis Towers Watson PLC	9,015	1,883,774

		12,668,834

Interactive Media & Services — 6.7%
Alphabet, Inc., Class C(1)	98,184	12,945,561
Meta Platforms, Inc., Class A(1)	13,320	3,998,797

		16,944,358

IT Services — 2.8%
Amdocs Ltd.	37,339	3,154,772
VeriSign, Inc.(1)	19,215	3,891,614

		7,046,386

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	2,039	1,032,081

		1,032,081

Media — 1.7%
Comcast Corp., Class A	98,845	4,382,787

		4,382,787

Multi-Utilities — 1.2%
Ameren Corp.	23,579	1,764,417
CenterPoint Energy, Inc.	49,937	1,340,808

		3,105,225

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2023 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 2.7%
Exxon Mobil Corp.	11,136	$1,309,371
Shell PLC, ADR	84,791	5,458,844

		6,768,215

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	25,208	1,463,072
Eli Lilly & Co.	7,942	4,265,887
Merck & Co., Inc.	62,241	6,407,711

		12,136,670

Professional Services — 6.1%
Automatic Data Processing, Inc.	11,304	2,719,516
Booz Allen Hamilton Holding Corp.	10,384	1,134,660
Experian PLC, ADR	61,274	1,999,983
Genpact Ltd.	110,466	3,998,869
Paychex, Inc.	23,797	2,744,508
RELX PLC, ADR	45,334	1,527,756
Verisk Analytics, Inc.	5,262	1,243,095

		15,368,387

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	10,306	1,804,478
Broadcom, Inc.	9,259	7,690,340
KLA Corp.	4,344	1,992,419

		11,487,237

Software — 18.1%
Adobe, Inc.(1)	10,759	5,486,014
Fortinet, Inc.(1)	34,953	2,051,042
Gen Digital, Inc.	204,346	3,612,837
Intuit, Inc.	7,547	3,856,064
Microsoft Corp.	66,222	20,909,597
Nice Ltd., ADR(1)	5,731	974,270
Oracle Corp.	42,262	4,476,391
ServiceNow, Inc.(1)	7,535	4,211,764

		45,577,979

Specialized REITs — 0.5%
Public Storage	4,300	1,133,136

		1,133,136

Specialty Retail — 3.8%
AutoZone, Inc.(1)	2,391	6,073,116
O’Reilly Automotive, Inc.(1)	1,777	1,615,044
Ulta Beauty, Inc.(1)	4,493	1,794,729

		9,482,889

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	59,286	10,150,356

		10,150,356

Tobacco — 1.8%
Philip Morris International, Inc.	48,329	4,474,299

		4,474,299

Total Common Stocks (Cost $232,705,451)		251,117,560

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.60%, dated 9/29/2023, proceeds at maturity value of $444,939, due 10/2/2023(2)	$444,879	$444,879

Total Repurchase Agreements (Cost $444,879)		444,879

Total Investments — 100.0% (Cost $233,150,330)		251,562,439

Liabilities in excess of other assets — (0.0)%		(97,638)

Total Net Assets — 100.0%		$251,464,801

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	4/30/2026	$502,400	$453,795

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$251,117,560	$—	$—	$251,117,560
Repurchase Agreements	—	444,879	—	444,879

Total	$251,117,560	$444,879	$—	$251,562,439

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2023, Guardian Core Plus Fixed Income VIP Fund, Guardian International Equity VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund each held one illiquid security, and Guardian Mid Cap Relative Value VIP Fund held two illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of September 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2023, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2023, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended September 30, 2023, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested. During the period ended September 30, 2023, Guardian Multi-Sector Bond VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund entered into credit default swaps for risk exposure management and to enhance potential return.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.